File Nos. 33-72046
                                                                     811-05618
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
            Pre-Effective Amendment No.                                   ( )
            Post-Effective Amendment No.          6                       (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           ( )
            Amendment No.    35                                           (X)

                      (Check appropriate box or boxes.)

     ALLIANZ LIFE VARIABLE ACCOUNT B
     -------------------------------
        (Exact Name of Registrant)

     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
     -----------------------------------------------
        (Name of Depositor)



     1750 Hennepin Avenue, Minneapolis, MN                    55403
     -------------------------------------------              -----
     (Address of Depositor's Principal Executive Offices)   (Zip Code)

Depositor's Telephone Number, including Area Code  (612) 347-6596

     Name and Address of Agent for Service
     -------------------------------------
          Michael T. Westermeyer
          Allianz Life Insurance Company of North America
          1750 Hennepin Avenue
          Minneapolis, MN  55403

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT 06881
          (203) 226-7866

It is proposed that this filing will become effective:

     _____     immediately upon filing pursuant to paragraph (b) of Rule 485
     __X__     on May 1, 1998 pursuant to paragraph (b)of Rule 485
     _____     60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____     on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts



                            CROSS REFERENCE SHEET
                            (Required by Rule 495)

Item No.                                                  Location
--------                                                  --------
                             PART A
Item 1.   Cover Page . . . . . . . . . . . . . . . . . .  Cover Page

Item 2.   Definitions .  . . . . . . . . . . . . . . . .  Definitions

Item 3.   Synopsis or Highlights.  . . . . . . . . . . .  Highlights

Item 4.   Condensed Financial Information. . . . . . . .  Condensed Financial
                                                          Information

Item 5.   General Description of Registrant, Depositor,
          and Portfolio Companies. . . . . . . . . . . .  The Company; The
                                                          Variable Account;
                                                          Franklin Valuemark
                                                          Funds

Item 6.   Deductions. . . . . . . . .. . . . . . . . . .  Charges and
                                                          Deductions

Item 7.   General Description of Variable
          Annuity Contracts . . . . . . . . . . . . . .   The Contracts

Item 8.   Annuity Period. . .. . . . . . . . . . . . . .  Annuity Provisions

Item 9.   Death Benefit. . . . . . . . . . . . . . . . .  The Contracts;
                                                          Annuity Provisions

Item 10.  Purchases and Contract Value. . . . . . . . .   Purchase Payments
                                                          and Contract Value

Item 11.  Redemptions. . . . . . . . . . . . . . . . . .  Surrenders

Item 12.  Taxes. . . . . . . . . . . . . . . . . . . . .  Federal Tax Status

Item 13.  Legal Proceedings. . . . . . . . . . . . . . .  Legal Proceedings

Item 14.  Table of Contents of the Statement of           Table of Contents of
          Additional Information. . . . . . . . . . . .   the Statement of
                                                          Additional Informa-
                                                          tion

                        CROSS REFERENCE SHEET (cont'd)
                            (Required by Rule 495)

Item No.                                                Location
--------                                                --------
                             PART B

Item 15.  Cover Page. . . . . . . . .. . . . . . . . .  Cover Page

Item 16.  Table of Contents. . . . . . . . . . . . . .  Table of Contents

Item 17.  General Information and History. . . . . . .  The Company

Item 18.  Services. . . . . . . . . . . . .. . . . . .  Not Applicable

Item 19.  Purchase of Securities Being Offered. . . .   Not Applicable

Item 20.  Underwriters. . . . . . . . . . . . . . . .   Distributor

Item 21.  Calculation of Performance Data. . . . . . .  Calculation of
                                                        Performance Data

Item 22.  Annuity Payments. . . . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements. . . . .  . . . . . . .  Financial Statements

                                 Part C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.

                                 Part A



                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Home Office:                                     Valuemark Service Center:
1750 Hennepin Avenue                             300 Berwyn Park
Minneapolis, MN 55403-2195                       P.O. Box 3031
800) 542-5427                                    Berwyn, PA 19312-0031
                                                 (800) 624-0197

                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                                   May 1, 1998


The Individual Flexible Payment Variable Annuity Contracts (the "Contracts") described in this Prospectus provide for accumulation of Contract Values and eventual payment of monthly annuity payments. The Contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes. This is not appropriate as a trading vehicle.

The Contracts are available for retirement plans which do not qualify for the special federal tax advantages available under the Internal Revenue Code ("Non-Qualified Plans") and for retirement plans which do qualify for the federal tax advantages available under the Internal Revenue Code ("Qualified Plans"). (See "Federal Tax Status - Qualified Plans.") However, because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans.


Purchase payments for the Contracts will be allocated to a segregated investment account of Allianz Life Insurance Company of North America (the "Company") which account has been designated Allianz Life Variable Account B (the "Variable Account") or to the Company's Fixed Option. IN WASHINGTON, THE FIXED OPTION IS NOT AVAILABLE UNTIL APPROVED BY THE WASHINGTON INSURANCE DEPARTMENT.

The Variable Account invests in shares of Franklin Valuemark Funds (the "Trust"). The Trust is a series fund with twenty-five Portfolios: the Capital Growth Fund, the Global Health Care Securities Fund, the Global Utilities Securities Fund, the Growth and Income Fund, the High Income Fund, the Income Securities Fund, the Money Market Fund, the Mutual Discovery Securities Fund, the Mutual Shares Securities Fund, the Natural Resources Securities Fund, the Real Estate Securities Fund, the Rising Dividends Fund, the Small Cap Fund, the Templeton Developing Markets Equity Fund, the Templeton Global Asset Allocation Fund, the Templeton Global Growth Fund, the Templeton Global Income Securities Fund, the Templeton International Equity Fund, the Templeton International Smaller Companies Fund, the Templeton Pacific Growth Fund, the U.S. Government Securities Fund, the Value Securities Fund and the Zero Coupon Funds - 2000, 2005, and 2010. Prior to May 1, 1998 the Global Utilities Securities Fund was known as the Utility Equity Fund. IN CALIFORNIA, THE GLOBAL HEALTH CARE SECURITIES FUND AND THE VALUE SECURITIES FUND ARE NOT AVAILABLE UNTIL APPROVED BY THE CALIFORNIA INSURANCE DEPARTMENT. (CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.) See "Highlights" and "Federal Tax Status" for a discussion of owner control of the underlying investments in a variable annuity contract.


THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE CONTRACT OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.


This Prospectus concisely sets forth the information a prospective investor should know before investing. Additional information about the Contracts is contained in the "Statement of Additional Information" (SAI), which is available at no charge. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents of the SAI can be found on the last page of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about registrants that file electronically with the SEC. For a free copy of the SAI, call or write the Home Office address shown above.


INQUIRIES: Any inquiries can be made by telephone or in writing to the Company at the Home Office phone number or address listed above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, COUNTRY, OR JURISDICTION IN WHICH THE OFFERING IS UNAUTHORIZED. NO SALES REPRESENTATIVE, DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

THIS PROSPECTUS MUST BE ACCOMPANIED BY OR PRECEDED BY A CURRENT PROSPECTUS FOR FRANKLIN VALUEMARK FUNDS.


This Prospectus and the Statement of Additional Information are dated May 1, 1998 and may be amended from time to time.


This Prospectus should be kept for future reference.

In the State of Oregon, all references to Franklin Valuemark(R) III refer to Valuemark III.

Contents                                          Page


DEFINITIONS......................................     3
HIGHLIGHTS.......................................     4
FEE TABLE........................................     6
CONDENSED FINANCIAL
 INFORMATION.....................................    10
THE COMPANY......................................    13
THE VARIABLE ACCOUNT.............................    13
FRANKLIN VALUEMARK FUNDS.........................    13
 General.........................................    14
 Substitution of Securities......................    14
 Voting Privileges...............................    14
CHARGES AND DEDUCTIONS...........................    14
 Deduction for Contingent Deferred
  Sales Charge (Sales Load)......................    15
 Reduction or Elimination of Contingent
  Deferred Sales Charge..........................    15
 Deduction for Mortality and
  Expense Risk Charge............................    15
 Deduction for Administrative
  Expense Charge.................................    16
 Deduction for Contract
  Maintenance Charge.............................    16
 Deduction for Premium Taxes.....................    16
 Deduction for Income Taxes......................    16
 Deduction for Trust Expenses....................    17
 Deduction for Transfer Fee......................    17
THE CONTRACTS....................................    17
 Ownership.......................................    17
 Assignment......................................    17
 Beneficiary.....................................    17
 Change of Beneficiary...........................    18
 Annuitant.......................................    18
 Death of the Contract Owner
  Before the Income Date.........................    18
 Death of the Contract Owner
  After the Income Date..........................    19
 Death of the Annuitant..........................    19
ANNUITY PROVISIONS...............................    19
 Income Date.....................................    19
 Change in Income Date and
  Annuity Option.................................    19
 Annuity Options.................................    19
 Annuity Units...................................    20
PURCHASE PAYMENTS AND
 CONTRACT VALUE..................................    21
 Purchase Payments...............................    21
 Automatic Investment Plan.......................    21
 Allocation of Purchase Payments.................    21
 Transfer of Contract Values.....................    22
 Dollar Cost Averaging...........................    23
 Flexible Rebalancing............................    24
 Contract Value..................................    24
 Accumulation Unit...............................    24
DISTRIBUTOR......................................    24
SURRENDERS.......................................    24
 Systematic Withdrawal...........................    25
 Minimum Distribution Program....................    25
 Delay of Payments...............................    26
ADMINISTRATION OF THE CONTRACTS..................    26
PERFORMANCE DATA.................................    26
 Money Market Sub-Account........................    26
 Other Contract Sub-Accounts.....................    26
 Performance Ranking.............................    27
FEDERAL TAX STATUS...............................    27
 General.........................................    27
 Diversification.................................    28
 Multiple Contracts..............................    28
 Contracts Owned by Other than
  Natural Persons................................    29
 Tax Treatment of Assignments....................    29
 Income Tax Withholding..........................    29
 Tax Treatment of Surrenders -
  Non-Qualified Contracts........................    29
 Qualified Plans.................................    29
 Tax Treatment of Surrenders -
  Qualified Contracts............................    31
 Tax-Sheltered Annuities -
  Surrender Limitations..........................    32
FINANCIAL STATEMENTS.............................    32
LEGAL PROCEEDINGS................................    32
TABLE OF CONTENTS OF THE
 STATEMENT OF ADDITIONAL
 INFORMATION.....................................    32


Definitions
--------------------------------------------------------------------------------

Accumulation Unit - An accounting unit of measure used to calculate the Contract Value prior to the Income Date.

Annuitant - The person upon whose continuation of life any annuity payment involving life contingencies depends. The Annuitant may be changed at any time prior to the Income Date unless the Contract Owner is not a natural person.

Annuity Option - An arrangement under which annuity payments are made under the Contract.

Annuity Period - The period starting on the Income Date.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Income Date.

Company - Allianz Life Insurance Company of North America at its Valuemark Service Center shown on the cover page of this Prospectus.

Contract Anniversary - An anniversary of the Effective Date of the Contract.

Contract Owner - The person(s) or entity who own the Contract as named in the Company's records as the owner or Joint Owner. If Joint Owners are named, all references to Contract Owner shall mean the Joint Owners.


Contract Sub-Account (referred to in the Contract as "Sub-Account") - A segment of the Variable Account. Each Contract Sub-Account is invested in shares of a Portfolio of an Eligible Investment.


Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under the Contract.

Contract Year - Any period of twelve (12) months commencing with the Effective Date and each Contract Anniversary thereafter.

Effective Date - The date on which the first Contract Year begins.

Eligible Investment(s) - An investment entity which can be selected by the Contract Owner to be the underlying investment of the Contract.


Fixed Option (referred to in the Contract as the "Fixed Account") - The Company's general investment account which contains all the assets of the Company with the exception of the Variable Account and other segregated asset accounts.



Income Date - The date on which annuity payments are to commence.

Joint Owner - If there is more than one Contract Owner, each Contract Owner shall be a Joint Owner of the Contract. Joint Owners have equal ownership rights and must both authorize any exercising of those ownership rights unless otherwise allowed by the Company. Any Joint Owner must be the spouse of the other Joint Owner (except in Pennsylvania).

Non-Qualified Contracts - Contracts issued under Non-Qualified Plans which do not receive favorable tax treatment under Sections 401, 403(b) or 408 of the Internal Revenue Code of 1986, as amended (the "Code").


Portfolio (referred to in the Contract as "Fund") - A segment of an Eligible Investment which constitutes a separate and distinct class of interests under an Eligible Investment.


Qualified Contracts - Contracts issued under Qualified Plans which receive favorable tax treatment under Sections 401, 403(b) or 408 of the Code.


Surrender Value - The Contract Value for the Valuation Period next following the Valuation Period during which the written request to the Company for surrender is received, reduced by the sum of: (i) any applicable premium taxes not previously deducted; (ii) any applicable Contract Maintenance Charge; and (iii) any applicable Contingent Deferred Sales Charge.

Valuation Date - The Variable Account will be valued each day that the New York Stock Exchange is open for trading, which is Monday through Friday, except for normal business holidays.

Valuation Period - The period commencing at the close of business of the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

Variable Account - A separate investment account of the Company, designated as Allianz Life Variable Account B, into which purchase payments may be allocated.

Highlights
--------------------------------------------------------------------------------


Purchase payments for the Contracts will be allocated to a segregated investment account of Allianz Life Insurance Company of North America (the "Company") which has been designated Allianz Life Variable Account B (the "Variable Account") or to the Company's Fixed Option. IN WASHINGTON, THE FIXED OPTION IS NOT AVAILABLE UNTIL APPROVED BY THE WASHINGTON INSURANCE DEPARTMENT.


The Variable Account invests in shares of Franklin Valuemark Funds (the "Trust"). (See "Franklin Valuemark Funds.") CONTRACT OWNERS BEAR THE INVESTMENT RISK FOR ALL AMOUNTS ALLOCATED TO THE VARIABLE ACCOUNT.


The Contract may be returned within 10 days (or for a longer period in states where required) after it is received ("Free-Look Period"). It can be mailed or delivered to either the Company or the agent who sold it. Return of the Contract by mail is effective on being postmarked, properly addressed and postage prepaid. The returned Contract will be treated as if the Company had never issued it. The Company will promptly refund the Contract Value in states where permitted. This may be more or less than the purchase payments. In states where required and where the Contract is purchased pursuant to an Individual Retirement Annuity, the Company will promptly refund the purchase payments, less any surrenders. The Company has reserved the right to allocate initial purchase payments to the Money Market Sub-Account (except those allocated to the Fixed Option) until the expiration of the Free-Look Period. If the Company does so allocate the initial purchase payment to the Money Market Sub-Account, it will refund the greater of the purchase payments, less any surrenders, or the Contract Value. It is the Company's current practice to directly allocate the initial purchase payment to the Contract Sub-Accounts and/or to the Fixed Option as selected by the Contract Owner.


A Contingent Deferred Sales Charge (sales load) may be deducted in the event of a surrender. The Contingent Deferred Sales Charge is imposed on surrenders of purchase payments within five (5) years after their being made. Once each Contract Year, Contract Owners may surrender up to fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a Contingent Deferred Sales Charge. If no surrender is made during a Contract Year, the 15% is cumulative into future years. If less than 15% is surrendered in a Contract Year, the remaining percentage is not available in future years. The Contingent Deferred Sales Charge will vary in amount, depending upon the Contract Year in which the purchase payment being surrendered was made. The Company currently makes available a systematic withdrawal plan which allows for additional options in some instances. (See "Surrenders - Systematic Withdrawal.") The Contingent Deferred Sales Charge is found in the Fee Table. See also "Charges and Deductions - Deduction for Contingent Deferred Sales Charge (Sales Load)." The maximum Contingent Deferred Sales Charge is 6% of purchase payments. For purposes of determining the applicability of the Contingent Deferred Sales Charge, surrenders are deemed to be on a first-in, first-out basis.

There is a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account. This charge compensates the Company for assuming the mortality and expense risks under the Contracts. (See "Charges and Deductions - Deduction for Mortality and Expense Risk Charge.")

There is an Administrative Expense Charge which is equal, on an annual basis, to 0.15% of the average daily net assets of the Variable Account. This charge compensates the Company for costs associated with the administration of the Contract and the Variable Account. (See "Charges and Deductions - Deduction for Administrative Expense Charge.")

There is an annual Contract Maintenance Charge of $30 each Contract Year. (See "Charges and Deductions - Deduction for Contract Maintenance Charge.") Premium taxes or other taxes payable to a state or other governmental entity will be charged against Contract Values. (See "Charges and Deductions - Deduction for Premium Taxes.")

Under certain circumstances there may be assessed a transfer fee when a Contract Owner transfers Contract Values. (See "Charges and Deductions - Deduction for Transfer Fee.")


There is a ten percent (10%) federal income tax penalty that may be applied to the income portion of any distribution from the Contracts. However, the penalty is not imposed under certain circumstances. (See "Federal Tax Status - Tax Treatment of Surrenders - Non-Qualified Contracts" and "Federal Tax Treatment of Surrenders Qualified Contracts.") For a further discussion of the taxation of the Contracts, see "Federal Tax Status."


For Contracts purchased in connection with 403(b) plans, surrenders of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) are limited to circumstances only when the Contract Owner: (1) attains age 591/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, surrenders for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results. The limitations on surrenders became effective on January 1, 1989 and only apply to (i) salary reduction contributions made after December 31, 1988;
(ii) to income attributable to such contributions; and (iii) to amounts held as of December 31, 1988. The limitations on surrenders do not affect rollovers or transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding distributions. (See "Federal Tax Status - Tax Sheltered Annuities Surrender Limitations.")


The Treasury Department has indicated that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investment underlying the contract. The issuance of such guidelines may require the Company to impose limitations on a Contract Owner's right to control the investment. It is not known whether any such guidelines would have a retroactive effect (see "Federal Tax Status - Diversification").


The Company offers other deferred variable annuity contracts but does not permit exchange of those contracts for the Contracts offered by this Prospectus.


Because of certain exemptive and exclusionary provisions, interests in the Fixed Option are not registered under the Securities Act of 1933 and the Fixed Option is not registered as an investment company under the Investment Company Act of 1940, as amended. Accordingly, neither the Fixed Option nor any interests therein are subject to the provisions of these Acts, and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in the Prospectus relating to the Fixed Option. Disclosures regarding the Fixed Option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.



Allianz Life Variable Account B Fee Table

Contract Owner Transaction Fees Contingent Deferred Sales Charge* (as a percentage of purchase payments)


                                                Years Since
                                                  Payment   Charge
                                             ------------------------
                                                    0-1        6%
                                                    1-2        5%
                                                    2-3        4%
                                                    3-4        3%
                                                    4-5      1.5%
                                                     5+         0


Current Transfer Fee**...................................  First 12 transfers in a Contract Year are free. Thereafter, the fee is $25 (or 2% of the amount transferred, if less).Prescheduled automatic dollar cost averaging and flexible rebalancing transfers are not counted.


Contract Maintenance  Charge..............................  $30 per Contract per
year (Prior to the Income Date the charge is waived for Contracts having Contract Values or purchase payments less surrenders of $100,000 or more. Currently, the charge is also waived during the Annuity Period if the Contract Value at the time of annuitization is at least $100,000.)


Variable Account Annual Expenses
(as a percentage of average account value)
Mortality and Expense Risk Charge........................    1.25%
Administrative Expense Charge............................     .15%
                                                          ---------
Total Variable Account Annual Expenses...................    1.40%

*Once each Contract Year, a Contract Owner may surrender up to fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a Contingent Deferred Sales Charge. If no surrender is made during a Contract Year, the 15% is cumulative into future years. If less than 15% is surrendered in a Contract Year, the remaining percentage is not available in future years. See also "Surrenders - Systematic Withdrawal" and "Surrenders - Minimum Distribution Program" for additional options.

**The Contract provides that if more than three transfers have been made in a Contract Year, the Company reserves the right to deduct a transfer fee which shall not exceed the lesser of $25 or 2% of the amount transferred. Market timing transfers may not be permitted.


Franklin Valuemark Funds' Annual Expenses

(as a percentage of Franklin Valuemark Funds' average net assets).


The Management and Portfolio  Administration Fees for each Portfolio are based on a percentage of that Portfolio's net assets. See
"Franklin Valuemark Funds" in this Prospectus and "Management" in the Trust prospectus.

The "Management and Portfolio  Administration Fees" below include investment advisory and other management and administrative fees not included as "Other  Expenses" that were paid to the Managers and Portfolio  Administrators  to the Trust for the 1997 calendar year except for  Portfolios  with fee waivers or newer  Portfolios  without a full year of operations as of December 31, 1997 (see explanatory  footnotes  below).  The purpose of the Table is to assist the Contract Owner in understanding the costs of investing, directly or indirectly, in the Contract.


                                                                                  Management
                                                                                 and Portfolio      Other   Total Annual
                                                                             Administration Fees1 Expenses    Expenses
------------------------------------------------------------------------------------------------------------------------------------
Capital Growth Fund ........................................................         .75%           .02%        .77%
Global Health Care Securities Fund2 ........................................         .75%           .11%        .86%
Global Utilities Securities Fund3 ..........................................         .47%           .03%        .50%
Growth and Income Fund .....................................................         .47%           .02%        .49%
High Income Fund ...........................................................         .50%           .03%        .53%
Income Securities Fund .....................................................         .47%           .03%        .50%
Money Market Fund4 .........................................................         .51%           .02%        .53%
Mutual Discovery Securities Fund ...........................................         .80%           .26%       1.06%
Mutual Shares Securities Fund ..............................................         .60%           .20%        .80%
Natural Resources Securities Fund ..........................................         .62%           .07%        .69%
Real Estate Securities Fund ................................................         .51%           .03%        .54%
Rising Dividends Fund ......................................................         .72%           .02%        .74%
Small Cap Fund .............................................................         .75%           .02%        .77%
Templeton Developing Markets Equity Fund ...................................        1.25%           .17%       1.42%
Templeton Global Asset Allocation Fund .....................................         .65%           .29%        .94%
Templeton Global Growth Fund ...............................................         .83%           .05%        .88%
Templeton Global Income Securities Fund ....................................         .56%           .06%        .62%
Templeton International Equity Fund ........................................         .80%           .09%        .89%
Templeton International Smaller Companies Fund .............................         .85%           .21%       1.06%
Templeton Pacific Growth Fund ..............................................         .92%           .11%       1.03%
U.S. Government Securities Fund ............................................         .48%           .02%        .50%
Value Securities Fund2 .....................................................         .75%           .06%        .81%
Zero Coupon Fund - 20005 ...................................................         .37%           .03%        .40%
Zero Coupon Fund - 20055 ...................................................         .37%           .03%        .40%
Zero Coupon Fund - 20105 ...................................................         .37%           .03%        .40%

1The Portfolio  Administration Fee is a direct expense for the Global Health Care Securities Fund, the Mutual Discovery Securities
Fund, the Mutual Shares Securities Fund, the Templeton Global Asset Allocation Fund, the Templeton International Smaller Companies
Fund, and the Value Securities Fund;  other  Portfolios pay for similar  services  indirectly  through the Management Fee. See the
Franklin Valuemark Funds prospectus for further information regarding these fees.

2The Global Health Care Securities Fund and the Value  Securities Fund commenced  operations May 1, 1998. The expenses shown above for these Portfolios are therefore estimated for 1998.

3Prior to May 1, 1998, the Global Utilities Securities Fund was known as the Utility Equity Fund.

4Franklin  Advisers,  Inc.  agreed to waive a portion of its Management  Fee and to pay certain  expenses of the Money Market Fund during 1997. It is currently  continuing  this  arrangement in 1998.  This  arrangement  may be terminated at any time.  With this reduction, the Portfolio's actual total annual expenses for 1997 were 0.45% of the average daily net assets of the Portfolio.

5Although  not obligated  to,  Franklin  Advisers,  Inc. has agreed to waive a portion of its  Management  Fees and to pay certain expenses of the three Zero Coupon Funds  through at least  December  31, 1998 so that the total  expenses of each Zero Coupon Fund will not exceed 0.40% of each Portfolio's net assets. Absent the management fee waivers, for the year ended December 31, 1997, the
Total Annual Expenses and the Management and Portfolio  Administration  Fees would have been as follows:  Zero Coupon Fund - 2000,
 .63% and .60%;  Zero  Coupon  Fund - 2005,  .65% and .62%;  and Zero  Coupon  Fund - 2010,  .65% and .62%.  There  were no expense reimbursements during 1997 for the Zero Coupon Funds.

The following Examples reflect the 1997 expenses of the Variable Account as well as of the Trust. The dollar figures should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The $30 Contract Maintenance Charge is included in the Examples as a prorated charge of $1 based on a Contract size of $30,000. For additional information, see "Charges and Deductions" in this Prospectus and "Management" in the Trust Prospectus.

Premium taxes are not reflected in the Examples. Premium taxes may apply.

Examples


If the Contract is fully surrendered at the end of the applicable time period and no prior surrenders have occurred,  the Contract
Owner  would have  incurred  the  following  expenses on a $1,000  investment,  assuming a 5% annual  return on assets  compounded annually:


                                                                                   1 Year    3 Years   5 Years  10 Years
------------------------------------------------------------------------------------------------------------------------------------
Capital Growth Fund .............................................................    $74       $ 93     $125      $260
Global Health Care Securities Fund* .............................................    $75       $ 96     $130      $270
Global Utilities Securities Fund ................................................    $71       $ 85     $111      $232
Growth and Income Fund ..........................................................    $71       $ 84     $111      $231
High Income Fund ................................................................    $72       $ 86     $113      $235
Income Securities Fund ..........................................................    $71       $ 85     $111      $232
Money Market Fund ...............................................................    $72       $ 86     $113      $235
Mutual Discovery Securities Fund ................................................    $77       $102     $140      $290
Mutual Shares Securities Fund ...................................................    $74       $ 94     $127      $263
Natural Resources Securities Fund ...............................................    $73       $ 90     $121      $252
Real Estate Securities Fund .....................................................    $72       $ 86     $113      $236
Rising Dividends Fund ...........................................................    $74       $ 92     $124      $257
Small Cap Fund ..................................................................    $74       $ 93     $125      $260
Templeton Developing Markets Equity Fund ........................................    $81       $112     $158      $325
Templeton Global Asset Allocation Fund ..........................................    $76       $ 98     $134      $278
Templeton Global Growth Fund ....................................................    $75       $ 96     $131      $272
Templeton Global Income Securities Fund .........................................    $73       $ 88     $118      $245
Templeton International Equity Fund .............................................    $75       $ 97     $131      $273
Templeton International Smaller Companies Fund ..................................    $77       $102     $140      $290
Templeton Pacific Growth Fund ...................................................    $77       $101     $138      $287
U.S. Government Securities Fund .................................................    $71       $ 85     $111      $232
Value Securities Fund* ..........................................................    $74       $ 94     $127      $264
Zero Coupon Fund-2000+ ..........................................................    $70       $ 82     $106      $222
Zero Coupon Fund-2005+ ..........................................................    $70       $ 82     $106      $222
Zero Coupon Fund-2010+ ..........................................................    $70       $ 82     $106      $222

*Estimated

+Calculated with waiver of fees

If the  Contract  is not  surrendered  at the end of the  applicable  time  period and no prior  surrenders  have  occurred  or is annuitized,  the Contract Owner would have incurred the following expenses on a $1,000 investment,  assuming a 5% annual return on assets compounded annually:


                                                                                   1 Year    3 Years   5 Years  10 Years
---------------------------------------------------------------------------------------------------------------------------------
Capital Growth Fund .............................................................    $23        $71     $121      $260
Global Health Care Securities Fund* .............................................    $24        $74     $126      $270
Global Utilities Securities Fund ................................................    $20        $63     $108      $232
Growth and Income Fund ..........................................................    $20        $62     $107      $231
High Income Fund ................................................................    $21        $64     $109      $235
Income Securities Fund ..........................................................    $20        $63     $108      $232
Money Market Fund ...............................................................    $21        $64     $109      $235
Mutual Discovery Securities Fund ................................................    $26        $80     $136      $290
Mutual Shares Securities Fund ...................................................    $23        $72     $123      $263
Natural Resources Securities Fund ...............................................    $22        $68     $117      $252
Real Estate Securities Fund .....................................................    $21        $64     $110      $236
Rising Dividends Fund ...........................................................    $23        $70     $120      $257
Small Cap Fund ..................................................................    $23        $71     $121      $260
Templeton Developing Markets Equity Fund ........................................    $30        $90     $154      $325
Templeton Global Asset Allocation Fund ..........................................    $25        $76     $130      $278
Templeton Global Growth Fund ....................................................    $24        $74     $127      $272
Templeton Global Income Securities Fund .........................................    $22        $66     $114      $245
Templeton International Equity Fund .............................................    $24        $75     $128      $273
Templeton International Smaller Companies Fund ..................................    $26        $80     $136      $290
Templeton Pacific Growth Fund ...................................................    $26        $79     $135      $287
U.S. Government Securities Fund .................................................    $20        $63     $108      $232
Value Securities Fund* ..........................................................    $23        $72     $123      $264
Zero Coupon Fund-2000+ ..........................................................    $19        $60     $102      $222
Zero Coupon Fund-2005+ ..........................................................    $19        $60     $102      $222
Zero Coupon Fund-2010+ ..........................................................    $19        $60     $102      $222

*Estimated

+Calculated with waiver of fees

Condensed Financial Information

The consolidated  financial  statements of Allianz Life Insurance Company of North America and the financial statements of Allianz
Life Variable Account B may be found in the Statement of Additional Information.


The table below gives per  Accumulation  Unit  information  about the  financial  history of each  Contract  Sub-Account  from the inception of each to December 31, 1997.+


This information should be read in conjunction with the financial statements and related notes to the Variable Account included in the Statement of Additional Information.


(Number of units in thousands)                     Global     Global    Growth                                  Mutual
                                       Capital   Health Care Utilities    and      High      Income    Money   Discovery
Contract Sub-Accounts:                 Growth    Securities+Securities* Income    Income   Securities Market  Securities
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1997
Unit value at beginning of period .       $11.254     NA        $20.654$19.490       $19.375$21.708  $13.359      $10.180
Unit value at end of period .......       $13.130     NA        $25.818$24.551       $21.312$25.065  $13.865      $11.983
Number of units outstanding at
 end of period ....................     5,672         NA     39,623     46,962    18,871     49,812   20,982    9,940
Year Ended Dec. 31, 1996
Unit value at beginning of period .       $10.000**   NA        $19.565$17.310       $17.252$19.785  $12.883      $10.000**
Unit value at end of period .......       $11.254     NA        $20.654$19.490       $19.375$21.708  $13.359      $10.180
Number of units outstanding at
 end of period ....................     3,722         NA     53,086     50,027    20,736     57,504   28,060    1,471
Year Ended Dec. 31, 1995
Unit value at beginning of period .        NA         NA        $15.104$13.215       $14.608$16.392  $12.354       NA
Unit value at end of period .......        NA         NA        $19.565$17.310       $17.252$19.785  $12.883       NA
Number of units outstanding at
 end of period ....................        NA         NA     66,669     46,893    18,756     59,309   31,040       NA
Year Ended Dec. 31, 1994
Unit value at beginning of period .        NA         NA        $17.319$13.677       $15.155$17.734  $12.066       NA
Unit value at end of period .......        NA         NA        $15.104$13.215       $14.608$16.392  $12.354       NA
Number of units outstanding at
 end of period ....................        NA         NA     70,082     35,695    15,679     56,569   39,437       NA
Year Ended Dec. 31, 1993
Unit value at beginning of period .        NA         NA        $15.889$12.574       $13.278$15.163  $11.932       NA
Unit value at end of period .......        NA         NA        $17.319$13.677       $15.155$17.734  $12.066       NA
Number of units outstanding at
 end of period ....................        NA         NA     84,217     24,719    11,787     38,967   10,247       NA
Year Ended Dec. 31, 1992
Unit value at beginning of period .        NA         NA        $14.821$11.949       $11.583$13.580  $11.742       NA
Unit value at end of period .......        NA         NA        $15.889$12.574       $13.278$15.163  $11.932       NA
Number of units outstanding at
 end of period ....................        NA         NA     39,387     17,144     4,780     11,397    6,951       NA
Year Ended Dec. 31, 1991
Unit value at beginning of period .        NA         NA        $12.062$ 9.803       $ 9.026$ 9.842  $11.288       NA
Unit value at end of period .......        NA         NA        $14.821$11.949       $11.583$13.580  $11.742       NA
Number of units outstanding at
 end of period ....................        NA         NA     16,188      9,671     1,923      4,472    5,682       NA
Year Ended Dec. 31, 1990
Unit value at beginning of period .        NA         NA        $12.010$10.180       $10.021$10.783  $10.637       NA
Unit value at end of period .......        NA         NA        $12.062 $ 9.803      $ 9.026$ 9.842  $11.288       NA
Number of units outstanding at
 end of period ....................        NA         NA      6,300      5,356     1,056      3,011    5,768       NA
Period from Inception** to Dec. 31, 1989
Unit value at beginning of period .        NA         NA        $10.000$10.000       $10.000$10.000  $10.000       NA
Unit value at end of period .......        NA         NA        $12.010$10.180       $10.021$10.783  $10.637       NA
Number of units outstanding at
 end of period ....................        NA         NA      1,173      1,662       612      1,508    1,199       NA




(Number of units in thousands)                                                                         Templeton
                                       Mutual     Natural     Real                       Templeton     Global     Templeton
                                       Shares     Resources   Estate    Rising   Small   Developing    Asset      Global
Contract Sub-Accounts:                 Securities Securities  SecuritiesDividendsCap     Markets EquityAllocation Growth
-----------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1997
Unit value at beginning of period .       $10.330    $14.467    $23.668$15.303       $12.913    $11.487$12.514    $13.560
Unit value at end of period .......       $11.993    $11.559    $28.169$20.074       $14.952    $10.340$13.786    $15.176
Number of units outstanding at
 end of period ....................    18,744      5,709     13,445     33,250    16,924     23,007    5,229   41,432
Year Ended Dec. 31, 1996
Unit value at beginning of period .       $10.000**  $14.109    $18.073$12.498       $10.146    $ 9.582$10.591    $11.339
Unit value at end of period .......       $10.330    $14.467    $23.668$15.303       $12.913    $11.487$12.514    $13.560
Number of units outstanding at
 end of period ....................     2,613      6,998     12,757     35,569    12,784     22,423    4,104   40,327
Year Ended Dec. 31, 1995
Unit value at beginning of period .        NA        $13.979    $15.594$ 9.769       $10.000**  $ 9.454  $10.000**$10.201
Unit value at end of period .......        NA        $14.109    $18.073$12.498       $10.146    $ 9.582$10.591    $11.339
Number of units outstanding at
 end of period ....................        NA      6,919     10,998     33,789     1,302     15,618    1,338   28,309
Year Ended Dec. 31, 1994
Unit value at beginning of period .        NA        $14.464    $15.369$10.327        NA        $10.000** NA      $10.000**
Unit value at end of period .......        NA        $13.979    $15.594$ 9.769        NA        $ 9.454   NA      $10.201
Number of units outstanding at
 end of period ....................        NA      8,285     11,645     28,778        NA      9,774       NA   14,637
Year Ended Dec. 31, 1993
Unit value at beginning of period .        NA        $ 9.424    $13.095$10.848        NA         NA       NA       NA
Unit value at end of period .......        NA        $14.464    $15.369$10.327        NA         NA       NA       NA
Number of units outstanding at
 end of period ....................        NA      4,685      5,589     26,256        NA         NA       NA       NA
Year Ended Dec. 31, 1992
Unit value at beginning of period .        NA        $10.635    $11.848    $10.000**  NA         NA       NA       NA
Unit value at end of period .......        NA        $ 9.424    $13.095$10.848        NA         NA       NA       NA
Number of units outstanding at
 end of period ....................        NA      1,419      1,052      8,388        NA         NA       NA       NA
Year Ended Dec. 31, 1991
Unit value at beginning of period .        NA        $10.387    $ 9.000     NA        NA         NA       NA       NA
Unit value at end of period .......        NA        $10.635    $11.848     NA        NA         NA       NA       NA
Number of units outstanding at
 end of period ....................        NA        833        394         NA        NA         NA       NA       NA
Year Ended Dec. 31, 1990
Unit value at beginning of period .        NA        $12.247    $10.368     NA        NA         NA       NA       NA
Unit value at end of period .......        NA        $10.387    $ 9.000     NA        NA         NA       NA       NA
Number of units outstanding at
 end of period ....................        NA      1,015        200         NA        NA         NA       NA       NA
Period from Inception** to Dec. 31, 1989
Unit value at beginning of period .        NA        $10.000    $10.000     NA        NA         NA       NA       NA
Unit value at end of period .......        NA        $12.247    $10.368     NA        NA         NA       NA       NA
Number of units outstanding at
 end of period ....................        NA        167         57         NA        NA         NA       NA       NA






(Number of units in thousands)   Templeton    Templeton    Templeton    TempletonU.S.                Zero   Zero    Zero
                                 Global IncomeInternationalInternationalPacific  GovernmentValue     Coupon Coupon  Coupon
Contract Sub-Accounts:           Securities   Equity       Smaller Cos. Growth   SecuritiesSecurities2000   2005    2010
------------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1997
Unit value at beginning of period    $16.781   $16.081    $11.145    $14.932  $16.650   NA     $18.475   $20.517  $21.522
Unit value at end of period ...      $16.957   $17.711   $10.825    $ 9.431   $17.947   NA     $19.512   $22.532  $24.740
Number of units outstanding at
 end of period ................    9,434    58,179     1,998     15,833     36,347      NA    4,523     2,910    2,998
Year Ended Dec. 31, 1996
Unit value at beginning of period    $15.522   $13.263   $10.000**  $13.630  $16.298    NA      $18.294   $20.914  $22.431
Unit value at end of period ...      $16.781   $16.081   $11.145    $14.932  $16.650    NA      $18.475   $20.517  $21.522
Number of units outstanding at
 end of period ................   11,857    64,375     1,388     22,061     44,598      NA    5,636     3,579    3,297
Year Ended Dec. 31, 1995
Unit value at beginning of period    $13.726   $12.161     NA        $12.802  $13.835   NA      $15.373  $16.096   $15.930
Unit value at end of period ...      $15.522   $13.263     NA        $13.630  $16.298   NA      $18.294   $20.914  $22.431
Number of units outstanding at
 end of period ................   14,181    59,883         NA     22,483     34,313     NA    6,066     3,504    3,437
Year Ended Dec. 31, 1994
Unit value at beginning of period    $14.650   $12.226     NA        $14.233  $14.698   NA      $16.717   $18.050   $18.144
Unit value at end of period ...      $13.726   $12.161     NA        $12.802  $13.835   NA      $15.373   $16.096  $15.930
Number of units outstanding at
 end of period ................   16,855    60,464         NA     27,231     36,490     NA    4,953     2,780    2,589
Year Ended Dec. 31, 1993
Unit value at beginning of period    $12.733   $ 9.642     NA        $ 9.761  $13.586   NA      $14.595   $14.975 $14.670
Unit value at end of period ...      $14.650   $12.226     NA        $14.233  $14.698   NA      $16.717   $18.050  $18.144
Number of units outstanding at
 end of period ................   13,054    24,026         NA     14,240     40,402     NA    3,787     2,020    1,405
Year Ended Dec. 31, 1992
Unit value at beginning of period    $12.962   $10.000**   NA        $10.000**$12.798   NA      $13.570   $13.705  $13.482
Unit value at end of period ...      $12.733   $ 9.642     NA        $ 9.761  $13.586   NA      $14.595   $14.975  $14.670
Number of units outstanding at
 end of period ................    5,487     1,329         NA        534     25,054     NA    2,886     1,090      849
Year Ended Dec. 31, 1991
Unit value at beginning of period    $11.706    NA         NA         NA      $11.199   NA      $11.446   $11.545  $11.390
Unit value at end of period ...      $12.962    NA         NA         NA      $12.798   NA      $13.570   $13.705  $13.482
Number of units outstanding at
 end of period ................    2,979        NA         NA         NA     14,426     NA    2,012       795    1,150
Year Ended Dec. 31, 1990
Unit value at beginning of period    $10.813    NA         NA         NA      $10.427   NA      $10.961   $11.406  $11.486
Unit value at end of period ...      $11.706    NA         NA         NA      $11.199   NA      $11.446   $11.545  $11.390
Number of units outstanding at
 end of period ................    1,322        NA         NA         NA      5,450     NA    1,041       406      581
Period from Inception** to Dec. 31, 1989
Unit value at beginning of period    $10.000    NA         NA         NA      $10.000   NA      $10.000   $10.000  $10.000
Unit value at end of period ...      $10.813    NA         NA         NA      $10.427   NA      $10.961   $11.406  $11.486
Number of units outstanding at
 end of period ................      278        NA         NA         NA      1,102     NA      162        86      194

*Prior to May 1, 1998, the Global Utilities Securities Sub-Account was known as the Utility Equity Sub-Account.

**Unit Value at inception was $10.00.

+The Global Health Care Securities and the Value Securities Sub-Accounts commenced operations May 1, 1998.

Accumulation Unit Value at the inception was $10.00 for each Contract Sub-Account. Inception was 1/24/89 for the Growth and Income, High Income, Income Securities, Money Market, Natural Resources Securities, Real Estate Securities, Templeton Global Income Securities, and Global Utilities Securities Sub-Accounts; 3/14/89 for the U.S. Government Securities and the three Zero Coupon Sub-Accounts; 1/27/92 for the Rising Dividends, Templeton International Equity and Templeton Pacific Growth Sub-Accounts; 3/15/94 for the Templeton Developing Markets Equity and Templeton Global Growth Sub-Accounts; 5/1/95 for the Templeton Global Asset Allocation Sub-Account; 11/1/95 for the Small Cap Sub-Account; 5/1/96 for the Capital Growth and Templeton International Smaller Companies Sub-Accounts; 11/8/96 for the Mutual Discovery Securities and Mutual Shares Securities Sub-Accounts; and 5/1/98 for the Global Health Care Securities and Value Securities Sub-Accounts.


The Company
-------------------------------------------------------------------------------

Allianz Life Insurance Company of North America (the "Company") is a stock life insurance company organized under the laws of the state of Minnesota in 1896. The Company is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding ("Allianz"). Allianz is headquartered in Munich, Germany, and has sales outlets throughout the world. The Company offers fixed and variable life insurance and annuities, and group life, accident and health insurance.

NALAC Financial Plans, LLC is a wholly-owned subsidiary of the Company. It provides marketing services for the Company and is the principal underwriter of the Contracts. NALAC Financial Plans, LLC is reimbursed for expenses incurred in the distribution of the Contracts.

Administration for the Contracts is provided at the Company's  Valuemark Service
Center: 300 Berwyn Park, P.O. Box 3031, Berwyn, Pennsylvania 19312-0031, (800) 624-0197.

The Variable Account
-------------------------------------------------------------------------------

The Variable Account was established pursuant to a resolution of the Board of Directors on May 31, 1985. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act").

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account equal to the reserves, and other contract liabilities with respect to the Variable Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general corporate obligations.

The Variable Account meets the definition of a "separate account" under the federal securities laws.


The Variable Account is divided into Contract Sub-Accounts with the assets of each Contract Sub-Account invested in one of the Portfolios of Franklin Valuemark Funds. Currently, there are twenty-five Portfolios available under Franklin Valuemark Funds.


Franklin Valuemark Funds
-------------------------------------------------------------------------------


Each of the Contract Sub-Accounts of the Variable Account is invested solely in the shares of one of the Portfolios of Franklin Valuemark Funds ("Trust"). The Trust is an open-end management investment company registered under the 1940 Act. The investment objectives of each Portfolio and a discussion of potential risks are found in the accompanying prospectus for the Trust, which is included with this Prospectus. IN CALIFORNIA, THE GLOBAL HEALTH CARE SECURITIES FUND AND THE VALUE SECURITIES FUND ARE NOT AVAILABLE UNTIL APPROVED BY THE CALIFORNIA INSURANCE DEPARTMENT. (CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.)


PURCHASERS SHOULD READ THIS PROSPECTUS AND THE ACCOMPANYING PROSPECTUS FOR THE TRUST CAREFULLY BEFORE INVESTING.


Investment managers for each Portfolio are listed in the table below and are as follows: Franklin Advisers, Inc. (FA), Franklin Advisory Services, Inc. (FAS), Franklin Mutual Advisers, Inc. (FMA), Templeton Asset Management Ltd. (TAM), Templeton Global Advisors Limited (TGA), and Templeton Investment Counsel, Inc.
(TIC). Certain managers have retained one or more affiliated subadvisers.

The following is a list of the Portfolios available under the Contract:

                                              Investment
Available Portfolios                           Managers
--------------------------------------------------------------------------------
PORTFOLIO SEEKING STABILITY
OF PRINCIPAL AND INCOME
 Money Market Fund........................        FA
PORTFOLIOS SEEKING
CURRENT INCOME
 High Income Fund............................     FA
 Templeton Global Income Securities Fund.....     FA
 U.S. Government Securities Fund.............     FA
 Zero Coupon Funds - 2000, 2005, 2010........     FA
PORTFOLIOS SEEKING
GROWTH AND INCOME
 Global Utilities Securities Fund
  (formerly, Utility Equity Fund)............     FA
 Growth and Income Fund......................     FA
 Income Securities Fund......................     FA
 Mutual Shares Securities Fund...............     FMA
 Real Estate Securities Fund.................     FA
 Rising Dividends Fund.......................     FAS
 Templeton Global Asset Allocation Fund......     TGA
 Value Securities Fund.......................     FAS
PORTFOLIOS SEEKING
CAPITAL GROWTH
 Capital Growth Fund.........................     FA
 Global Health Care Securities Fund..........     FA
 Mutual Discovery Securities Fund............     FMA
 Natural Resources Securities Fund...........     FA
 Small Cap Fund..............................     FA
 Templeton Developing Markets
  Equity Fund................................     TAM
 Templeton Global Growth Fund................     TGA
 Templeton International Equity Fund.........     FA
 Templeton International Smaller
  Companies Fund.............................     TIC
  Templeton Pacific Growth Fund..............     FA
-------------------------------------------------------------------------------


General


There is no assurance that the investment objectives of any of the Portfolios will be met. Contract Owners bear the complete investment risk for Contract Values allocated to a Contract Sub-Account.


Additional Portfolios and/or additional Eligible Investments may, from time to time, be made available as investments to underlie the Contract. However, the right to make such selections will be limited by the terms and conditions imposed on such transactions by the Company. (See "Purchase Payments and Contract Value - Allocation of Purchase Payments.")

Substitution of Securities


The Company may substitute one of the Portfolios Contract Owners have selected with another Portfolio. The Company would not do this without the prior approval of the Securities and Exchange Commission. The Company will give Contract Owners notice of its intention to do this.


Voting Privileges

In accordance with its view of present applicable law, the Company will vote the shares of the Trust held in the Variable Account at special meetings of the shareholders of the Trust in accordance with instructions received from persons having the voting interest in the Variable Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. The Trust does not hold regular meetings of shareholders.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than sixty (60) days prior to the meeting of the Trust. Voting instructions will be solicited by written communication at least fourteen (14) days prior to the meeting.

Trust shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through separate accounts of the Company and its affiliates. The Trust does not foresee any disadvantage to Contract Owners arising out of the fact that the Trust may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

Charges and Deductions
--------------------------------------------------------------------------------

Various charges and deductions are made from Contract Values and the Variable Account. These charges and deductions are:

Deduction for Contingent Deferred
Sales Charge (Sales Load)

If all or a portion of the Surrender Value (see "Surrenders") is surrendered, a Contingent Deferred Sales Charge (sales load) will be calculated at the time of each surrender and will be deducted from the Contract Value. This charge reimburses the Company for expenses incurred in connection with the promotion, sale and distribution of the Contracts. The Contingent Deferred Sales Charge applies only to those purchase payments received within five (5) years of the date of surrender. In calculating the Contingent Deferred Sales Charge, purchase payments are allocated to the amount surrendered on a first-in, first-out basis. The amount of the Contingent Deferred Sales Charge is calculated by: (a) allocating purchase payments to the amount surrendered; (b) multiplying each such allocated purchase payment that has been held under the Contract for the period by the charge shown below:

                  Years Since
                    Payment   Charge
            --------------------------------
                       0-1       6%
                       1-2       5%
                       2-3       4%
                       3-4       3%
                       4-5     1.5%
                        5+        0

and (c) adding the products of each multiplication in (b) above. The charge will not exceed 6% of the purchase payments.

Once each Contract Year, Contract Owners may surrender up to fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a Contingent Deferred Sales Charge ("free surrender amount"). If no surrender is made during a Contract Year, the 15% is cumulative into future years. If less than 15% is surrendered in a Contract Year, the remaining percentage is not available in future years. No Contingent Deferred Sales Charge will be deducted from purchase payments which have been held under the Contract for more than five (5) Contract Years or as annuity payments. See also "Surrenders - Systematic Withdrawal." The Company may also eliminate or reduce the Contingent Deferred Sales Charge under the Company procedures then in effect. (See "Charges and Deductions - Reduction or Elimination of Contingent Deferred Sales Charge.")


For a partial surrender, the Contingent Deferred Sales Charge will be deducted from the remaining Contract Value, if sufficient; otherwise it will be deducted from the amount surrendered. The amount deducted from the Contract Value will be determined by canceling Accumulation Units from each applicable Contract Sub-Account and/or subtracting values from the Fixed Option in the ratio that the value of each Contract Sub-Account and/or the Fixed Option bears to the total Contract Value. The Contract Owner must specify in writing in advance which units are to be canceled or values are to be reduced if other than the above method of cancellation is desired.


Reduction or Elimination of
Contingent Deferred Sales Charge

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of the following factors: (1) the size of the group; (2) the total amount of purchase payments expected to be received from the group; (3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; (4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which the Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. The Contingent Deferred Sales Charge may also be eliminated when the Contract is sold by an agent of the Company to any members of his or her family and the commission is reduced. In no event will reductions or elimination of the Contingent Deferred Sales Charge be permitted where reductions or elimination will unfairly discriminate against any person.

Deduction for Mortality and Expense Risk Charge

The Company deducts on each Valuation Date a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account. The mortality risk borne by the Company arises from its contractual obligation to make annuity payments (determined in accordance with the Annuity Options and other provisions contained in the Contracts) regardless of how long all Annuitants may live. This undertaking assures that neither an Annuitant's own longevity, nor an improvement in life expectancy greater than expected, will have any adverse effect on the annuity payments the Annuitant will receive under the Contract. Furthermore, the Company bears a mortality risk, regardless of the Annuity Option selected, in that it guarantees the purchase rates for the annuity income options available under the Contract whether for fixed payment options or variable payment options. In addition, the Company assumes a mortality risk for the guaranteed death benefit provided under the Contract. The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, and the costs of other services may exceed the amount recovered from the Contract Maintenance Charge and the Administrative Expense Charge. The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

Deduction for Administrative Expense Charge

The Company deducts on each Valuation Date an Administrative Expense Charge which is equal, on an annual basis, to 0.15% of the average daily net assets of the Variable Account. This charge, together with the Contract Maintenance Charge (see below), is to reimburse the Company for the expenses it incurs in the establishment and maintenance of the Contracts and the Variable Account. These expenses include, but are not limited to: preparation of the Contracts, confirmations, annual reports and statements, maintenance of Contract Owner records, maintenance of Variable Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Contract Owner servicing, and all accounting, valuation, regulatory and reporting requirements.

Deduction for Contract Maintenance Charge


The Company deducts an annual Contract Maintenance Charge of $30 from the Contract Value on each Contract Anniversary. Prior to the Income Date, the charge is waived for Contracts having Contract Values or purchase payments less surrenders of $100,000 or more. Currently, the charge is also waived during the Annuity Period if the Contract Value at the time of annuitization is at least $100,000. This charge is to reimburse the Company for its administrative expenses (see above). Prior to the Income Date, this charge is deducted by canceling Accumulation Units from each applicable Contract Sub-Account and/or by subtracting values from the Fixed Option in the ratio that the value of each Contract Sub-Account or the Fixed Option bears to the total Contract Value. When the Contract is surrendered for its full Surrender Value on other than a Contract Anniversary, the entire Contract Maintenance Charge will be deducted at the time of surrender. On and after the Income Date, if the Contract Maintenance Charge is deducted, the charge will be collected pro rata on a monthly basis ($2.50 per month) and will result in a reduction of the monthly annuity payments.


Deduction for Premium Taxes

Premium taxes or other taxes payable to a state, municipality or other governmental entity will be charged against the Contract Values. Premium taxes currently imposed by certain states on the Contracts range from 0% to 3.5% of premiums paid. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company will, in its sole discretion, determine when taxes have resulted from: the investment experience of the Variable Account; receipt by the Company of the purchase payment(s); or commencement of annuity payments. The Company may, at its sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date.

Deduction for Income Taxes

While the Company is not currently maintaining a provision for federal income taxes, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Variable Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Variable Account whether or not there was a provision for taxes and whether or not it was sufficient. Currently, no federal income taxes are assessed against the Variable Account. However, if the tax laws should change, the Company reserves the right to deduct the amount of such taxes from the Variable Account. The Company will deduct any withholding taxes required by applicable law.

Deduction for Trust Expenses

There are other deductions from the assets of Franklin Valuemark Funds for operating expenses (including management fees), which are described in the accompanying Trust prospectus.

Deduction for Transfer Fee


Prior to the Income Date, a Contract Owner may transfer all or a part of the Contract Owner's interest in a Contract Sub-Account to another Contract Sub-Account or to or from the Fixed Option without the imposition of any fee or charge if there have been no more than three transfers made in the Contract Year. The Contract provides that if more than three transfers have been made in the Contract Year, the Company reserves the right to deduct a transfer fee. The maximum transfer fee that the Company may deduct, per transfer, is the lesser of $25 or 2% of the amount transferred. Currently, twelve transfers may be made in a Contract Year without a charge. Thereafter, the charge is $25 (or 2% of the amount transferred, if less). Currently, prescheduled automatic dollar cost averaging and flexible rebalancing transfers are not counted. The Company reserves the right to charge a fee for all transfers after the Income Date, which fee, per transfer, will not exceed the lesser of $25 or 2% of the amount transferred. The transfer fee at any given time will not be set at a level greater than its cost and will contain no element of profit.


The Contracts
-------------------------------------------------------------------------------

Ownership


The Contract Owner and any Joint Owner as named on the Contract Schedule, have all rights and may receive all benefits under the Contract. The Contract Owner remains the Contract Owner after the Income Date. The Contract Owner may change the Contract Owner at any time. Any Joint Owner must be the spouse of the other Joint Owner (except in Pennsylvania). Upon the death of the Contract Owner, the surviving Joint Owner may elect to keep the Contract in force and become the new Contract Owner when the Joint Owner is the spouse of the Contract Owner. In those states where a non-spousal Joint Owner is permitted, the death benefit must be paid in accordance with the Code and the surviving Joint Owner cannot continue the Contract in force. A change of Contract Owner will automatically revoke any prior designation of Contract Owner. A request for change must be:
(1) made in writing; and (2) received by the Company at its Valuemark Service Center. After the transfer is recorded, the change will become effective as of the date the written request is signed. A new designation of Contract Owner or Joint Owner will not apply to any payment made or action taken by the Company prior to the time it was received.


For Non-Qualified Contracts, in accordance with Code Section 72(u), a deferred annuity contract held by a corporation or other entity that is not a natural person is not treated as an annuity contract for tax purposes. Income on the contract is treated as ordinary income received by the owner during the taxable year. However, for purposes of Code Section 72(u), an annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person and treated as an annuity contract for tax purposes. Tax advice should be sought prior to purchasing a Contract which is to be owned by a trust or other non-natural person.

Assignment

The Contract Owner may assign the Contract at any time during his or her lifetime. The Company will not be bound by any assignment until written notice is received by the Company at its Valuemark Service Center. The Company is not responsible for the validity of any assignment. The Contract Owner's rights and those of any revocably-named person will be subject to the assignment. An assignment will not affect any payments the Company may make or actions the Company may take before such assignment has been recorded at its Valuemark Service Center.

If the Contract is issued pursuant to a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as may be allowed under applicable law. Beneficiary

One or more Beneficiaries and/or Contingent Beneficiaries are named by the Contract Owner and, unless changed, are entitled to receive any death benefits to be paid. Upon the death of either Joint Owner prior to the Income Date, the surviving Joint Owner, if any, will be the designated Beneficiary and any other Beneficiary named will be treated as a Contingent Beneficiary, unless otherwise indicated.

Change of Beneficiary

The Contract Owner may change a Beneficiary or Contingent Beneficiary by filing a written request with the Company at its Valuemark Service Center unless an irrevocable Beneficiary designation was previously filed. After the change is recorded, it will take effect as of the date the request was signed. If the request reaches the Valuemark Service Center after the Contract Owner dies but before any payment is made, the change will be valid. The Company will not be liable for any payment made or action taken before it records the change.

If all of the Beneficiaries and Contingent Beneficiaries die prior to the Contract Owner's death, the Company will pay the death benefit in one sum to the Contract Owner's estate.

Annuitant


The Annuitant must be a natural person. The maximum age of the Annuitant on the Effective Date is 80 years old. The Annuitant may be changed at any time prior to the Income Date unless the Contract is owned by a non-natural person. (See "Death of the Annuitant Prior to the Income Date".) Joint Annuitants are allowed at the time of annuitization only. The Annuitant has no rights or privileges prior to the Income Date. When an Annuity Option is elected, the amount payable as of the Income Date is based on the age (and sex, where permissible) of the Annuitant, as well as the Option selected and the Contract Value.


Death of the Contract Owner
Before the Income Date


In those Contracts where Joint Owners have been named, upon the death of either Joint Owner prior to the Income Date, the surviving Joint Owner, if any, becomes the designated Beneficiary and any other Beneficiary named will be treated as a Contingent Beneficiary, unless otherwise indicated. Only the Contract Owner's spouse may be a Joint Owner (except in Pennsylvania). If there is no surviving Joint Owner, a death benefit is payable to the Beneficiary designated by the Contract Owner. The value of the death benefit will be determined as of the Valuation Period next computed after receipt of both due proof of death and a payment election by the Company at the Valuemark Service Center.

1. The value of the death benefit at the time the elected option is processed is guaranteed to be at least the larger of the Surrender Value or the Guaranteed Minimum Death Benefit. The Guaranteed Minimum Death Benefit will be the greater of (a) or (b) below:

   a. the sum of all purchase payments made less any surrenders and any Contingent Deferred Sales Charge paid on such surrenders, accumulated at 5% each Contract Anniversary prior to the earlier of the Contract Owner's 81st birthday or the date of death.

   b. the greatest sixth Contract Anniversary value for Contract Anniversaries prior to the earlier of the Contract Owner's 81st birthday or the date of death. The sixth Contract Anniversary value is equal to the Contract Value on a sixth Contract Anniversary (i.e., 6th, 12th, 18th, etc.) increased by the dollar amount of any purchase payments made since that anniversary, and decreased by the dollar amount of any surrenders and Contingent Deferred Sales Charges paid on such surrenders since that anniversary.

      Upon the earlier of the Owner's 81st birthday or the date of death, and thereafter, the Guaranteed Minimum Death Benefit will only be increased by subsequent purchase payments and decreased by subsequent surrenders and any Contingent Deferred Sales Charge paid on such surrenders. If there are multiple Contract Owners, the age of the oldest Joint Owner will be used in determining the Guaranteed Minimum Death Benefit.

2. The Beneficiary may, at any time before the end of a sixty (60) day period following receipt of proof of death, elect the death benefit to be paid under one of the following options:

   A. Lump sum payment of the death benefit (The value of the death benefit is equal to the greater of the guaranteed death benefit or the Surrender Value as of the Valuation Period next computed after receipt of both due proof of death and a payment election by the Company.);

   B. The payment of the entire death benefit within 5 years of the date of the Contract Owner's death (The value of the death benefit under Option B is determined by comparing the guaranteed death benefit to the Contract Value as of the Valuation Period next computed after receipt of both due proof of death and a payment election by the Company. If the Contract Value is the greater, it will be the death benefit. Any distribution of such death benefit will be reduced by the sum of any applicable premium taxes, Contract Maintenance Charges and Contingent Deferred Sales Charges. If the guaranteed death benefit is the greater, it will be the death benefit. After the death benefit is calculated, it will be subject to market risk. No additional purchase payments will be accepted after the death of the Contract Owner.);

   C. Payment over the lifetime of the designated Beneficiary or over a period not extending beyond the life expectancy of the designated Beneficiary with distribution beginning within one year of the date of death of the Contract Owner (See "Annuity Provisions - Annuity Options"). (The value of the death benefit under Option C is determined by comparing the guaranteed death benefit to the Contract Value as of the Valuation Period next computed after receipt of both due proof of death and a payment election by the Company. If the Contract Value is greater, it will be treated as the death benefit. If the guaranteed death benefit is the greater, it will be the death benefit.); or

   D. If the Beneficiary is the Contract Owner's spouse, he/she can continue the Contract in his/her own name. (The value of the death benefit under Option D is determined by comparing the guaranteed death benefit to the Contract Value as of the Valuation Period next computed after receipt of both due proof of death and a payment election by the Company. If the Contract Value is greater, it will remain the Contract Value. If the guaranteed death benefit is greater, it will become the new Contract Value. Any distribution by the new Contract Owner will be reduced by the sum of any applicable premium taxes, Contract Maintenance Charges and Contingent Deferred Sales Charges.)

If no payment option is elected, a single sum settlement will be made at the end of the sixty (60) day period following receipt of proof of death. Payment of the death benefit may be delayed pending receipt of any applicable tax consents and/or forms from a state.

Death of the Contract Owner
After the Income Date

If the Contract Owner or any Joint Owner dies after the Income Date, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at such Contract Owner's death. Upon the death of the Contract Owner after the Income Date, the Beneficiary becomes the Contract Owner.

Death of the Annuitant

If the Annuitant who is not the Contract Owner dies before the Income Date, the Contract Owner will become the Annuitant unless the Contract Owner designates a new Annuitant (subject to the Company's underwriting rules then in effect). If the Contract Owner is a non-natural person, the death of the Annuitant will be treated as the death of the Contract Owner and a new Annuitant may not be designated. If the Annuitant dies after the Income Date, the remaining payments, if any, will be specified in the Annuity Option selected. The remaining payments will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


Annuity Provisions
--------------------------------------------------------------------------------

Income Date

The Contract Owner selects an Income Date at the time of issue. The Income Date must always be the first day of a calendar month. The earliest Income Date is one month after the Effective Date. The Income Date may not be later than the month following the Annuitant's 85th birthday or 10 years (8 years in Pennsylvania) from the Effective Date, if later.

Change in Income Date and Annuity Option

The Contract Owner may, upon at least thirty (30) days prior written notice to the Company, at any time prior to the Income Date, change the Income Date. The Income Date must always be the first day of a calendar month. The Income Date may not be later than the month following the Annuitant's 85th birthday or 10 years (8 years in Pennsylvania) from the Effective Date, if later.

The Contract Owner may, upon at least thirty (30) days prior written notice to the Company, at any time prior to the Income Date, select and/or change the Annuity Option.

Annuity Options


Instead of having the proceeds paid in one sum, the Contract Owner may select an Annuity Option. The Annuity Options are available on a fixed or variable basis or a combination fixed and variable basis. If the Contract Owner does not choose an Annuity Option, Option 2 with 60 monthly annuity payments guaranteed will automatically be applied. The following Annuity Options are available or any other Annuity Option acceptable to the Company:

OPTION 1. LIFE ANNUITY. The Company will make monthly annuity payments during the life of the Annuitant, ceasing with the last annuity payment due prior to the Annuitant's death.

OPTION 2. LIFE ANNUITY WITH 60, 120, 180 OR 240 MONTHLY ANNUITY PAYMENTS GUARANTEED. The Company will make monthly annuity payments during the life of the Annuitant with a guarantee that if at the Annuitant's death, payments have been made for less than the guaranteed period selected, monthly annuity payments will be continued thereafter to the Beneficiary for the remainder of the guaranteed period. The Contract Owner may elect to have the present value of the guaranteed monthly annuity payments remaining, as of the date the Company receives proof of the claim, commuted and paid in a lump sum as set forth in the Contract.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. The Company will make monthly annuity payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is then living, annuity payments will continue to be paid during the remaining lifetime of the joint Annuitant at a level of 100%, 75% or 50% of the previous level, as selected. Monthly annuity payments will cease with the final annuity payment due prior to the last surviving Annuitant's death.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 60, 120, 180 OR 240 MONTHLY ANNUITY PAYMENTS GUARANTEED. The Company will make monthly annuity payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is then living, annuity payments will continue to be paid during the remaining lifetime of the joint Annuitant at 100% of the previous level. If, when the last surviving Annuitant dies, annuity payments have been made for less than the selected guaranteed period, monthly annuity payments will continue to be made for the remainder of the guaranteed period. The Contract Owner may elect to have the present value of the guaranteed monthly annuity payments remaining, as of the date the Company receives proof of the claim, commuted and paid in a lump sum as set forth in the Contract.

OPTION 5. REFUND LIFE ANNUITY. The Company will make monthly annuity payments during the lifetime of the Annuitant ceasing with the last annuity payment due prior to the Annuitant's death. If, at the Annuitant's death, the value of the annuity payments made is less than the value annuitized, the Contract Owner will receive a refund. For a fixed annuity, the amount of the refund will be any excess of the amount of the adjusted Contract Value applied under this annuity option over the total of all annuity payments made under this option. For a variable annuity, the amount of the refund will be the then dollar value of the number of annuity units equal to the adjusted Contract Value applied to this annuity option divided by the annuity unit value used to determine the first annuity payment, minus the product of the number of the annuity units represented by each monthly annuity payment and the number of payments made.


Annuity Units


The dollar amount of the first monthly variable annuity payment is determined by applying the available value (after deduction of any premium taxes not previously deducted) to the table using the age (and sex, where permissible) of the Annuitant and any joint Annuitant. The number of Annuity Units is then determined by dividing this dollar amount by the then current Annuity Unit value. Thereafter, the number of Annuity Units remains unchanged during the period of annuity payments. This determination is made separately for each Contract Sub-Account of the Variable Account. The number of Annuity Units is determined for each Contract Sub-Account and is based upon the available value in each Contract Sub-Account as of the date annuity payments are to begin. The dollar amount determined for each Contract Sub-Account will then be aggregated for purposes of making payments. The pro-rata portion of the Contract Maintenance Charge is deducted.

The dollar amount of the second and later variable annuity payments is equal to the number of Annuity Units determined for each Contract Sub-Account times the Annuity Unit value for that Contract Sub-Account as of the due date of the payment. This amount may increase or decrease from month to month. The pro-rata portion of the Contract Maintenance Charge is deducted each month.


The annuity tables contained in the Contract are based on a five percent (5%) assumed investment rate. If the actual net investment rate exceeds five percent (5%), payments will increase. Conversely, if the actual rate is less than five percent (5%), annuity payments will decrease. If a higher assumed investment rate were used, the initial payment would be higher, but the actual net investment rate would have to be higher in order for annuity payments to increase.


The Annuitant receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Contract Sub-Account selected and the amount of each annuity payment will vary accordingly.


Purchase Payments and Contract Value
--------------------------------------------------------------------------------

Purchase Payments


The Contracts may be purchased under a flexible purchase payment plan. Purchase payments are payable in the frequency and in the amount selected by the Contract Owner. The initial purchase payment is due on the Effective Date. The initial purchase payment must be at least $2,000. Subsequent purchase payments must be at least $250 (or $100 if the Automatic Investment Plan has been selected). These minimum amounts are not waived for Qualified Plans. The Company reserves the right to decline any application (except in New Jersey) or purchase payment. Amounts in excess of $1 million require preapproval by the Company. The Company may, at its sole discretion, waive the minimum payment requirements. The Contract Owner may elect to increase, decrease or change the frequency of purchase payments. Neither the Variable Account nor the Trust is designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.


Automatic Investment Plan

The Automatic Investment Plan (AIP) is a program by which a Contract Owner may make monthly or quarterly investments by electronic funds transfer from their checking or savings account if their bank is a member of an Automatic Clearing House. Election of this program may occur at the time a Contract is issued, or at any time thereafter by completing and signing the appropriate form and returning it to the Company. The form must be received in good order by the first of the month in order for AIP to begin that same month. Investments take place on the 20th of the month, or the next business day. AIP may not be used for the initial purchase payment.
The minimum investment that may be made by AIP is $100.

AIP is subject to any regulations that may govern the bank account, the Automatic Clearing House, or the Contract. The Company may correct any error by a debit or credit to the Contract Owner's bank account and/or Contract. Participation in AIP may be stopped at any time at the request of the Contract Owner. When the Company is advised to stop AIP, no automatic investments will be processed until signed authorization is received to initiate the plan again. The Company will need to be notified by the first of the month in order to stop or change AIP within that month. If a transaction is rejected or returned to the Company for any reason, including stop payment, insufficient funds, or account closed, the respective number of units will be removed from the Contract Owner's account, and AIP will be discontinued.

If AIP is used for a Qualified Contract, the Contract Owner should contact his or her tax adviser for maximum contributions.

Allocation of Purchase Payments


Purchase payments are allocated to one or more of the Contract Sub-Accounts within the Variable Account or to the Fixed Option as selected by the Contract Owner. IN WASHINGTON, THE FIXED OPTION IS NOT AVAILABLE UNTIL APPROVED BY THE WASHINGTON INSURANCE DEPARTMENT. For each Contract Sub-Account, the purchase payments are converted into Accumulation Units. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment allocated to the Contract Sub-Account by the value of the Accumulation Unit for the Contract Sub-Account. Purchase payments allocated to the Fixed Option are credited in dollars.

The Company has reserved the right to allocate initial purchase payments to the Money Market Sub-Account (except those allocated to the Fixed Option) until the expiration of the Free-Look Period. In the event that the Company does so allocate initial purchase payments to the Money Market Sub-Account, at the end of the Free-Look Period the Contract Value will be allocated to the Contract Sub-Account(s) selected by the Contract Owner. Currently, however, the Company will allocate the initial purchase payment directly to the Contract Sub-Account(s) and/or the Fixed Option as selected by the Contract Owner.


Transfers do not change the allocation instructions for payments. Subsequent payments will be allocated as directed by the Contract Owner in instructions accompanying a payment; if no direction is given, the allocation will be that which has been most recently directed for payments by the Contract Owner. The Contract Owner may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the Valuemark Service Center. A change will be effective for payments received on or after receipt of the written notice or telephone instructions.


The Company reserves the right to limit the number of investment options (the Portfolios and the Allianz Life Fixed Option) that a Contract Owner may invest in at any one time. Currently, the Contract Owner may initially select up to nine investment options and may only be invested in a maximum of ten investment options at any one time throughout the life of the Contract. The Company reserves the right to change the maximum number of investment options in the future.

For initial purchase payments, if the forms required to issue a Contract are received in good order, the Company will apply the purchase payment to the Variable Account and credit the Contract with Accumulation Units and/or to the Fixed Option and credit the Contract with dollars within two business days of receipt.


In addition to the underwriting requirements of the Company, good order means that the Company has received federal funds (monies credited to a bank's account with its regional Federal Reserve Bank). If the forms required to issue a Contract are not in good order, the Company will attempt to get them in good order or the Company will return the forms and the purchase payment within five business days. The Company will not retain purchase payments for more than five business days while processing incomplete forms unless it has been so authorized by the purchaser.


For subsequent purchase payments, the Company will apply purchase payments to the Variable Account and credit the Contract with Accumulation Units and/or to the Fixed Option and credit the Contract with dollars during the Valuation Period next following the Valuation Period during which the purchase payment was received in good order.


Transfer of Contract Values


Prior to the Income Date, the Contract Owner may transfer all or part of the Contract Owner's interest in a Contract Sub-Account to another Contract Sub-Account or to or from the Fixed Option without the imposition of any fee or charge if there have been no more than three transfers made in the Contract Year. If more than three transfers have been made in the Contract Year, the Company reserves the right to deduct a transfer fee. Currently, 12 transfers may be made in a Contract Year without a charge. (See "Charges and Deductions - Deduction for Transfer Fee.")

Neither the Variable Account nor the Trust is designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Portfolio and may be refused. Contracts under common ownership or control may be aggregated for purposes of transfer limits. In coordination with the Trust, the Company reserves the right to restrict the transfer privilege or reject any specific purchase payment allocation request for any person, if in the Portfolio managers' judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.


After the Income Date, provided a variable annuity option was selected, the Contract Owner may make transfers. The Company reserves the right to charge for all transfers after the Income Date.
All transfers are subject to the following:


a. The deduction of any transfer fee that may be imposed. The transfer fee will be deducted from the amount which is transferred if the entire amount in the Contract Sub-Account or the Fixed Option is being transferred; otherwise from the remaining amount in the Contract Sub-Account or the Fixed Option from which the transfer is made.

b. The minimum amount which may be transferred is the lesser of (i) $1,000 from each Contract Sub-Account or the Fixed Option; or (ii) the Contract Owner's entire interest in the Contract Sub-Account or the Fixed Option.

c. No partial transfer will be made if the Contract Owner's remaining Contract Value in the Contract Sub-Account or the Fixed Option will be less than $1,000.


d. Transfers will be effected during the Valuation Period next following receipt by the Company of a written transfer request (or by telephone, if authorized) containing all required information. However, no transfer may be made effective within seven calendar days of the date on which the first annuity payment is due. No transfers may occur until the end of the Free-Look Period. (See "Highlights.")


e. On or after the Income Date, the Contract Owner may not make a transfer from the Fixed Option to the Variable Account. Currently, on or after the Income Date, one transfer to the Fixed Option will be allowed.

f. After the Income Date, no transfer may be made if it would result in any selected Contract Sub-Account or the Fixed Option providing less than 10% of the annuity benefits under the Contract.

g. Any transfer direction must clearly specify the amount which is to be transferred and the accounts which are to be affected.


h. The Company reserves the right at any time and without prior notice to any party to terminate, suspend or modify the transfer privileges described above, subject to applicable state law and regulation.

A Contract Owner may elect to make transfers by telephone. To elect this option the Contract Owner must do so in writing to the Company. If there are Joint Owners, unless the Company is informed to the contrary, instructions will be accepted from either one of the Joint Owners. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company tape records all telephone instructions. Transfers do not change the allocation instructions for future payments. (See "Purchase Payments and Contract Value - Allocation of Purchase Payments.")

Dollar Cost Averaging


Dollar Cost Averaging is a program which, if elected, enables a Contract Owner to systematically allocate specified dollar amounts from any one Contract
Sub-Account ("source Contract Sub-Account") or the Fixed Option to the Contract's other Contract Sub-Accounts (maximum of eight) at regular intervals. By allocating amounts on a regularly scheduled basis as opposed to allocating the total amount at one particular time, a Contract Owner may be less susceptible to the impact of market fluctuations.

There are two Dollar Cost Averaging options. The first option is the Dollar Cost Averaging Fixed Option and it is available for additional purchase payments to existing contracts which will receive a special fixed rate guaranteed for one year by Allianz Life. Dollar cost averaging will take place over twelve months and requires a minimum investment of $6,000. The Dollar Cost Averaging Fixed Option may not be available in your state.

The second option is the Standard Dollar Cost Averaging option which requires a $3,000 minimum investment and participation for at least six months (or two quarters).

All Dollar Cost Averaging transfers will be made effective the tenth of the month (or the next Valuation Date if the tenth of the month is not a Valuation
Date). Election into either program may occur at any time by properly completing the Dollar Cost Averaging election form, returning it to the Company by the first of the month, to be effective that month, and insuring that sufficient value is in the source Contract Sub-Account or the Fixed Option. The Portfolio(s) you transfer from may not be the Portfolio(s) you transfer to in this program.

Dollar Cost Averaging will terminate when any of the following occurs: (1) the number of designated transfers has been completed; (2) the value of the source Contract Sub-Account or the Fixed Option (as applicable) is insufficient to complete the next transfer; (3) the Contract Owner requests termination in writing and such writing is received by the first of the month in order to cancel the transfer scheduled to take effect that month; or (4) the Contract is terminated. The Dollar Cost Averaging program may not be active following the Income Date. There is no current charge for Dollar Cost Averaging but the Company reserves the right to charge for this program. The Company does not intend to profit from any such charge. In the event there are additional transfers, the transfer fee may be charged. Transfers made pursuant to a Dollar Cost Averaging program are not counted in determining the applicability of the transfer fee. The Contract Owner may not participate in a Dollar Cost Averaging Program and Flexible Rebalancing at the same time.


Flexible Rebalancing


Once the Contract Owner's money has been invested, the performance of the Portfolios may cause his or her allocation to shift. Flexible Rebalancing is designed to help Contract Owners maintain their specified allocation mix among the different Portfolios. Contract Owners may select which Portfolios to rebalance (maximum of ten Portfolios). The Contract Owner can instruct the Company to readjust his or her Contract Value quarterly, semi-annually or annually. Rebalancing is done on calendar quarters only (e.g., March 20, June 20, September 20 and December 20). Flexible Rebalancing transfers will be made on the 20th of the month unless that day is not a Valuation Date, in which case the transfer will be made on the previous Valuation Date. Requests to participate in the program must be received by the Company by the 8th of the month for Flexible Rebalancing to begin that month. Transfers made pursuant to Flexible Rebalancing are not counted in determining the applicability of the transfer fee. The Contract Owner may not participate in Flexible Rebalancing and the Dollar Cost Averaging Program at the same time.


Contract Value


The value of the Contract is the sum of the values attributable to the Contract for each Contract Sub-Account and the Fixed Option. The value of each Contract Sub-Account is determined by multiplying the number of Accumulation Units attributable to the Contract in the Contract Sub-Account by the value of an Accumulation Unit for the Contract Sub-Account.


Accumulation Unit


For each Contract Sub-Account, purchase payments are converted into Accumulation Units. This is done by dividing each purchase payment by the value of an Accumulation Unit for the Valuation Period during which the purchase payment is allocated to the Contract Sub-Account. The Accumulation Unit value for each Contract Sub-Account was arbitrarily set initially at $10. The Accumulation Unit value for any later Valuation Period is determined by subtracting (b) from (a) and dividing the result by (c) where:


a. is the net result of


1) the assets of the Contract Sub-Account attributable to Accumulation Units (i.e., the aggregate value of the underlying Eligible Investments held at the end of such Valuation Period); plus or minus

2) the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation of the Contract Sub-Account;


b. is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Expense Charge (See "Charges and Deductions"); and

c. is the number of Accumulation Units outstanding at the end of such Valuation Period. The Accumulation Unit value may increase or decrease from Valuation Period to Valuation Period.

Distributor
--------------------------------------------------------------------------------


NALAC Financial Plans, LLC ("NFP"), 1750 Hennepin Avenue, Minneapolis, Minnesota 55403, acts as the distributor of the Contracts. NFP is a wholly-owned subsidiary of the Company. The Contracts are offered on a continuous basis. NFP has subcontracted with Franklin Advisers, Inc. ("Advisers") for it and/or certain of its affiliates to provide certain marketing support services and NFP compensates these entities for their services.


Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions, up to an amount currently equal to 6.0% of purchase payments, for promotional or distribution expenses associated with the marketing of the Contracts. The Company, by agreement with the broker-dealer, pays commissions as a combination of a certain percentage amount at the time of sale and a trail commission (which when combined could exceed 6.0% of purchase payments). In addition, under certain circumstances, the Company and/or Advisers, or certain of its affiliates, under a marketing support agreement with NFP, may pay certain sellers for other services not directly related to the sale of the Contracts such as special marketing support allowances. Commissions may be recovered from broker-dealers if a full or partial surrender occurs within 12 months of a purchase payment.

Surrenders
--------------------------------------------------------------------------------


While the Contract is in force and before the Income Date, the Company will, upon request to the Company by the Contract Owner, allow the surrender of all or a portion of the Contract for its Surrender Value. Surrenders will result in the cancellation of Accumulation Units from each applicable Contract Sub-Account and/or a reduction in the Fixed Option value in the ratio that the value of each Contract Sub-Account and/or the Fixed Option value bears to the total Contract Value. The Contract Owner must specify which units are to be canceled or values are to be reduced if other than the above mentioned method of cancellation is desired. The Company will pay the amount of any surrender from the Variable Account within seven (7) days of receipt of a valid request, unless the "Delay of Payments" provision is in effect. (See "Surrenders - Delay of Payments.")

Certain tax surrender penalties and restrictions may apply to surrenders from the Contracts. (See "Federal Tax Status.") For Contracts purchased in connection with 403(b) plans, the Code limits the surrenders of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner:
(1) attains age 591/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship.


However, surrenders for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results. The limitations on surrenders became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on surrenders do not affect rollovers or transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

The Surrender Value is the Contract Value for the Valuation Period next following the Valuation Period during which the written request to the Company for surrender is received, reduced by the sum of:

a: any applicable premium taxes not previously deducted;

b: any applicable Contract Maintenance Charge; and

c: any applicable Contingent Deferred Sales Charge.

Systematic Withdrawal


The Company permits a systematic withdrawal plan which enables a Contract Owner to pre-authorize a periodic exercise of the contractual surrender rights described above. Income taxes and certain tax penalties and restrictions may apply to systematic withdrawals from the Contracts. (See "Federal Tax Status - Tax Treatment of Surrenders - Non-Qualified Contracts" and "Tax Treatment of Surrenders - Qualified Contracts.") Contract Owners entering into such a plan instruct the Company to surrender a level dollar amount from the Contract on a monthly or quarterly basis. Currently, systematic withdrawal is available to Contract Owners who have a Contract Value of $25,000 or more. The amount deducted will result in the cancellation of Accumulation Units from each applicable Contract Sub-Account and/or the reduction of values in the Fixed Option in the ratio that the value of each Contract Sub-Account and/or the Fixed Option bears to the total Contract Value. The Contract Owner must specify in writing in advance which units are to be canceled or values are to be reduced if other than the above mentioned method of cancellation is desired. The Company reserves the right to modify the eligibility rules at any time, without notice. The total systematic withdrawal in a Contract Year which can be made without incurring a Contingent Deferred Sales Charge is limited to not more than 9% of the Contract Value. However, the 9% limit may be increased to allow systematic withdrawals to meet the applicable minimum distribution requirements for Qualified Contracts. The exercise of the systematic withdrawal plan in any Contract Year replaces the 15% free surrender amount which is allowable each year. Any other surrender in a year when the systematic withdrawal plan has been utilized will be subject to the Contingent Deferred Sales Charge.


Minimum Distribution Program

The Company currently makes available a Minimum Distribution Program to Contract Owners who own Contracts that are individual retirement annuities. Under the program, the Company will make payments to the Contract Owner from his or her Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for individual retirement annuities. If the Contract Value is less than $25,000 at the time the Contract Owner elects to participate in the program, the Company will make payments to the Contract Owner on an annual basis. If the Contract Value is $25,000 or more at the time the Contract Owner elects to participate in the program, the payments can be made either monthly or quarterly. Payments under the Minimum Distribution Program will not be subject to the Contingent Deferred Sales Charge and will be instead of the 15% free surrender amount which is allowable each year.

Delay of Payments


The Company reserves the right to suspend or postpone payments for any period when:


1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

The applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in 2. and 3. exist.

The Company reserves the right to defer payment for a surrender or transfer from the Fixed Option for the period permitted by law but not for more than six months after written election is received by the Company.

Administration of the Contracts
--------------------------------------------------------------------------------

While the Company has primary responsibility for all administration of the Contracts, it has retained the services of Delaware Valley Financial Services, Inc. ("DVFS" or "Valuemark Service Center") pursuant to an Administration Agreement. Such administrative services include issuance of the Contracts and maintenance of Contract Owners' records. The Company pays all fees and charges of DVFS. DVFS serves as the administrator to various insurance companies offering variable and fixed annuity and variable life insurance contracts. The Company's ability to administer the Contracts could be adversely affected should DVFS elect to terminate the Agreement.

Performance Data
--------------------------------------------------------------------------------

Money Market Sub-Account


From time to time, the Company may advertise the "yield" and "effective yield" of the Money Market Sub-Account. Both yield figures will be based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Sub-Account refers to the income generated by Contract Values in the Money Market Sub-Account over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Contract Values in the Money Market Sub-Account. The "effective yield" is calculated similarly but, when annualized, the income earned by Contract Values in the Money Market Sub-Account is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The computation of the yield calculation includes a deduction for the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge.


Other Contract Sub-Accounts


From time to time, the Company may publish the current yields and total returns of the other Contract Sub-Accounts in sales literature, advertisements and communications to Contract Owners. The current yield for each Contract Sub-Account will be calculated by dividing the annualization of the interest income earned by the underlying Portfolio during a recent 30-day period by the maximum Accumulation Unit value at the end of such period. Total return information will include the Contract Sub-Account's average annual total return over the most recent four calendar quarters, the period from the Contract Sub-Account's inception of operations, and, for Contract Sub-Accounts in existence for five years or more, for five years. The average annual total return is based upon the value of the Accumulation Units acquired through a hypothetical $1,000 investment of the Accumulation Unit value at the beginning of the specified period and the value of the Accumulation Unit at the end of such period, assuming reinvestment of all distributions and the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge, Contingent Deferred Sales Charge, and Contract Maintenance Charge. Each Contract Sub-Account may also advertise cumulative and total return information over different periods of time without the Contingent Deferred Sales Charge and Contract Maintenance Charge. Performance information for the Portfolios may also be advertised; see the Trust prospectus for more information.

The Company may, in addition, advertise or present yield or total return performance information computed on a different basis. Contract Owners should note that the investment results of each Contract Sub-Account will fluctuate over time, and any presentation of a Contract Sub-Account's current yield or total return for any prior period should not be considered as a representation of what an investment may earn or what a Contract Owner's yield or total return may be in any future period. Hypothetical performance illustrations, for a hypothetical contract, may be prepared for sales literature or advertisements. See "Calculation of Performance Data" in the Statement of Additional Information.


Performance Ranking


The performance of each or all of the Contract Sub-Accounts of the Variable Account may be compared in its advertisements and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds with investment objectives similar to each of the Contract Sub-Accounts of the Variable Account or indices. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.


Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger and Morningstar.


Federal Tax Status
--------------------------------------------------------------------------------


NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Code governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Settlement Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


The Company intends that all Portfolios of the Trust underlying the Contracts will be managed by the managers for the Trust in such a manner as to comply with these diversification requirements.


The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Variable Account will cause the Contract Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Variable Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Variable Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation, or certain other entities. Such
Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign their Contracts.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Surrenders -
Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount surrendered will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Surrendered earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 591/2; (b) after the death of the Contract Owner;
(c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax surrender penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Surrenders - Qualified Contracts.")

Qualified Plans

The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan.

Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Prospectus. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain surrender penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Surrenders - Qualified Contracts.")

a. H.R. 10 Plans
   Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amounts of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and surrenders. (See "Tax Treatment of Surrenders Qualified Contracts.") Purchasers of Contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b. Tax-Sheltered Annuities
   Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and surrenders. (See "Tax Treatment of Surrenders - Qualified Contracts" and "Tax-Sheltered Annuities - Surrender Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c. Individual Retirement Annuities
   Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Surrenders - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.


     Roth IRAs

   Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year. Lower maximum limitations may apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

   Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 591/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

   Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

   Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.


d. Corporate Pension and Profit-Sharing Plans
   Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and surrenders. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Surrenders - Qualified Contracts.") Purchasers of Contracts for use with Corporate Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Surrenders -
Qualified Contracts


In the case of a surrender under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408(b) (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 591/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213 (d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


Tax-Sheltered Annuities - Surrender Limitations

The Code limits the surrender of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 591/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, surrenders for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on surrenders became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on surrenders do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Financial Statements
--------------------------------------------------------------------------------


Audited consolidated financial statements of the Company and audited financial statements of the Variable Account as of and for the year ended December 31, 1997 are included in the Statement of Additional Information.


Legal Proceedings
--------------------------------------------------------------------------------

There are no legal proceedings to which the Variable Account or the Distributor is a party or to which the assets of the Variable Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Variable Account.


Table of Contents of the
Statement of Additional Information
--------------------------------------------------------------------------------

Item                                               Page
Company..........................................     2
Experts..........................................     2
Legal Opinions...................................     2
Distributor......................................     2
Calculation of Performance Data..................     2
 Total Return....................................     2
 Yield...........................................     2
 Performance Ranking.............................     3
 Performance Information.........................     3
Annuity Provisions...............................     8
 Variable Annuity Payout.........................     8
 Annuity Unit Value..............................     8
 Fixed Annuity Payout............................     8
Financial Statements.............................     8




                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION


                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                   MAY 1, 1998


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE COMPANY AT: 1750 Hennepin Avenue, Minneapolis, MN 55403-2195, (800) 542-5427.


THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY 1, 1998, AND AS MAY BE AMENDED FROM TIME TO TIME.



TABLE OF CONTENTS
CONTENTS                                          PAGE
Company ........................................     2
Experts ........................................     2
Legal Opinions .................................     2
Distributor ....................................     2
Calculation of Performance Data ................     2
 Total Return ..................................     2
 Yield .........................................     3
 Performance Ranking ...........................     3
 Performance Information .......................     4
Annuity Provisions .............................     8
 Variable Annuity Payout .......................     8
 Annuity Unit Value ............................     8
 Fixed Annuity Payout ..........................     8
Financial Statements ...........................     8

COMPANY

Information regarding Allianz Life Insurance Company of North America (the "Company") and its ownership is contained in the Prospectus. On April 1, 1993, the Company changed its name from North American Life and Casualty Company to its present name. The Company is rated A+ (Superior) by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant insofar as the ability of a company to make fixed annuity payments from its general account.


On May 1, 1998, Allianz Life Insurance Company of North America ("Company") contributed initial capital of $250,000 each to the Value Securities Fund and Global Health Care Securities Fund Sub-Accounts of Allianz Life Variable Account B ("Variable Account"). As of May 1, 1998, the capital contributed to these Sub-Accounts by the Company represented 100% of the total assets of each Sub Account, respectively. The Company currently intends to remove these assets from the Sub-Accounts on a pro rata basis in proportion to money invested in the Sub-Accounts by Contract Owners.



EXPERTS
--------------------------------------------------------------------------------


The financial statements of Allianz Life Variable Account B and the consolidated financial statements of the Company as of and for the year ended December 31, 1997 included in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.



LEGAL OPINIONS
--------------------------------------------------------------------------------


Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.



DISTRIBUTOR
--------------------------------------------------------------------------------


NALAC Financial Plans, LLC, a wholly-owned subsidiary of the Company, acts as the distributor. The offering is on a continuous basis.



CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

TOTAL RETURN


From time to time,  the  Company  may  advertise  the  performance  data for the
Contract Sub-Accounts in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of an accumulation unit based on the performance of a Contract Sub-Account over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Expense Charge, the operating expenses of the underlying Portfolios and any applicable Contingent Deferred Sales Charge and Contract Maintenance Charge ("Standardized Total Return"). The Contingent Deferred Sales Charge and Contract Maintenance Charge deductions are calculated assuming a Contract is surrendered at the end of the reporting period.


The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable Contingent Deferred Sales Charge and Contract Maintenance Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


            P (1 + T)n = ERV


where:


P = a hypothetical initial payment of $1,000;

T = average annual total return;

n = number of years;

ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the period at the end of the period.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the Contingent Deferred Sales Charge and the Contract Maintenance Charge. Cumulative total return is calculated in a similar manner as described above except that the results are not annualized. The Company may also advertise cumulative and total return information over different periods of time. The Company may also present performance information computed on a different basis ("Non-Standardized Total Return").

YIELD


THE MONEY MARKET SUB-ACCOUNT. The Company may advertise yield information for the Money Market Sub-Account. The Money Market Sub-Account's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Portfolio's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge and, in certain instances, the value of the underlying Portfolio's investment securities. The fact that the Contract Sub-Account's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Contract Sub-Account's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Money Market Sub-Account's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one accumulation unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such accumulation unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Contract Maintenance Charge.


The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7] -1.)


For the seven-day period ending on 12/31/97, the Money Market Sub-Account had a current yield of 3.88% and an effective yield of 3.95%.

OTHER CONTRACT SUB-ACCOUNTS. The Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Contract Sub-Accounts. Each Contract Sub-Account (other than the Money Market Sub-Account) will publish standardized total return information with any quotation of current yield.


The yield computation is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge, Administrative Expense Charge and Contract Maintenance Charge) by the accumulation unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

                          Yield = 2 [((a-b) + 1)6 - 1]
--------------------------------------------------------------------------------
                                       cd
where:


a = net investment income earned during the period by the Portfolio attributable to shares owned by the Contract Sub-Account;


b = expenses accrued for the period (net of reimbursements);

c = the average daily number of accumulation units outstanding during the period;


d = the maximum offering price per accumulation unit on the last day of the period.


The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. Yield calculations assume that no Contingent Deferred Sales Charges have been deducted (see the Prospectus for information regarding the Contingent Deferred Sales Charge). The Company does not currently advertise yield information for any Contract Sub-Account (other than the Money Market Sub-Account).


PERFORMANCE RANKING


Total return information for the Contract Sub-Accounts and the Portfolios may be compared to relevant indices, including U.S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS R.


From time to time, evaluation of performance by independent sources may also be used.



PERFORMANCE INFORMATION


Total returns reflect all aspects of a Contract Sub-Account's return, including the automatic reinvestment by Allianz Life Variable Account B of all distributions and any change in a Contract Sub-Account's value over the period. The returns reflect the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the operating expenses of each Portfolio and are shown both with and without the deduction of the Contingent Deferred Sales Charge and Contract Maintenance Charge. Past performance does not guarantee future results.


STANDARDIZED TOTAL RETURN
FRANKLIN VALUEMARK II/III

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 1997:
WITH CONTINGENT DEFERRED SALES CHARGE AND OTHER CHARGES


                                                         FRANKLIN VALUEMARK II           FRANKLIN VALUEMARK III
                                                     ______________________________   ______________________________
CONTRACT SUB-ACCOUNT                      DATE       YEAR       YEAR      INCEPTION   YEAR       YEAR      INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Capital Growth ......................     5/1/96       12.31%        NA   15.72%      11.46%         NA    15.72%
Global Utilities Securities1 ........    1/24/89       20.65%    10.05%   11.12%      19.80%     10.05%    11.12%
Growth and Income ...................    1/24/89       21.62%    14.19%   10.49%      20.77%     14.19%    10.49%
High Income .........................    1/24/89        5.65%     9.79%    8.75%       4.80%      9.79%     8.75%
Income Securities ...................    1/24/89       11.11%    10.44%   10.75%      10.26%     10.44%    10.75%
Money Market ........................    1/24/89       -0.57%     2.89%    3.64%      -1.42%      2.89%     3.64%
Mutual Discovery Securities .........    11/8/96       13.36%        NA   13.95%      12.51%         NA    13.95%
Mutual Shares Securities ............    11/8/96       11.75%        NA   14.03%      10.90%         NA    14.03%
Natural Resources Securities ........    1/24/89      -24.45%     4.03%    1.55%     -25.30%      4.03%     1.55%
Real Estate Securities ..............    1/24/89       14.67%    16.43%   12.20%      13.82%     16.43%    12.20%
Rising Dividends ....................    1/27/92       26.83%    12.96%   12.37%      25.98%     12.96%    12.37%
Small Cap ...........................    11/1/95       11.44%        NA   19.46%      10.59%         NA    19.46%
Templeton Developing
 Markets Equity .....................    3/15/94      -14.34%        NA     .47%     -15.19%         NA      .47%
Templeton Global
 Asset Allocation ...................     5/1/95        5.81%        NA   11.99%       4.96%         NA    11.99%
Templeton Global Growth .............    3/15/94        7.57%        NA   11.28%       6.72%         NA    11.28%
Templeton Global
 Income Securities ..................    1/24/89       -3.30%     5.75%    6.01%      -4.15%      5.75%     6.01%
Templeton International
 Equity .............................    1/27/92        5.79%    12.81%   10.03%       4.94%     12.81%    10.03%
Templeton International
 Smaller Companies ..................     5/1/96       -7.22%        NA    2.71%      -8.07%         NA     2.71%
Templeton Pacific Growth ............    1/27/92      -41.19%     -.84%   -1.07%     -42.04%      -.84%    -1.07%
U.S. Government Securities ..........    3/14/89        3.44%     5.57%    6.79%       2.59%      5.57%     6.79%
Zero Coupon - 2000 2.................    3/14/89        1.27%     5.83%    7.81%        .42%      5.83%     7.81%
Zero Coupon - 2005 2.................    3/14/89        5.47%     8.38%    9.59%       4.62%      8.38%     9.59%
Zero Coupon - 2010 2.................    3/14/89       10.60%    10.89%   10.76%       9.75%     10.89%    10.76%

1Prior to May 1, 1998, the Global Utilities Securities Sub-Account was known as the Utility Equity Sub-Account.
2Calculated with waiver of fees



NON-STANDARDIZED TOTAL RETURN
FRANKLIN VALUEMARK II/III

TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 1997:
WITHOUT CONTINGENT DEFERRED SALES CHARGE OR CONTRACT MAINTENANCE CHARGE

                                                      ANNUAL TOTAL RETURN                 CUMULATIVE TOTAL RETURN
                                             ______________________________________    _____________________________
                                INCEPTION     ONE       THREE     FIVE       SINCE     THREE      FIVE       SINCE
CONTRACT SUB-ACCOUNT              DATE       YEAR       YEAR      YEAR     INCEPTION   YEAR       YEAR     INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Capital Growth ..............     5/1/96    16.66%         NA         NA   17.73%          NA         NA    31.30%
Global Utilities Securities1     1/24/89    25.00%     19.57%     10.20%   11.19%      70.94%     62.50%   158.18%
Growth and Income ...........    1/24/89    25.97%     22.93%     14.32%   10.57%      85.78%     95.26%   145.51%
High Income .................    1/24/89    10.00%     13.42%      9.93%    8.83%      45.89%     60.50%   113.12%
Income Securities ...........    1/24/89    15.46%     15.21%     10.58%   10.83%      52.91%     65.31%   150.65%
Money Market ................    1/24/89     3.78%      3.92%      3.05%    3.72%      12.23%     16.20%    38.65%
Mutual Discovery
 Securities .................    11/8/96    17.71%         NA         NA   17.11%          NA         NA    19.83%
Mutual Shares
 Securities .................    11/8/96    16.10%         NA         NA   17.20%          NA         NA    19.93%
Natural Resources
 Securities .................    1/24/89   -20.10%     -6.14%      4.17%    1.63%     -17.31%     22.65%    15.59%
Real Estate Securities ......    1/24/89    19.02%     21.79%     16.56%   12.28%      80.64%    115.11%   181.69%
Rising Dividends ............    1/27/92    31.18%     27.14%     13.10%   12.47%     105.50%     85.06%   100.74%
Small Cap ...................    11/1/95    15.79%         NA         NA   20.40%          NA         NA    49.52%
Templeton Developing
 Markets Equity .............    3/15/94    -9.99%      3.03%         NA     .88%       9.37%         NA     3.40%
Templeton Global
 Asset Allocation ...........     5/1/95    10.16%         NA         NA   12.77%          NA         NA    37.86%
Templeton Global
 Growth .....................    3/15/94    11.92%     14.16%         NA   11.60%      48.77%         NA    51.76%
Templeton Global
 Income Securities ..........    1/24/89     1.05%      7.30%      5.90%    6.09%      23.53%     33.18%    69.57%
Templeton International
 Equity .....................    1/27/92    10.14%     13.35%     12.93%   10.12%      45.64%     83.68%    77.11%
Templeton International
 Smaller Companies ..........     5/1/96    -2.87%         NA         NA    4.87%          NA         NA     8.25%
Templeton Pacific
 Growth .....................    1/27/92   -36.84%     -9.68%      -.69%    -.98%     -26.33%     -3.38%    -5.69%
U.S. Government
 Securities .................    3/14/89     7.79%      9.06%      5.73%    6.87%      29.72%     32.10%    79.47%
Zero Coupon - 2000 2.........    3/14/89     5.62%      8.27%      5.98%    7.89%      26.92%     33.69%    95.12%
Zero Coupon - 2005 2.........    3/14/89     9.82%     11.87%      8.51%    9.66%      39.99%     50.47%   125.32%
Zero Coupon - 2010 2.........    3/14/89    14.95%     15.81%     11.02%   10.83%      55.30%     68.65%   147.40%

1Prior to May 1, 1998, the Global Utilities Securities Sub-Account was known as the Utility Equity Sub-Account.
2Calculated with waiver fees



NON-STANDARDIZED TOTAL RETURN
FRANKLIN VALUEMARK III


TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 1997:
WITH CONTINGENT DEFERRED SALES CHARGE AND OTHER CHARGES

                                                      ANNUAL TOTAL RETURN                 CUMULATIVE TOTAL RETURN
                                             _______________________________________   _____________________________
                                INCEPTION     ONE       THREE     FIVE       SINCE     THREE      FIVE       SINCE
CONTRACT SUB-ACCOUNT              DATE       YEAR       YEAR      YEAR     INCEPTION   YEAR       YEAR     INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Capital Growth  .............     5/1/96     11.46%         NA         NA   15.72%     NA             NA    27.58%
Global Utilities
 Securities1  ...............    1/24/89     19.80%     18.97%     10.05%   11.12%    68.38%      61.44%   156.72%
Growth and Income ...........    1/24/89     20.77%     22.36%     14.19%   10.49%    83.22%      94.15%   143.89%
High Income .................    1/24/89      4.80%     12.76%      9.79%    8.75%    43.36%      59.51%   111.71%
Income Securities ...........    1/24/89     10.26%     14.56%     10.44%   10.75%    50.37%      64.29%   149.19%
Money Market ................    1/24/89     -1.42%      3.14%      2.89%    3.64%     9.72%      15.28%    37.62%
Mutual Discovery
 Securities .................    11/8/96     12.51%         NA         NA   13.95%    NA              NA    16.13%
Mutual Shares
 Securities .................    11/8/96     10.90%         NA         NA   14.03%    NA              NA    16.23%
Natural Resources
 Securities .................    1/24/89    -25.30%     -7.08%      4.03%    1.55%   -19.77%      21.85%    14.73%
Real Estate Securities ......    1/24/89     13.82%     21.21%     16.43%   12.20%    78.07%     113.99%   179.94%
Rising Dividends ............    1/27/92     25.98%     26.60%     12.96%   12.37%   102.90%      83.89%    99.77%
Small Cap ...................    11/1/95     10.59%         NA         NA   19.46%    NA              NA    47.00%
Templeton Developing
 Markets Equity .............    3/15/94    -15.19%      2.24%         NA     .47%     6.87%          NA     1.80%
Templeton Global Asset
 Allocation .................     5/1/95      4.96%         NA         NA   11.99%    NA              NA    35.33%
Templeton Global
 Growth .....................    3/15/94      6.72%     13.50%         NA   11.28%    46.23%          NA    50.08%
Templeton Global
 Income Securities ..........    1/24/89     -4.15%      6.57%      5.75%    6.01%    21.02%      32.25%    68.45%
Templeton International
 Equity .....................    1/27/92      4.94%     12.69%     12.81%   10.03%    43.09%      82.67%    76.30%
Templeton International
 Smaller Companies ..........     5/1/96     -8.07%         NA         NA    2.71%    NA              NA     4.56%
Templeton Pacific
 Growth .....................    1/27/92    -42.04%    -10.69%      -.84%   -1.07%   -28.76%      -4.13%    -6.16%
U.S. Government
 Securities .................    3/14/89      2.59%      8.35%      5.57%    6.79%    27.21%      31.15%    78.30%
Zero Coupon - 2000 2.........    3/14/89      0.42%      7.55%      5.83%    7.81%    24.41%      32.76%    93.93%
Zero Coupon - 2005 2.........    3/14/89      4.62%     11.19%      8.38%    9.59%    37.47%      49.51%   124.00%
Zero Coupon - 2010 2.........    3/14/89      9.75%     15.17%     10.89%   10.76%    52.78%      67.65%   145.95%

1Prior to May 1, 1998, the Global Utilities Securities Sub-Account was known as the Utility Equity Sub-Account.
2Calculated with waiver of fees



NON-STANDARDIZED TOTAL RETURN
FRANKLIN VALUEMARK II

TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 1997:
WITH CONTINGENT DEFERRED SALES CHARGE AND OTHER CHARGES

                                                      ANNUAL TOTAL RETURN                 CUMULATIVE TOTAL RETURN
                                             __________________________________ ____   _____________________________
                                INCEPTION     ONE       THREE     FIVE       SINCE     THREE      FIVE       SINCE
CONTRACT SUB-ACCOUNT              DATE       YEAR       YEAR      YEAR     INCEPTION   YEAR       YEAR     INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Capital Growth ..............     5/1/96       12.31%        NA         NA     15.72%        NA         NA   27.58%
Global Utilities
 Securities1 ................    1/24/89       20.65%    18.97%     10.05%     11.12%    68.38%     61.44%  156.72%
Growth and Income ...........    1/24/89       21.62%    22.36%     14.19%     10.49%    83.22%     94.15%  143.89%
High Income .................    1/24/89        5.65%    12.76%      9.79%      8.75%    43.36%     59.51%  111.71%
Income Securities ...........    1/24/89       11.11%    14.56%     10.44%     10.75%    50.37%     64.29%  149.19%
Money Market ................    1/24/89        -.57%     3.14%      2.89%      3.64%     9.72%     15.28%   37.62%
Mutual Discovery
 Securities .................    11/8/96       13.36%        NA         NA     13.95%        NA         NA   16.13%
Mutual Shares
 Securities .................    11/8/96       11.75%        NA         NA     14.03%        NA         NA   16.23%
Natural Resources
 Securities .................    1/24/89      -24.45%    -7.08%      4.03%      1.55%   -19.77%     21.85%   14.73%
Real Estate Securities ......    1/24/89       14.67%    21.21%     16.43%     12.20%    78.07%    113.99%  179.94%
Rising Dividends ............    1/27/92       26.83%    26.60%     12.96%     12.37%   102.90%     83.89%   99.77%
Small Cap ...................    11/1/95       11.44%        NA         NA     19.46%        NA         NA   47.00%
Templeton Developing
 Markets Equity .............    3/15/94      -14.34%     2.24%         NA       .47%     6.87%         NA    1.80%
Templeton Global
 Asset Allocation ...........     5/1/95        5.81%        NA         NA     11.99%        NA         NA   35.33%
Templeton Global
 Growth .....................    3/15/94        7.57%    13.50%         NA     11.28%    46.23%         NA   50.08%
Templeton Global
 Income Securities ..........    1/24/89       -3.30%     6.57%      5.75%      6.01%    21.02%     32.25%   68.45%
Templeton International
 Equity .....................    1/27/92        5.79%    12.69%     12.81%     10.03%    43.09%     82.67%   76.30%
Templeton International
 Smaller Companies ..........     5/1/96       -7.22%        NA         NA      2.71%        NA         NA    4.56%
Templeton Pacific
 Growth .....................    1/27/92      -41.19%   -10.69%      -.84%     -1.07%   -28.76%     -4.13%   -6.16%
U.S. Government
 Securities .................    3/14/89        3.44%     8.35%      5.57%      6.79%    27.21%     31.15%   78.30%
Zero Coupon - 2000 2.........    3/14/89        1.27%     7.55%      5.83%      7.81%    24.41%     32.76%   93.93%
Zero Coupon - 2005 2.........    3/14/89        5.47%    11.19%      8.38%      9.59%    37.47%     49.51%  124.00%
Zero Coupon - 2010 2.........    3/14/89       10.60%    15.17%     10.89%     10.76%    52.78%     67.65%  145.95%

1Prior to May 1, 1998, the Global Utilities Securities Sub-Account was known as the Utility Equity Sub-Account.
2Calculated with waiver of fees


Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.


ANNUITY PROVISIONS
--------------------------------------------------------------------------------

VARIABLE ANNUITY PAYOUT


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Contract Sub-Account(s) of the Variable Account. At the Income Date, the Contract Value in each Contract Sub-Account will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. Both sex distinct and unisex Annuity Tables are utilized by the Company, depending on the state and type of Contract. If, as of the Income Date, the then current Annuity Option rates applicable to this class of Contracts provide a larger income than that guaranteed for the same form of annuity under the Contract, the larger amount will be paid. The dollar amount of annuity payments after the first is determined as follows:


1. The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the Income Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period.

2. The fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


3. The total dollar amount of each Variable Annuity variable payout is the sum of all Contract Sub-Account Variable Annuity payments, reduced by the Contract Maintenance Charge.



ANNUITY UNIT VALUE


The value of an Annuity Unit for a Contract Sub-Account is determined (see below) by subtracting (2) from (1), dividing the result by (3) and multiplying the result by .999866337248 (.999866337248 is the daily factor to neutralize the assumed net investment rate of 5% per annum which is built into the annuity rate table) where:

1. is the net result of


     a. the assets of the Contract Sub-Account attributable to the Annuity Units; plus or minus

     b. the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation of the Contract Sub-Account;


2. is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Expense Charge; and

3. is the  number  of  Annuity  Units  outstanding  at the end of the  Valuation
Period.

The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.

FIXED  ANNUITY  PAYOUT


A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Variable Account. The Fixed Option value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the annuitant and any joint annuitant and the sex of the annuitant and any joint annuitant where allowed.



FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The audited consolidated financial statements of the Company as of and for the year ended December 31, 1997, included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Variable Account as of and for the year ended December 31, 1997 are also included herein.



                                                                   VMB SAI 05/98







                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       OF
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                              Financial Statements

                               December 31, 1997

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Independent Auditors'Report

The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B as of December 31, 1997, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the Franklin Valuemark Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account B at December 31, 1997, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with generally accepted accounting principles.

                                      KPMG Peat Marwick LLP

Minneapolis, Minnesota
January 30, 1998

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements

Statements of Assets and Liabilities
December 31, 1997
(In thousands)

                                                                                                                 Mutual
                                                             Capital Growth and    High      Income     Money   Discovery
                                                             Growth    Income     Income   Securities  Market  Securities
                                                              Fund      Fund       Fund       Fund      Fund      Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Capital Growth Fund, 7,534 shares, cost $90,511            $101,106         -        -           -          -         -
  Growth and Income Fund, 57,806 shares, cost $857,189              - 1,214,494        -           -          -         -
  High Income Fund, 31,088 shares, cost $413,883                    -         -  449,526           -          -         -
  Income Securities Fund, 71,085 shares, cost $1,074,128            -         -        -   1,305,822          -         -
  Money Market Fund, 336,851 shares, cost $336,851                  -         -        -           -    336,851         -
  Mutual Discovery Securities Fund, 15,387 shares,
   cost $171,528                                                    -         -        -           -          -   187,264
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                            101,106 1,214,494  449,526   1,305,822    336,851   187,264
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges -
  Valuemark II & III                                               27        87       19          95         41        22
 Accrued mortality and expense risk charges -
  Valuemark IV                                                      7         9        8           9          8        10
 Accrued administrative charges - Valuemark II & III                3        10        2          11          4         3
 Accrued administrative charges - Valuemark IV                      1         1        1           1          1         1
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                            38       107       30         116         54        36
---------------------------------------------------------------------------------------------------------------------------
      Net assets                                             $101,068 1,214,387  449,496   1,305,706    336,797   187,228
===========================================================================================================================
Contract owners' equity:
 Contracts in accumulation period - Valuemark II and III
  (notes 5 and 6)                                             $74,473 1,152,961  402,167   1,248,520    290,904   119,104
 Contracts in accumulation period - Valuemark IV
  (notes 5 and 6)                                              25,654    57,877   46,545      52,069     44,200    65,375
 Contracts in annuity payment period (note 2)                     941     3,549      784       5,117      1,693     2,749
---------------------------------------------------------------------------------------------------------------------------
      Total contract owners' equity                          $101,068 1,214,387  449,496   1,305,706    336,797   187,228
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial  Statements  (continued)

Statements  of Assets and  Liabilities (cont.)
December 31, 1997
(In thousands)

                                                             Mutual     Natural                                 Templeton
                                                             Shares    Resources Real Estate   Rising    Small  Developing
                                                           Securities Securities  Securities  Dividends   Cap     Markets
                                                              Fund       Fund      Fund         Fund     Fund   Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Mutual Shares Securities Fund, 29,971 shares,
   cost $332,618                                            $365,047          -           -         -         -          -
  Natural Resources Securities Fund, 6,091 shares,
   cost $86,957                                                    -     69,494           -         -         -          -
  Real Estate Securities Fund, 16,146 shares,
   cost $285,681                                                   -          -     413,338         -         -          -
  Rising Dividends Fund, 36,047 shares, cost $433,623              -          -           -   709,415         -          -
  Small Cap Fund, 19,870 shares, cost $260,474                     -          -           -         -   299,049          -
  Templeton Developing Markets Equity Fund, 25,956 shares,
   cost $285,808                                                   -          -           -         -         -    267,090
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                           365,047     69,494     413,338   709,415   299,049    267,090
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges -
  Valuemark II & III                                              34          8          32        55        38         38
 Accrued mortality and expense risk charges -
  Valuemark IV                                                    15          6           7         8         8          7
 Accrued administrative charges - Valuemark II & III               3          0           4         7         5          4
 Accrued administrative charges - Valuemark IV                     2          1           1         1         1          1
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                           54         15          44        71        52         50
---------------------------------------------------------------------------------------------------------------------------
      Net assets                                            $364,993     69,479     413,294   709,344   298,997    267,040
===========================================================================================================================
Contract owners' equity:
 Contracts in accumulation period - Valuemark II and III
  (notes 5 and 6)                                           $224,796     65,992     378,751   667,473   253,045    237,895
 Contracts in accumulation period - Valuemark IV
  (notes 5 and 6)                                            136,521      3,482      34,023    39,752    44,268     27,448
 Contracts in annuity payment period (note 2)                  3,676          5         520     2,119     1,684      1,697
---------------------------------------------------------------------------------------------------------------------------
      Total contract owners' equity                         $364,993     69,479     413,294   709,344   298,997    267,040
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial  Statements  (continued)

Statements  of Assets and  Liabilities (cont.)
December 31, 1997
(In thousands)

                                                                                                     Templeton
                                                      Templeton  Templeton  Templeton    Templeton International Templeton
                                                    Global Asset  Global  Global Income International Smaller     Pacific
                                                     Allocation   Growth   Securities     Equity     Companies    Growth
                                                        Fund       Fund       Fund         Fund        Fund        Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
   Templeton Global Asset Allocation Fund,
    6,359 shares, cost $76,064                         $87,244          -           -             -          -           -
   Templeton Global Growth Fund,
    46,780 shares, cost $563,961                             -    717,610           -             -          -           -
   Templeton Global Income Securities Fund,
    12,852 shares, cost $163,473                             -          -     166,686             -          -           -
   Templeton International Equity Fund, 67,492 shares,
    cost $903,141                                            -          -           -     1,087,967          -           -
   Templeton International Smaller Companies Fund,
    2,751 shares, cost $30,874                               -          -           -             -     30,317           -
   Templeton Pacific Growth Fund,
    16,525 shares, cost $222,301                             -          -           -             -          -     153,352
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                      87,244    717,610     166,686     1,087,967     30,317     153,352
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges -
  Valuemark II & III                                        21         76          10           107          6          16
 Accrued mortality and expense risk charges -
  Valuemark IV                                               6         11           5             9          6           5
 Accrued administrative charges - Valuemark II & III         2          9           1            12          1           2
 Accrued administrative charges - Valuemark IV               1          1           1             1          1           1
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                     30         97          17           129         14          24
---------------------------------------------------------------------------------------------------------------------------
      Net assets                                       $87,214    717,513     166,669     1,087,838     30,303     153,328
===========================================================================================================================
Contract owners' equity:
 Contracts in accumulation period - Valuemark II and III
 (notes 5 and 6)                                       $72,082    628,785     159,973     1,030,420     21,626     149,327
 Contracts in accumulation period - Valuemark IV
 (notes 5 and 6)                                        13,864     83,558       6,620        55,008      8,557       3,566
 Contracts in annuity payment period (note 2)            1,268      5,170          76         2,410        120         435
---------------------------------------------------------------------------------------------------------------------------
      Total contract owners' equity                    $87,214    717,513     166,669     1,087,838     30,303     153,328
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial  Statements  (continued)

Statements  of Assets and  Liabilities (cont.)
December 31, 1997
(In thousands)

                                                  U.S. Government  Utility      Zero        Zero        Zero        Total
                                                     Securities     Equity     Coupon      Coupon      Coupon        All
                                                        Fund         Fund   Fund - 2000  Fund - 2005  Fund - 2010   Funds
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  U.S. Government Securities Fund,
   48,640 shares, cost $636,393                       $677,068            -         -           -            -
  Utility Equity Fund, 50,793 shares, cost $807,547          -    1,032,620         -           -            -
  Zero Coupon Fund - 2000, 5,951 shares, cost $83,601        -            -    90,103           -            -
  Zero Coupon Fund - 2005, 4,057 shares, cost $60,336        -            -         -      69,173            -
  Zero Coupon Fund - 2010, 4,369 shares, cost $67,935        -            -         -           -       77,903
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                     677,068    1,032,620    90,103      69,173       77,903   9,908,539
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges -
  Valuemark II & III                                        28           61         8           6            6         841
 Accrued mortality and expense risk charges -
  Valuemark IV                                               7            5         5           5            4         170
 Accrued administrative charges - Valuemark II & III         2            7         1           3            3          99
 Accrued administrative charges - Valuemark IV               1            1         1           1            1          24
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                     38           74        15          15           14       1,134
---------------------------------------------------------------------------------------------------------------------------
      Net assets                                      $677,030    1,032,546    90,088      69,158       77,889   9,907,405
===========================================================================================================================
Contract owners' equity:
 Contracts in accumulation period -
  Valuemark II and III (notes 5 and 6)                $652,317    1,022,994    88,260      65,573       74,199   9,081,637
 Contracts in accumulation period -
   Valuemark IV (notes 5 and 6)                         24,222        7,959     1,801       3,585        3,676     789,630
 Contracts in annuity payment period (note 2)              491        1,593        27           -           14      36,138
---------------------------------------------------------------------------------------------------------------------------
      Total contract owners' equity                   $677,030    1,032,546    90,088      69,158       77,889   9,907,405
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial  Statements  (continued)

Statements  of Operations
For the year ended December 31, 1997
(In thousands)

                                                                                                                 Mutual
                                                             Capital  Growth and   High      Income     Money   Discovery
                                                             Growth     Income    Income   Securities  Market  Securities
                                                              Fund       Fund      Fund       Fund      Fund      Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                      $    102      35,369    33,513     92,343    19,012        47
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II & III       766      13,417     4,931     15,492     4,368     1,031
 Mortality and expense risk charges - Valuemark IV             124         301       255        277       287       371
 Administrative charges - Valuemark II & III                    92       1,610       592      1,859       524       124
 Administrative charges - Valuemark IV                          14          34        28         31        32        41
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                           996      15,362     5,806     17,659     5,211     1,567
---------------------------------------------------------------------------------------------------------------------------
      Investment income (loss), net                           (894)     20,007    27,707     74,684    13,801    (1,520)
Realized  gains (losses) and unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions on mutual funds            -      34,302     1,099     19,836         -         -
  Realized gains (losses) on sales of investments, net       2,092      23,907     9,848     24,687         -       591
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on investments, net            2,092      58,209    10,947     44,523         -       591
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
 on investments                                              8,783     173,409       389     62,214         -    15,535
---------------------------------------------------------------------------------------------------------------------------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net       10,875    231,618    11,336    106,737         -    16,126
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       $ 9,981    251,625    39,043    181,421    13,801    14,606
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial  Statements  (continued)

Statements of Operations (cont.)
For the year ended December 31, 1997
(In thousands)

                                                             Mutual    Natural                                 Templeton
                                                             Shares   Resources Real Estate  Rising    Small   Developing
                                                           Securities Securities Securities Dividends   Cap      Markets
                                                              Fund      Fund      Fund       Fund       Fund  Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                     $       83      1,320    10,278      9,066      554      3,810
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II & III      1,851      1,062     4,382      7,730    2,809      3,909
 Mortality and expense risk charges - Valuemark IV              705         19       189        188      237        158
 Administrative charges - Valuemark II & III                    222        127       526        928      337        469
 Administrative charges - Valuemark IV                           79          2        21         21       26         18
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                          2,857      1,210     5,118      8,867    3,409      4,554
---------------------------------------------------------------------------------------------------------------------------
      Investment income (loss), net                          (2,774)       110     5,160        199   (2,855)      (744)
Realized  gains (losses) and unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions on mutual funds             -          -     4,908     15,481    6,560      6,044
  Realized gains (losses) on sales of investments, net           65     (3,931)   11,421     28,364    9,696      5,228
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on
       investments, net                                          65     (3,931)   16,329     43,845   16,256     11,272
---------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
  (depreciation) on investments                              31,825    (14,906)   42,697    123,868   21,914    (46,160)
---------------------------------------------------------------------------------------------------------------------------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net       31,890    (18,837)   59,026    167,713   38,170    (34,888)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                            $29,116    (18,727)   64,186    167,912   35,315    (35,632)
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial  Statements  (continued)

Statements of Operations (cont.)
For the year ended December 31, 1997
(In thousands)

                                                                                                     Templeton
                                                      Templeton  Templeton  Templeton   Templeton  International Templeton
                                                    Global Asset  Global  Global Income International  Smaller    Pacific
                                                     Allocation   Growth    Securities     Equity     Companies   Growth
                                                        Fund       Fund       Fund         Fund         Fund       Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                    $1,445     10,484     13,072       30,398         147      5,370
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges -
  Valuemark II & III                                       871      7,923      2,231       13,873         281      3,217
 Mortality and expense risk charges - Valuemark IV          81        454         41          335          51         22
 Administrative charges - Valuemark II & III               105        951        268        1,665          34        386
 Administrative charges - Valuemark IV                       9         51          5           38           6          2
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                     1,066      9,379      2,545       15,911         372      3,627
---------------------------------------------------------------------------------------------------------------------------
      Investment income (loss), net                        379      1,105     10,527       14,487        (225)     1,743
Realized  gains (losses) and unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions on mutual funds      417      3,495          -       46,610           -          -
  Realized gains (losses) on sales of investments, net     692      5,282      1,131       44,819         545     (6,660)
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on investments, net        1,109     8,777       1,131       91,429         545     (6,660)
---------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                         4,962    58,155     (10,041)       1,618      (1,688)   (91,510)
---------------------------------------------------------------------------------------------------------------------------
      Total realized gains (losses) and
       unrealized appreciation (depreciation)
       on investments, net                               6,071    66,932      (8,910)      93,047      (1,143)   (98,170)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations   $6,450    68,037       1,617      107,534      (1,368)   (96,427)
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial  Statements  (continued)

Statements of Operations (cont.)
For the year ended December 31, 1997
(In thousands)

                                                 U.S. Government   Utility     Zero         Zero         Zero       Total
                                                    Securities     Equity     Coupon       Coupon       Coupon       All
                                                       Fund         Fund    Fund - 2000 Fund - 2005  Fund - 2010    Funds
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                  $37,725       49,569       6,559      4,439       4,451      369,156
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges -
  Valuemark II & III                                    8,500       12,391       1,195        852         879      113,961
 Mortality and expense risk charges -
  Valuemark IV                                            140           36          14         22          19        4,326
 Administrative charges - Valuemark II & III            1,020        1,487         143        102         105       13,676
 Administrative charges - Valuemark IV                     16            4           2          2           2          484
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                    9,676       13,918       1,354         978      1,005      132,447
---------------------------------------------------------------------------------------------------------------------------
      Investment income (loss), net                    28,049       35,651       5,205       3,461      3,446      236,709
Realized  gains (losses) and unrealized appreciation
 (depreciation) on investments:
    Realized capital gain distributions on mutual funds     -       68,585         148          15         36      207,536
    Realized gains (losses) on sales of
     investments, net                                   5,606       38,034       1,529       1,495      1,539      205,980
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on investments, net       5,606      106,619       1,677       1,510      1,575      413,516
---------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                       17,549       76,100      (1,692)      1,476      5,123      479,620
---------------------------------------------------------------------------------------------------------------------------
      Total realized gains (losses) and
       unrealized appreciation (depreciation)
       on investments, net                             23,155      182,719         (15)      2,986      6,698      893,136
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                      $51,204      218,370       5,190       6,447     10,144    1,129,845
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets
For the years ended  December  31, 1997 and 1996
(In thousands)

                                          Adjustable U.S.
                                          Government Fund  Capital Growth Fund Growth and Income Fund  High Income Fund
---------------------------------------------------------------------------------------------------------------------------
                                          1997      1996       1997     1996       1997      1996        1997      1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
   Investment income (loss), net          $ -      10,420      (894)    (187)     20,007     7,630      27,707    23,047
   Realized gains (losses)
    on investments, net                     -      (5,967)     2,092      24      58,209    86,540      10,947     9,464
   Net change in unrealized
    appreciation (depreciation)
    on investments                          -       1,206      8,783   1,811     173,409    13,214         389     8,973
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets from operations               -       5,659      9,981   1,648     251,625   107,384      39,043    41,484
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions -
 Valuemark II & III (note 5):
   Purchase payments                        -      26,642     11,652  13,726      50,544   134,960      22,772    51,687
   Transfers between funds                  -    (185,683)    18,490  28,227      23,747    35,764         310    30,106
   Surrenders and terminations              -     (20,600)    (5,581) (1,326)   (141,024) (111,266)    (59,371)  (43,860)
   Rescissions                              -        (559)      (159)   (185)       (922)   (2,911)       (602)     (691)
   Other transactions (note 2)              -          34        (89)     20         241       447         246        73
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets resulting from contract
       transactions - Valuemark II & III    -    (180,166)    24,313  40,462     (67,414)   56,994    (36,645)    37,315
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions -
 Valuemark IV (note 5):
   Purchase payments                        -           -     23,159       -      49,951         -     42,607          -
   Transfers between funds                  -           -      2,395       -       4,608         -      3,456          -
   Surrenders and terminations              -           -       (174)      -        (685)        -       (521)         -
   Rescissions                              -           -       (754)      -        (859)        -       (844)         -
   Other transactions (note 2)              -           -         38       -          51         -         21          -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets resulting from contract
       transactions - Valuemark IV         -            -     24,664       -      53,066         -     44,719          -
Increase (decrease) in net assets          -     (174,507)    58,958  42,110     237,277   164,378     47,117     78,799
Net assets at beginning of year            -      174,507     42,110       -     977,110   812,732    402,379    323,580
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $ -            -    101,068  42,110   1,214,387   977,110    449,496    402,379
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997 and 1996
(In thousands)

                                                                Investment Grade                          Mutual Discovery
                                    Income Securities Fund  Intermediate Bond Fund   Money Market Fund    Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                        1997       1996       1997      1996         1997     1996        1997     1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
   Investment income (loss), net   $     74,684   44,974         -     6,095        13,801    14,651     (1,520)   (18)
    Realized gains (losses)
    on investments, net                  44,523    22,468         -     5,263             -         -        591      -
   Net change in unrealized
    appreciation (depreciation)
    on investments                       62,214    45,516         -    (8,886)            -         -     15,535    200
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets from operations           181,421   112,958         -     2,472        13,801    14,651     14,606    182
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions -
  Valuemark II & III (note 5):
   Purchase payments                    50,873   152,823         -    11,116        70,286   175,341     28,591  3,317
   Transfers between funds             (56,241)  (37,286)        -  (149,196)       (3,675)  (91,126)    74,361 12,081
   Surrenders and terminations        (169,518) (149,073)        -   (14,036)     (161,311) (120,353)    (7,182)  (506)
   Rescissions                          (1,451)   (3,237)        -      (275)       (2,246)   (2,971)      (510)     -
   Other transactions (note 2)             446       516         -        37           894       152         17      -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       net assets resulting from
       contract transactions -
       Valuemark II & III             (175,891)  (36,257)        -  (152,354)      (96,052)  (38,957)    95,277 14,892
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions -
 Valuemark IV (note 5):
   Purchase payments                    46,661         -         -         -        93,106         -     57,513      -
   Transfers between funds               3,254         -         -         -       (46,177)        -      6,028      -
   Surrenders and terminations            (443)        -         -         -        (3,086)        -       (520)     -
   Rescissions                          (1,143)        -         -         -          (918)        -       (763)     -
   Other transactions (note 2)               3         -         -         -           494         -         13      -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets resulting from contract
       transactions - Valuemark IV      48,332         -         -         -        43,419         -     62,271      -
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       53,862    76,701         -  (149,882)      (38,832)  (24,306)   172,154 15,074
Net assets at beginning of year      1,251,844 1,175,143         -   149,882       375,629   399,935     15,074      -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year           $1,305,706 1,251,844         -         -       336,797   375,629    187,228 15,074
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997 and 1996
(In thousands)

                                           Mutual Shares    Natural Resources      Real Estate
                                          Securities Fund    Securities Fund       Securities Fund   Rising Dividends Fund
---------------------------------------------------------------------------------------------------------------------------
                                          1997     1996       1997      1996        1997     1996        1997     1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
   Investment income (loss), net        ($2,774)    (34)        110     (162)      5,160     5,882         199   2,950
   Realized gains (losses)
    on investments, net                      65       -      (3,931)   5,476      16,329     2,738      43,845   9,161
   Net change in unrealized
    appreciation (depreciation)
    on investments                       31,825     604     (14,906)  (5,135)     42,697    58,128     123,868  84,727
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
    net assets from operations           29,116     570     (18,727)     179      64,186    66,748     167,912  96,838
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions -
  Valuemark II & III (note 5):
   Purchase payments                     55,149   8,157       3,818   20,879      25,139    30,999      23,594  51,514
   Transfers between funds              136,704  18,952     (11,395)  (5,980)     28,062    27,778      20,217  24,084
   Surrenders and terminations          (12,002)   (537)     (9,401) (11,177)    (36,947)  (22,133)    (84,492)(49,247)
   Rescissions                             (558)      -         (67)    (321)       (342)     (204)       (422) (1,165)
   Other transactions (note 2)               11      (1)         26       38          89        13         537     111
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       net assets resulting from
       contract transactions -
       Valuemark II & III               179,304  26,571     (17,019)   3,439      16,001    36,453     (40,566) 25,297
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions -
  Valuemark IV (note 5):
   Purchase payments                    113,173       -       3,783        -      29,207         -      32,143       -
   Transfers between funds               18,844       -         290        -       2,787         -       5,752       -
   Surrenders and terminations           (1,198)      -          (6)       -        (354)        -        (409)      -
   Rescissions                           (1,424)      -         (94)       -        (517)        -        (624)      -
   Other transactions (note 2)               37       -           4        -          10         -           9       -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets resulting from contract
       transactions - Valuemark IV      129,432       -       3,977        -      31,133         -      36,871       -
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       337,852  27,141     (31,769)   3,618     111,320   103,201     164,217 122,135
Net assets at beginning of year          27,141       -     101,248   97,630     301,974   198,773     545,127 422,992
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $364,993  27,141      69,479  101,248     413,294   301,974     709,344 545,127
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997 and 1996
(In thousands)

                                                            Templeton Developing   Templeton Global        Templeton
                                           Small Cap Fund   Markets Equity Fund  Asset Allocation Fund Global Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                                            1997    1996         1997     1996        1997    1996       1997     1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
   Investment income (loss), net...       ($2,855)  (1,323)       (744)   (1,013)       379   (431)      1,105     843
   Realized gains (losses)
    on investments, net..............      16,256      806      11,272     5,139      1,109    168       8,777   8,526
   Net change in unrealized
    appreciation (depreciation)
    on investments....................     21,914   16,477     (46,160)   30,681      4,962  5,895      58,155  68,710
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       net assets from operations........  35,315   15,960     (35,632)   34,807      6,450  5,632      68,037  78,079
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions -
 Valuemark II & III (note 5):
   Purchase payments...............        29,239   51,827      29,184    54,987     11,196 19,536      58,703 139,155
   Transfers between funds.........        50,164   93,997       5,324    36,529      9,847 14,964       4,664  46,194
   Surrenders and terminations.....       (23,270)  (9,173)    (24,867)  (16,917)    (6,290)(2,138)    (46,883)(33,945)
   Rescissions.....................          (651)    (459)       (281)     (568)       (71)  (139)     (1,055) (1,728)
   Other transactions (note 2).....            71      166           2        27        186     28          54      27
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
      net assets resulting from
      contract transactions -
      Valuemark II & III................   55,553  136,358       9,362    74,058     14,868 32,251      15,483 149,703
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions -
 Valuemark IV (note 5):
   Purchase payments...............        40,513        -      32,069         -     13,018      -      79,798       -
   Transfers between funds.........         2,867        -       2,442         -      1,126      -       5,848       -
   Surrenders and terminations.....          (266)       -        (253)        -       (107)     -        (652)      -
   Rescissions.....................          (589)       -        (302)        -       (260)     -      (1,079)      -
   Other transactions (note 2).....            26        -           8         -          2      -          12       -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets resulting from contract
       transactions - Valuemark IV.......  42,551        -      33,964         -     13,779      -      83,927       -
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets..       133,419  152,318       7,694   108,865     35,097 37,883     167,447 227,782
Net assets at beginning of year....       165,578   13,260     259,346   150,481     52,117 14,234     550,066 322,284
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year..........      $298,997  165,578     267,040   259,346     87,214 52,117     717,513 550,066
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997 and 1996
(In thousands)

                                        Templeton Global  Templeton International Templeton International    Templeton
                                    Income Securities Fund     Equity Fund        Smaller Companies Fund Pacific Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                                          1997     1996      1997       1996          1997    1996          1997    1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
   Investment income (loss), net...    $10,527   12,436      14,487    10,789         (225)   (95)         1,743   5,289
   Realized gains (losses)
    on investments, net..............    1,131    1,570      91,429    36,562          545     60         (6,660) 16,017
   Net change in unrealized
    appreciation (depreciation)
    on investments...................  (10,041)   1,397       1,618   129,022       (1,688) 1,131        (91,510)  8,976
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       net assets from operations......  1,617   15,403     107,534   176,373       (1,368) 1,096        (96,427) 30,282
 Contract transactions -
  Valuemark II & III (note 5):
   Purchase payments...............      5,204   11,615      48,236   106,669        5,943  5,995          7,156  32,634
   Transfers between funds.........    (17,682) (19,697)    (33,305)   50,892        2,953  9,255        (55,954) (1,902)
   Surrenders and terminations.....    (27,867) (28,371)   (126,296)  (90,832)      (1,856)  (763)       (36,981)(37,424)
   Rescissions.....................       (283)    (174)     (1,041)   (1,605)         (91)   (46)          (144)   (382)
   Other transactions (note 2).....        193       49         282       416           32    (10)           398     108
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
    net assets resulting from
    contract transactions -
    Valuemark II & III................ (40,435) (36,578)   (112,124)   65,540        6,981 14,431        (85,525) (6,966)
 Contract transactions -
 Valuemark IV (note 5):
   Purchase payments...............      6,478        -      53,802         -        8,807      -          4,649       -
   Transfers between funds.........        316        -       2,916         -          531      -            622       -
   Surrenders and terminations.....        (83)       -        (259)        -         (128)     -            (98)      -
   Rescissions.....................       (207)       -        (629)        -          (50)     -            (52)      -
   Other transactions (note 2).....         15        -          15         -            3      -              -       -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets resulting from contract
       transactions - Valuemark IV...... 6,519        -      55,845         -        9,163      -          5,121       -
Increase (decrease) in net assets..    (32,299) (21,175)     51,255   241,913       14,776 15,527       (176,831) 23,316
Net assets at beginning of year....    198,968  220,143   1,036,583   794,670       15,527      -        330,159 306,843
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year..........   $166,669  198,968   1,087,838 1,036,583       30,303 15,527        153,328 330,159
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997 and 1996
(In thousands)

                                    U.S. Government
                                    Securities Fund   Utility Equity Fund  Zero Coupon Fund - 2000  Zero Coupon Fund - 2005
---------------------------------------------------------------------------------------------------------------------------
                                    1997     1996       1997      1996          1997    1996            1997     1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
   Investment income (loss), net $  28,049   28,207    35,651    43,207        5,205    4,403           3,461   2,728
   Realized gains (losses) on
    investments, net                 5,606    3,616   106,619    33,442        1,677    1,564           1,510     807
   Net change in unrealized
    appreciation (depreciation)
    on investments                  17,549  (18,709)   76,100   (17,145)      (1,692)  (4,982)          1,476  (4,814)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       net assets from operations   51,204   13,114   218,370    59,504        5,190      985           6,447  (1,279)
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions -
  Valuemark II & III (note 5):
   Purchase payments                23,060   42,193    14,377    56,194        1,290   12,076           1,695  10,095
   Transfers between funds         (47,874) 211,454  (131,387) (148,616)      (6,415)  (5,558)         (6,814) (2,776)
   Surrenders and terminations    (115,692) (82,684) (173,138) (174,285)     (15,927) (14,126)         (8,976) (5,726)
   Rescissions                        (756)    (717)     (730)     (734)         (43)    (214)             (1)   (158)
   Other transactions (note 2)         775      379       246       315          134       (3)              7     (14)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       net assets resulting from
       contract transactions -
       Valuemark II & III         (140,487) 170,625  (290,632) (267,126)     (20,961)  (7,825)        (14,089)  1,421
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions -
 Valuemark IV (note 5):
   Purchase payments                22,408        -     5,818         -        1,862        -           3,410       -
   Transfers between funds           1,524        -     1,246         -         (121)       -              34       -
   Surrenders and terminations        (132)       -       (70)        -           (7)       -             (10)      -
   Rescissions                        (527)       -       (60)        -            -        -             (68)      -
   Other transactions (note 2)          67        -         1         -            -        -               -       -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets resulting from contract
       transactions - Valuemark IV  23,340        -     6,935         -        1,734        -           3,366       -
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets  (65,943) 183,739   (65,327) (207,622)     (14,037)  (6,840)         (4,276)    142
Net assets at beginning of year    742,973  559,234 1,097,873 1,305,495      104,125  110,965          73,434  73,292
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year         $677,030  742,973 1,032,546 1,097,873       90,088  104,125          69,158  73,434
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997 and 1996
(In thousands)

                                                            Zero Coupon Fund - 2010               Total All Funds
---------------------------------------------------------------------------------------------------------------------------
                                                              1997          1996              1997             1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
   Investment income (loss), net                              $3,446        2,690             236,709         222,978
   Realized gains (losses) on investments, net                 1,575        3,429             413,516         246,873
   Net change in unrealized appreciation
   (depreciation) on investments                               5,123       (9,041)            479,620         407,956
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets from operations                                 10,144       (2,922)          1,129,845         877,807
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
   Purchase payments                                           3,822       12,642             581,523       1,236,779
   Transfers between funds                                    (2,318)      (8,596)              1,783         (16,139)
   Surrenders and terminations                                (8,063)      (7,034)         (1,302,935)     (1,047,532)
   Rescissions                                                   (17)        (244)            (12,443)        (19,687)
   Other transactions (note 2)                                   (11)         (13)              4,787           2,915
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting
       from contract transactions - Valuemark II & III        (6,587)      (3,245)           (727,285)        156,336
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
   Purchase payments                                           3,098            -             767,033               -
   Transfers between funds                                       282            -              20,870               -
   Surrenders and terminations                                   (11)           -              (9,472)              -
   Rescissions                                                    (6)           -             (11,769)              -
   Other transactions (note 2)                                     -            -                 829               -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting
       from contract transactions - Valuemark IV               3,363            -             767,491               -
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                              6,920       (6,167)          1,170,051       1,034,143
Net assets at beginning of year                               70,969       77,136           8,737,354       7,703,211
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $77,889       70,969           9,907,405       8,737,354
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements
December 31, 1997


1. ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates, in accordance with the selection made by the contract owner. Not all funds are available as investment options for the products which comprise the Variable Account.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Allianz Life.


2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include realized gain distributions received from the respective funds. Gains on the sale of fund shares are determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

Two Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to all deferred annuity contract owners and a Dollar Cost Averaging Option is available to Valuemark IV deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Accounts are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return of the Fixed Accounts is 3%.

The Capital Growth Fund and Templeton International Smaller Companies Fund were added as available investment options on May 1, 1996. The Mutual Discovery Securities Fund and Mutual Shares Securities Fund were added as available investment options on November 8, 1996. The Investment Grade Intermediate Bond Fund and Adjustable U.S. Government Fund were closed on October 25, 1996 when shares of the U.S. Government Securities Fund were substituted for all shares of both funds.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 1997


2. SIGNIFICANT ACCOUNTING POLICIES (cont.)

Investments (cont.)

On May 1, 1996, the Global Income Fund name was changed to Templeton Global Income Securities Fund. The Precious Metals Fund name was changed to Natural Resources Securities Fund on May 1, 1997.

Contracts in Annuity Payment Period

Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.

Expenses

Asset Based Expenses

A mortality and expense risk charge is deducted from the Variable Account on a daily basis. The charge is equal, on an annual basis, to 1.25% of the daily net assets of Valuemark II and Valuemark III and 1.34% of the daily net assets of Valuemark IV.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of all products which comprise the Variable Account.

Contract Based Expenses

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges paid by the contract owners during the years ended December 31, 1997 and 1996 were $4,561,683 and $4,491,487, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II and Valuemark III contracts and within seven years of the date of surrender for Valuemark IV contracts. For this purpose, purchase payments are allocated on a first-in, first-out basis. The amount of the contingent deferred sales charge is calculated by: (a) allocating purchase payments to the amount surrendered; and
(b) multiplying each allocated purchase payment that has been held under the contract for the period shown below by the charge shown below:

        Years Since                    Contingent Deferred Sales Charge
--------------------------------------------------------------------------------
          Payment              Valuemark II      Valuemark III     Valuemark IV
--------------------------------------------------------------------------------

            0-1                     5%                6%                6%
            1-2                     5%                5%                6%
            2-3                     4%                4%                6%
            3-4                     3%                3%                5%
            4-5                    1.5%              1.5%               4%
            5-6                     0%                0%                3%
            6-7                     0%                0%                2%
            7+                      0%                0%                0%

and (c) adding the products of each multiplication in (b) above.

A Valuemark II or Valuemark III deferred annuity contract owner may, not more frequently than once annually on a cumulative basis, make a surrender each contract year of fifteen percent (15%) of purchase payments paid, less any prior surrenders, without incurring a contingent deferred sales charge.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 1997


2. SIGNIFICANT ACCOUNTING POLICIES (cont.)

Contract Based Expenses (cont.)

A Valuemark IV deferred annuity contract owner may make multiple surrenders, each year after the first contract year, up to fifteen percent (15%) of the contract value without incurring a contingent deferred sales charge. For a partial surrender, the contingent deferred sales charge will be deducted from the remaining contract value, if sufficient; otherwise it will be deducted from the amount surrendered. Total contingent deferred sales charges paid by the contract owners for the years ended December 31, 1997 and 1996 were $8,999,290 and $10,529,337, respectively.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges paid by the contract owners for the years ended December 31, 1997 and 1996 were $126,072 and $93,255, respectively. Transfer charges are reflected in the Statements of Changes in Net Assets as other transactions. Net transfers from the Fixed Accounts for the year ended December 31, 1997 were $22,652,962. Net transfers to the Fixed Accounts were $16,138,672 during the year ended December 31, 1996.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

On Valuemark II and Valuemark III deferred annuity contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to nine percent (9%) of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to Valuemark IV deferred annuity contract owners allows up to fifteen percent (15%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year for all deferred annuity contracts.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.


3. CAPITALIZATION

Allianz Life provides capital for the establishment of new funds as investment options of the Variable Account. There were no capitalization transactions during the year ended December 31, 1997. The capitalization transactions were as follows during the year ended December 31, 1996:

                                                                 Capitalization    Date of    Market Value      Date of
Fund                                                                 Amount    Capitalization at Withdrawal   Withdrawal
---------------------------------------------------------------------------------------------------------------------------
Small Cap Fund                                                     $ 250,000       9/18/95      $ 313,250       5/29/96
Capital Growth Fund                                                $ 250,000       4/30/96      $ 281,250       11/7/96
Templeton International Smaller Companies Fund                     $ 250,000       4/30/96      $ 269,250       11/7/96
Mutual Discovery Securities Fund                                   $ 250,000       11/8/96      $ 252,250      12/23/96
Mutual Shares Securities Fund                                      $ 250,000       11/8/96      $ 255,750      12/23/96

4. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 1997

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (In thousands)

Transactions in units for each fund for the years ended December 31, 1997 and 1996 were as follows:

                                    Adjustable          Growth                     Investment           Mutual     Mutual
                                        U.S    Capital    and    High    Income     Grade      Money  Discovery    Shares
                                    Government Growth   Income  Income Securities Intermediate Market Securities Securities
                                       Fund     Fund     Fund    Fund     Fund     Bond Fund    Fund     Fund       Fund
---------------------------------------------------------------------------------------------------------------------------

Valuemark II & III
 Accumulation units outstanding
  at December 31, 1995                14,600       -   46,893  18,756   59,309       9,692    31,040        -        -
 Contract transactions:
   Purchase payments                   2,202   1,261    7,454   2,862    7,457         719    13,261      327      797
   Transfers between funds           (15,066)  2,597    1,961   1,598   (1,819)     (9,490)   (6,879)   1,194    1,869
   Surrenders and terminations        (1,693)   (121)  (6,143) (2,446)  (7,308)       (905)   (9,147)     (50)     (53)
   Rescissions                           (46)    (17)    (163)    (38)    (159)        (18)     (226)       -        -
   Other transactions                      3       2       25       4       24           2        11        -        -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions    (14,600)  3,722    3,134   1,980   (1,805)     (9,692)   (2,980)   1,471    2,613
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
  at December 31, 1996                     -   3,722   50,027  20,736   57,504           -    28,060    1,471    2,613
===========================================================================================================================
 Contract transactions:
   Purchase payments                       -     948    2,362   1,153    2,205           -     5,065    2,480    4,911
   Transfers between funds                 -   1,469    1,043     (57)  (2,484)          -      (219)   6,648   12,308
   Surrenders and terminations             -    (445)  (6,436) (2,943)  (7,368)          -   (11,824)    (613)  (1,037)
   Rescissions                             -     (14)     (44)    (30)     (65)          -      (166)     (47)     (52)
   Other transactions                      -      (7)      10      12       19           -        66        1        1
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions          -   1,951   (3,065) (1,865)  (7,693)          -    (7,078)   8,469   16,131
---------------------------------------------------------------------------------------------------------------------------
 Accumulation units outstanding
  at December 31, 1997                     -   5,673   46,962  18,871   49,811           -    20,982    9,940   18,744
===========================================================================================================================
Valuemark IV
 Accumulation units outstanding
  at December 31, 1996                     -       -        -       -        -           -         -        -        -
 Contract transactions:
   Purchase payments                       -   1,839    2,241   2,100    2,022           -     6,870    5,050    9,998
   Transfers between funds                 -     188      200     168      140           -    (3,400)     518    1,620
   Surrenders and terminations             -     (13)     (29)    (25)     (19)          -      (225)     (43)    (101)
   Rescissions                             -     (60)     (38)    (42)     (49)          -       (67)     (65)    (126)
   Other transactions                      -       3        2       1        -           -        36        1        3
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions          -   1,957    2,376   2,202    2,094           -     3,214    5,461   11,394
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
  at December 31, 1997                     -   1,957    2,376   2,202    2,094           -     3,214    5,461   11,394
===========================================================================================================================

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 1997

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (In thousands) (cont.)

                                Natural                             Templeton  Templeton  Templeton  Templeton    Templeton
                               Resource  Real Estate Rising  Small Developing Global Asset Global Global Income International
                              Securities Securities Dividends Cap    Markets   Allocation  Growth   Securities      Equity
                                 Fund      Fund       Fund   Fund  Equity Fund   Fund       Fund       Fund          Fund
---------------------------------------------------------------------------------------------------------------------------
Valuemark II & III
 Accumulation units outstanding
  at December 31, 1995           6,919    10,998     33,789   1,302   15,618      1,338     28,309      14,181     59,883
 Contract transactions:
   Purchase payments             1,298     1,562      3,849    4,358    5,057      1,657     11,183         740      7,288
   Transfers between funds        (484)    1,332      1,653    7,933    3,367      1,303      3,694      (1,254)     3,483
   Surrenders and terminations    (717)  (1,125)     (3,644)    (786)  (1,569)      (184)    (2,720)     (1,802)    (6,198)
   Rescissions                     (20)      (11)       (87)    (38)     (53)       (12)      (141)        (11)      (110)
   Other transactions                2         1          9       15        3          2          2           3         29
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions   79     1,759      1,780   11,482    6,805      2,766     12,018      (2,324)     4,492
---------------------------------------------------------------------------------------------------------------------------
 Accumulation units outstanding
  at December 31, 1996           6,998    12,757     35,569   12,784   22,423      4,104     40,327      11,857     64,375
===========================================================================================================================
 Contract transactions:
   Purchase payments               276     1,023      1,368    2,180    2,264        819     3,970          314      2,786
   Transfers between funds        (861)    1,129      1,034    3,656      330        755       334       (1,058)    (1,782)
   Surrenders and terminations    (701)   (1,453)    (4,724)  (1,652)  (1,990)      (456)   (3,127)      (1,673)    (7,156)
   Rescissions                      (5)      (14)       (26)     (49)     (22)        (6)      (74)         (17)       (59)
   Other transactions                2         3         28        6        -         13         3           11         15
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       accumulation units resulting
       from contract
       transactions             (1,289)      688     (2,320)   4,141      582      1,125     1,106       (2,423)    (6,196)
---------------------------------------------------------------------------------------------------------------------------
 Accumulation units outstanding
  at December 31, 1997           5,709    13,445     33,249   16,925   23,005      5,229    41,433        9,434     58,179
===========================================================================================================================
Valuemark IV
 Accumulation units outstanding
  at December 31, 1996               -         -          -        -        -          -         -            -          -
  Contract transactions:
   Purchase payments               288     1,144      1,745    2,823    2,516        952     5,261          391      3,008
   Transfers between funds          23       106        299      198      190         82       375           19        162
   Surrenders and terminations       -       (13)       (21)     (18)     (21)        (8)      (42)          (5)       (14)
   Rescissions                      (7)      (20)       (33)     (40)     (23)       (18)      (70)         (13)       (35)
   Other transactions                -         -          1        2        1          -         1            1          1
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions  304     1,217      1,991    2,965    2,663      1,008     5,525          393      3,122
---------------------------------------------------------------------------------------------------------------------------
 Accumulation units outstanding
  at December 31, 1997             304     1,217      1,991    2,965    2,663      1,008     5,525          393      3,122
===========================================================================================================================

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 1997


5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (In thousands) (cont.)

                                       Templeton
                                     International  Templeton     U.S.                Zero     Zero      Zero
                                        Smaller      Pacific   Government  Utility   Coupon   Coupon    Coupon    Total
                                       Companies     Growth    Securities  Equity     Fund-    Fund-     Fund      All
                                         Fund         Fund        Fund      Fund      2000     2005      2010     Funds
---------------------------------------------------------------------------------------------------------------------------
Valuemark II & III
 Accumulation units outstanding
  at December 31, 1995                     -        22,483      34,313    66,669     6,066   3,504     3,437    489,099
 Contract transactions:
   Purchase payments                     568         2,196       2,609     2,847       672     513       618     83,355
   Transfers between funds               897           (62)     12,819    (7,585)     (308)   (139)     (403)     2,211
   Surrenders and terminations           (72)       (2,537)     (5,122)   (8,824)     (782)   (290)     (342)   (64,580)
   Rescissions                            (4)          (26)        (44)      (37)      (12)     (8)      (12)    (1,293)
   Other transactions                     (1)            7          23        16         -      (1)       (1)       180
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions      1,388          (422)     10,285   (13,583)     (430)     75      (140)    19,873
---------------------------------------------------------------------------------------------------------------------------
 Accumulation units outstanding
  at December 31, 1996                 1,388        22,061      44,598    53,086     5,636   3,579     3,297    508,972
===========================================================================================================================
 Contract transactions:
   Purchase payments                     517           501       1,363       663        69      83       177     37,497
   Transfers between funds               258        (4,037)     (2,875)   (6,159)     (341)   (328)     (113)     8,650
   Surrenders and terminations          (160)       (2,707)     (6,740)   (7,944)     (846)   (424)     (362)   (72,781)
   Rescissions                            (8)          (10)        (44)      (34)       (2)      -        (1)      (789)
   Other transactions                      3            25          45        11         7       -         -        274
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions        610        (6,228)     (8,251)  (13,463)   (1,113)   (669)     (299)   (27,149)
---------------------------------------------------------------------------------------------------------------------------
 Accumulation units outstanding
  at December 31, 1997                  1,998        15,833      36,347    39,623     4,523   2,910     2,998    481,823
===========================================================================================================================
Valuemark IV
 Accumulation units outstanding
  at December 31, 1996                      -             -           -         -         -       -         -          -
 Contract transactions:
   Purchase payments                     761           346       1,310       263       100     162       138     51,328
   Transfers between funds                46            47          84        53        (6)      2        12      1,126
   Surrenders and terminations           (11)          (10)         (8)       (3)        -       -         -       (629)
   Rescissions                            (4)           (4)        (31)       (3)        -      (3)        -       (751)
   Other transactions                      -             -           4         -         -       -         -         57
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions        792           379       1,359       310        94     161       150     51,131
---------------------------------------------------------------------------------------------------------------------------
 Accumulation units outstanding
  at December 31, 1997                   792           379       1,359       310        94     161       150     51,131
===========================================================================================================================

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 1997

6. UNIT VALUES

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each year of the five-year period ended December 31, 1997 follows:

                                    Valuemark II & III                                     Valuemark IV
--------------------------------------------------------------------------------------------------------------------------------
                     Accumulation                               Ratio of     Accumulation                              Ratio of
                        Units                                   Expenses       Units                                  Expenses
                      Outstanding  Accumulation  Net Assets    to Average    Outstanding  Accumulation  Net Assets    to Average
                     (in thousands) Unit Value  (in thousands) Net Assets* (in thousands)  Unit Value (in thousands) Net Assets*
--------------------------------------------------------------------------------------------------------------------------------
Adjustable U.S. Government Fund
December 31,
 19961                10,926        $12.389      $135,355       1.99+%             -          $ -          $ -          - %
 1995                 14,600         11.951       174,507       1.99               -            -            -          -
 1994                 19,865         11.077       220,042       1.97               -            -            -          -
 1993                 24,975         11.254       281,061       1.98               -            -            -          -

Capital Growth Fund
December 31,
 1997                  5,673         13.130       74,473        2.17           1,957       13.110       25,654       2.26
 19962                 3,722         11.254       42,110        2.17+              -            -            -          -

Growth and Income Fund
December 31,
 1997                 46,962         24.551    1,152,961        1.89           2,376       24.354       57,877       1.98
 1996                 50,027         19.490      977,110        1.90               -            -            -          -
 1995                 46,893         17.310      812,732        1.92               -            -            -          -
 1994                 35,695         13.215      471,773        1.94               -            -            -          -
 1993                 24,719         13.677      338,082        1.98               -            -            -          -

High Income Fund
December 31,
 1997                 18,871         21.312      402,167        1.93           2,202        21.141       46,545      2.02
 1996                 20,736         19.375      402,379        1.94               -             -            -         -
 1995                 18,756         17.252      323,580        1.96               -             -            -         -
 1994                 15,679         14.608      229,026        2.00               -             -            -         -
 1993                 11,787         15.155      178,627        2.04               -             -            -         -

Income Securities Fund
December 31,
 1997                 49,811         25.065    1,248,520        1.90           2,094        24.864       52,069      1.99
 1996                 57,504         21.708    1,251,844        1.90               -             -            -         -
 1995                 59,309         19.785    1,175,143        1.91               -             -            -         -
 1994                 56,569         16.392      927,343        1.94               -             -            -         -
 1993                 38,967         17.734      691,056        1.96               -             -            -         -

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 1997

6. UNIT VALUES (cont.)

                                    Valuemark II & III                                     Valuemark IV
--------------------------------------------------------------------------------------------------------------------------------
                     Accumulation                               Ratio of     Accumulation                              Ratio of
                        Units                                   Expenses       Units                                  Expenses
                      Outstanding  Accumulation  Net Assets    to Average    Outstanding  Accumulation  Net Assets    to Average
                     (in thousands) Unit Value  (in thousands) Net Assets* (in thousands)  Unit Value (in thousands) Net Assets*
--------------------------------------------------------------------------------------------------------------------------------
Investment Grade Intermediate Bond Fund
December 31,
 19961                 8,323        $15.740       $131,012       2.00+%             -          $ -          $ -          -%
 1995                  9,692         15.463        149,882       2.01               -            -            -          -
 1994                  9,772         14.257        139,325       2.03               -            -            -          -
 1993                  7,677         14.389        110,466       2.06               -            -            -          -

Money Market Fund
December 31,
 1997                 20,982         13.865        290,904       1.85           3,214       13.756       44,200       1.94
 1996                 28,060         13.359        375,629       1.83               -            -            -          -
 1995                 31,040         12.883        399,935       1.80               -            -            -          -
 1994                 39,437         12.354        487,239       1.86               -            -            -          -
 1993                 10,247         12.066        123,639       2.06               -            -            -          -

Mutual Discovery Securities Fund
December 31,
 1997                  9,940         11.983        119,104       2.46           5,461       11.971       65,375       2.55
 19963                 1,471         10.180         15,074       2.77+              -            -            -          -

Mutual Shares Securities Fund
December 31,
 1997                 18,744         11.993        224,796       2.20          11,394       11.981      136,521       2.29
 19963                 2,613         10.330         27,141       2.40+              -           -             -          -

Natural Resources Securities Fund
December 31,
 1997                  5,709         11.559         65,992       2.09             304       11.466        3,482       2.18
 1996                  6,998         14.467        101,248       2.05               -            -            -          -
 1995                  6,919         14.109         97,630       2.06               -            -            -          -
 1994                  8,285         13.979        115,828       2.08               -            -            -          -
 1993                  4,685         14.464         67,770       2.08               -            -            -          -

Real Estate Securities Fund
December 31,
 1997                 13,445         28.169        378,751       1.94           1,217       27.944       34,023       2.03
 1996                 12,757         23.668        301,974       1.97               -            -            -          -
 1995                 10,998         18.073        198,773       1.99               -            -            -          -
 1994                 11,645         15.594        181,599       2.02               -            -            -          -
 1993                  5,589         15.369         85,896       2.07               -            -            -          -

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 1997

6. UNIT VALUES (cont.)

                                    Valuemark II & III                                     Valuemark IV
--------------------------------------------------------------------------------------------------------------------------------
                     Accumulation                               Ratio of     Accumulation                              Ratio of
                        Units                                   Expenses       Units                                  Expenses
                      Outstanding  Accumulation  Net Assets    to Average    Outstanding  Accumulation  Net Assets    to Average
                     (in thousands) Unit Value  (in thousands) Net Assets* (in thousands)  Unit Value (in thousands) Net Assets*
--------------------------------------------------------------------------------------------------------------------------------
Rising Dividends Fund
December 31,
 1997                 33,249        $20.074        $667,473       2.14%          1,991      $19.968      $39,752        2.23%
 1996                 35,569         15.303         545,127       2.16               -            -            -           -
 1995                 33,789         12.498         422,992       2.18               -            -            -           -
 1994                 28,778          9.769         281,145       2.20               -            -            -           -
 1993                 26,256         10.327         271,147       2.19               -            -            -           -

Small Cap Fund
December 31,
 1997                 16,925         14.952         253,045       2.17           2,965       14.923       44,268        2.26
 1996                 12,784         12.913         165,578       2.17               -            -            -           -
 19954                 1,302         10.146          13,260       2.30+              -            -            -           -

Templeton Developing Markets Equity Fund
December 31,
 1997                 23,005         10.340         237,895       2.82           2,663       10.305       27,448        2.91
 1996                 22,423         11.487         259,346       2.89               -            -            -           -
 1995                 15,618          9.582         150,481       2.81               -            -            -           -
 19945                 9,774          9.454          92,469       2.93+              -            -            -           -

Templeton Global Asset Allocation Fund
December 31,
 1997                  5,229         13.786          72,082       2.34           1,008       13.752       13,864        2.43
 1996                  4,104         12.514          52,117       2.26               -            -            -           -
 19956                 1,338         10.591          14,234       2.30+              -            -            -           -

Templeton Global Growth Fund
December 31,
 1997                 41,433         15.176         628,785       2.28           5,525       15.124       83,558        2.37
 1996                 40,327         13.560         550,066       2.33               -            -            -           -
 1995                 28,309         11.339         322,284       2.37               -            -            -           -
 19945                14,637         10.201         149,393       2.54+              -            -            -           -

Templeton Global Income Securities Fund
December 31,
 1997                  9,434         16.957         159,973       2.02             393       16.821        6,620        2.11
 1996                 11,857         16.781         198,968       2.01               -            -            -           -
 1995                 14,181         15.522         220,143       2.04               -            -            -           -
 1994                 16,855         13.726         231,368       2.11               -            -            -           -
 1993                 13,054         14.650         191,246       2.13               -            -            -           -

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 1997

6. UNIT VALUES (cont.)

                                    Valuemark II & III                                     Valuemark IV
--------------------------------------------------------------------------------------------------------------------------------
                     Accumulation                               Ratio of     Accumulation                              Ratio of
                        Units                                   Expenses       Units                                  Expenses
                      Outstanding  Accumulation  Net Assets    to Average    Outstanding  Accumulation  Net Assets    to Average
                     (in thousands) Unit Value  (in thousands) Net Assets* (in thousands)  Unit Value (in thousands) Net Assets*
--------------------------------------------------------------------------------------------------------------------------------
Templeton International Equity Fund
December 31,
 1997                 58,179        $17.711      $1,030,420       2.29%          3,122       $17.617      $55,008        2.38%
 1996                 64,375         16.081       1,036,583       2.29               -             -            -           -
 1995                 59,883         13.263         794,670       2.32               -             -            -           -
 1994                 60,464         12.161         735,339       2.39               -             -            -           -
 1993                 24,026         12.226         293,740       2.52               -             -            -           -

Templeton International Smaller Companies Fund
December 31,
 1997                  1,998         10.825          21,626       2.46             792        10.809        8,557        2.55
 19962                 1,388         11.145          15,527       2.18+              -             -            -           -

Templeton Pacific Growth Fund
December 31,
 1997                 15,833          9.431         149,327       2.43             379         9.381        3,566        2.52
 1996                 22,061         14.932         330,159       2.39               -             -            -           -
 1995                 22,483         13.630         306,843       2.41               -             -            -           -
 1994                 27,231         12.802         348,655       2.47               -             -            -           -
 1993                 14,240         14.233         202,676       2.54               -             -            -           -

U.S. Government Securities Fund
December 31,
 1997                 36,347         17.947         652,317       1.90           1,359         17.805       24,222       1.99
 1996                 44,598         16.650         742,973       1.91               -              -            -          -
 1995                 34,313         16.298         559,234       1.92               -              -            -          -
 1994                 36,490         13.835         504,837       1.93               -              -            -          -
 1993                 40,402         14.698         593,842       1.94               -              -            -          -

Utility Equity Fund
December 31,
 1997                 39,623         25.818       1,022,994       1.90             310         25.635        7,959       1.99
 1996                 53,086         20.654       1,097,873       1.90               -              -            -          -
 1995                 66,669         19.565       1,305,495       1.90               -              -            -          -
 1994                 70,082         15.104       1,058,531       1.92               -              -            -          -
 1993                 84,217         17.319       1,458,533       1.91               -              -            -          -

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 1997

6. UNIT VALUES (cont.)

                                    Valuemark II & III                                     Valuemark IV
--------------------------------------------------------------------------------------------------------------------------------
                     Accumulation                               Ratio of     Accumulation                              Ratio of
                        Units                                   Expenses       Units                                  Expenses
                      Outstanding  Accumulation  Net Assets    to Average    Outstanding  Accumulation  Net Assets    to Average
                     (in thousands) Unit Value  (in thousands) Net Assets* (in thousands)  Unit Value (in thousands) Net Assets*
--------------------------------------------------------------------------------------------------------------------------------
Zero Coupon Fund - 2000
December 31,
 1997                  4,523        $19.512      $  88,260       1.80%             94      $19.358       $1,801        1.89%
 1996                  5,636         18.475        104,125       1.80               -            -            -           -
 1995                  6,066         18.294        110,965       1.80               -            -            -           -
 1994                  4,953         15.373         76,140       1.80               -            -            -           -
 1993                  3,787         16.717         63,301       1.77               -            -            -           -

Zero Coupon Fund - 2005
December 31,
 1997                  2,910         22.532         65,573       1.80             161       22.357        3,585        1.89
 1996                  3,579         20.517         73,434       1.80               -            -            -           -
 1995                  3,504         20.914         73,292       1.80               -            -            -           -
 1994                  2,780         16.096         44,756       1.80               -            -            -           -
 1993                  2,020         18.050         36,469       1.77               -            -            -           -

Zero Coupon Fund - 2010
December 31,
 1997                  2,998         24.740         74,199       1.80             150       24.544        3,676        1.89
 1996                  3,297         21.522         70,969       1.80               -            -            -           -
 1995                  3,437         22.431         77,136       1.80               -            -            -           -
 1994                  2,589         15.930         41,255       1.80               -            -            -           -
 1993                  1,405         18.144         25,489       1.65               -            -            -           -

*For the year ended December 31, including the effect of the expenses of the underlying funds.
+Annualized.
1 Period  from January 1, 1996 to October 25, 1996 (fund  closure).
2 Period from May 1, 1996 (fund  commencement) to December 31, 1996.
3 Period from November 8, 1996 (fund  commencement)  to December 31, 1996.
4 Period from  November 1, 1995 (fund  commencement)  to December  31,  1995.
5 Period from March 15, 1994 (fund commencement) to December 31, 1994.
6 Period from May 1, 1995 (fund commencement) to December 31, 1995.






        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                       Consolidated Financial Statements

                           December 31, 1997 and 1996

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Independent Auditors' Report


The Board of Directors
Allianz Life Insurance Company of North America:

We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 1997 and 1996, and the related consolidated statements of income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 1997 and 1996, and the results of their operations, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.

                                          KPMG Peat Marwick LLP

Minneapolis, Minnesota
February 4, 1998

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Financial  Statements

Consolidated  Balance Sheets
December 31, 1997 and 1996
(in thousands)

                                                                                                    1997        1996
---------------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 Fixed maturities, at market                                                                    $ 2,705,210   2,768,306
 Equity securities, at market                                                                       442,607     327,834
 Mortgage loans on real estate                                                                      318,683     245,559
 Certificates of deposit and short-term securities                                                  117,124     204,972
 Policy loans                                                                                         5,695     103,708
 Other invested assets                                                                               51,863      44,948
---------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                           3,641,182   3,695,327
Cash                                                                                                 26,871      37,992
Accrued investment income                                                                            38,345      36,130
Receivables (net of allowance for uncollectible accounts of $3,122 in 1997 and $4,630 in 1996)      262,676     155,278
Reinsurance receivable:
 Funds held on deposit                                                                            1,145,210   1,101,716
 Recoverable on future policy benefit reserves                                                    1,120,663      48,909
 Recoverable on unpaid claims                                                                       219,443     142,199
 Receivable on paid claims                                                                           31,158      18,240
Deferred acquisition costs                                                                          927,080     863,338
Other assets                                                                                         34,475      26,052
Federal income tax recoverable                                                                       20,761      12,455
---------------------------------------------------------------------------------------------------------------------------
      Assets, exclusive of separate account assets                                                7,467,864   6,137,636
Separate account assets                                                                          10,756,929   9,520,561
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                              $18,224,793  15,658,197
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Financial  Statements (Continued)

Consolidated  Balance Sheets (cont.)
December 31, 1997 and 1996
(in thousands)
                                                                                                    1997        1996
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Future benefit reserves:
  Life                                                                                          $ 1,297,269   1,204,633
  Annuity                                                                                         3,251,829   2,879,221
 Policy and contract claims                                                                         553,113     438,824
 Unearned premiums                                                                                   50,168      32,176
 Reinsurance payable                                                                                165,582      96,857
 Deferred income on reinsurance                                                                     150,526          0
 Deferred income taxes                                                                              228,861     150,760
 Accrued expenses                                                                                    93,341      84,254
 Commissions due and accrued                                                                         39,517      37,103
 Other policyholder funds                                                                            30,208      52,267
 Other liabilities                                                                                  389,858     147,364
---------------------------------------------------------------------------------------------------------------------------
      Liabilities, exclusive of separate account liabilities                                      6,250,272   5,123,459
 Separate account liabilities                                                                    10,756,929   9,520,561
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                          17,007,201  14,644,020
---------------------------------------------------------------------------------------------------------------------------
Stockholder's equity:
 Common stock, $1 par value, 20 million shares authorized, issued and outstanding                    20,000      20,000
 Preferred stock, $1 par value, cumulative, 200 million shares authorized,
  25 million shares issued and outstanding                                                           25,000      25,000
 Additional paid-in capital                                                                         407,088     407,088
 Net unrealized gain on investments net of deferred federal income taxes                            195,505     102,637
 Net unrealized Canadian currency loss                                                              (4,448)     (3,473)
 Retained earnings                                                                                  574,447     462,925
---------------------------------------------------------------------------------------------------------------------------
      Total stockholder's equity                                                                  1,217,592   1,014,177
Commitments and contingencies (notes 6 and 11)
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities and stockholder's equity                                                $18,224,793  15,658,197
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Financial  Statements (Continued)

Consolidated Statements of Income
Years ended December 31, 1997, 1996 and 1995
(in thousands)

                                                                                        1997        1996        1995
---------------------------------------------------------------------------------------------------------------------------
Revenue:
 Life insurance premiums                                                             $ 339,841      284,084    257,647
 Other life policy considerations                                                       83,816       85,747     93,158
 Annuity considerations                                                                219,262      170,656    147,112
 Accident and health premiums                                                          747,718      603,230    527,059
---------------------------------------------------------------------------------------------------------------------------
       Total premiums and considerations                                             1,390,637    1,143,717  1,024,976
 Premiums ceded                                                                        438,018      277,163    223,226
---------------------------------------------------------------------------------------------------------------------------
       Net premiums and considerations                                                 952,619      866,554    801,750
 Investment income, net                                                                162,350      222,622    201,158
 Realized investment gains, net                                                         61,488       28,561     29,202
 Other                                                                                  53,760        6,193     10,170
---------------------------------------------------------------------------------------------------------------------------
       Total revenue                                                                 1,230,217    1,123,930  1,042,280
---------------------------------------------------------------------------------------------------------------------------
Benefits and expenses:
 Life insurance benefits                                                               336,090      281,441    268,163
 Annuity benefits                                                                      206,189      153,238    145,636
 Accident and health insurance benefits                                                566,746      434,793    374,743
---------------------------------------------------------------------------------------------------------------------------
       Total benefits                                                                1,109,025      869,472    788,542
 Benefit recoveries                                                                    426,607      249,552    210,702
---------------------------------------------------------------------------------------------------------------------------
       Net benefits                                                                    682,418      619,920    577,840
 Commissions and other agent compensation                                              310,665      267,714    233,939
 General and administrative expenses                                                   106,744       99,018    115,419
 Taxes, licenses and fees                                                               20,605       19,959     17,672
 Increase in deferred acquisition costs, net                                           (63,742)     (36,344)   (28,552)
---------------------------------------------------------------------------------------------------------------------------
       Total benefits and expenses                                                   1,056,690      970,267    916,318
---------------------------------------------------------------------------------------------------------------------------
       Income from operations before income taxes                                      173,527      153,663    125,962
---------------------------------------------------------------------------------------------------------------------------
Income tax expense:
 Current                                                                                31,571       21,936     12,993
 Deferred                                                                               28,283       30,559     25,772
---------------------------------------------------------------------------------------------------------------------------
       Total income tax expense                                                         59,854       52,495     38,765
---------------------------------------------------------------------------------------------------------------------------
       Net income                                                                    $ 113,673      101,168     87,197
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Financial  Statements (Continued)

Consolidated  Statements of Stockholder's Equity
Years ended December 31, 1997, 1996 and 1995
(in thousands)
                                                                                        1997        1996        1995
---------------------------------------------------------------------------------------------------------------------------
Common stock:
 Balance at beginning and end of year                                                 $ 20,000       20,000     20,000
---------------------------------------------------------------------------------------------------------------------------
Preferred Stock:
 Balance at beginning of year                                                           25,000       25,000     40,000
 Redemption of stock during the year                                                         0            0    (15,000)
---------------------------------------------------------------------------------------------------------------------------
 Balance at end of year                                                                 25,000       25,000     25,000
---------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital:
 Balance at beginning of year                                                          407,088      407,088    406,494
 Additional contribution from parent                                                         0            0        594
---------------------------------------------------------------------------------------------------------------------------
 Balance at end of year                                                                407,088      407,088    407,088
---------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments:
 Balance at beginning of year                                                          102,637      139,204    (62,073)
 Net unrealized gain on securities transferred from held-to-maturity
  to available-for-sale classification, net of deferred federal income                       0            0      1,789
 Net unrealized gain (loss) during the year, net of deferred federal income taxes       92,868    (36,567)     199,488
---------------------------------------------------------------------------------------------------------------------------
 Balance at end of year                                                                195,505      102,637    139,204
---------------------------------------------------------------------------------------------------------------------------
Net unrealized Canadian currency loss:
 Balance at beginning of year                                                           (3,473)      (3,455)    (3,787)
 Net unrealized gain (loss) during the year, net of deferred federal income taxes         (975)         (18)       332
---------------------------------------------------------------------------------------------------------------------------
 Balance at end of year                                                                 (4,448)      (3,473)    (3,455)
---------------------------------------------------------------------------------------------------------------------------
Retained earnings:
 Balance at beginning of year                                                          462,925      363,357    278,811
 Net income                                                                            113,673      101,168     87,197
 Cash dividend to stockholder                                                           (2,151)      (1,600)    (2,651)
---------------------------------------------------------------------------------------------------------------------------
 Balance at end of year                                                                574,447      462,925    363,357
---------------------------------------------------------------------------------------------------------------------------
       Total stockholder's equity                                                   $1,217,592    1,014,177    951,194
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements (continued)

Consolidated Statements of Cash Flows
Years ended December 31, 1997, 1996 and 1995
(in thousands)
                                                                                        1997        1996        1995
---------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) operating activities:
 Net income                                                                          $ 113,673      101,168     87,197
---------------------------------------------------------------------------------------------------------------------------
  Adjustments to reconcile net income to net cash provided by
   (used in) operating activities:
   Realized investment gains, net                                                      (61,488)     (28,561)   (29,202)
   Deferred federal income tax expense                                                  28,283       30,559     25,772
   Charges to policy account balances                                                 (859,852)    (675,737)  (632,962)
   Interest credited to policy account balances                                        211,590      166,766    169,151
   Change in:
    Accrued investment income                                                           (2,215)         728     (2,072)
    Receivables                                                                       (107,398)     (30,578)   (13,300)
    Reinsurance receivables                                                         (1,644,423)    (119,384)  (190,953)
    Deferred acquisition costs                                                         (63,742)     (36,344)   (28,552)
    Future benefit reserves                                                          1,194,990       76,478     66,932
    Policy and contract claims and other policyholder funds                             92,230       37,055     25,116
    Unearned premiums                                                                   17,992       (2,005)    (6,195)
    Reinsurance payable                                                                 68,725       24,019     (8,669)
    Current tax recoverable                                                             (8,306)      (8,508)      (153)
    Accrued expenses and other liabilities                                              12,113       15,506     17,365
    Commissions due and accrued                                                          2,414       14,124     (1,211)
   Depreciation and amortization                                                       (13,312)     (25,874)   (23,391)
   Other, net                                                                               18       (1,568)       916
---------------------------------------------------------------------------------------------------------------------------
       Total adjustments                                                            (1,132,381)    (563,324)  (631,408)
       Net cash provided by (used in) operating activities                          (1,018,708)    (462,156)  (544,211)
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements (continued)

Consolidated Statements of Cash Flows
Years ended December 31, 1997, 1996 and 1995
(in thousands)
                                                                                        1997        1996        1995
---------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) operating activities                               (1,018,708)    (462,156)   (544,211)
Cash flows provided by (used in) investing activities:
 Purchase of fixed maturities, at market                                           $(1,748,950)  (1,324,676)(1,533,290)
 Purchase of equity securities                                                      (1,699,847)    (137,304)  (166,701)
 Funding of mortgage loans                                                            (103,626)     (70,265)   (66,301)
 Sale of fixed maturities, at market                                                 1,921,534    1,043,748  1,242,988
 Matured or redeemed fixed maturities, at amortized cost                                     0            0      7,022
 Matured fixed maturities, at market                                                     1,150        2,711     38,991
 Sale of equity securities                                                           1,691,789      122,788     97,619
 Repayment of mortgage loans                                                            29,520       23,317     25,563
 Net change in certificates of deposit and short-term securities                        87,848     (173,471)   123,806
 Other                                                                                  82,797      (20,566)   (10,754)
---------------------------------------------------------------------------------------------------------------------------
       Net cash provided by (used in) investing activities                             262,215     (533,718)  (241,057)
---------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) financing activities:
 Policyholders' deposits to account balances                                        $1,497,321    1,184,338  1,066,407
 Policyholders' withdrawals from account balances                                     (448,998)    (368,490)  (291,102)
 Change in assets held under reinsurance agreements                                   (540,268)      52,973     36,354
 Funds borrowed on dollar reverse repurchase agreements, net                           239,468      130,196    (58,150)
 Net change in mortgage notes payable                                                        0            0     (1,049)
 Additional paid-in capital from parent                                                      0            0        594
 Preferred stock transactions                                                                0            0    (15,000)
 Cash dividends paid                                                                    (2,151)      (1,600)    (2,651)
---------------------------------------------------------------------------------------------------------------------------
       Net cash provided by financing activities                                       745,372      997,417    735,403
---------------------------------------------------------------------------------------------------------------------------
       Net change in cash                                                              (11,121)       1,543    (49,865)
Cash at beginning of year                                                               37,992       36,449     86,314
---------------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                                   $ 26,871       37,992     36,449
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(1) Summary of Significant Accounting Policies

Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a majority-owned subsidiary of Allianz A.G. Holding, a Federal Republic of Germany company.

The Company is a life insurance company which is licensed to sell both group and individual life, annuity and accident and health policies in the United States, Canada and several U.S. territories. Based on 1997 premiums and considerations, 33%, 20% and 47% of the Company's business is life, annuity and accident and health, respectively. The Company's primary distribution channels are through strategic alliances with other insurance companies and third party marketing organizations. The Company has a significant relationship with a mutual fund company and its broker/dealer network related to sales of its variable life and variable annuity products and another significant administration, marketing and reinsurance relationship with an unrelated insurance company in which it holds an ownership interest effective in 1998.

Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.

Basis of Presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's major subsidiary, Preferred Life Insurance Company of New York and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period.Actual results could vary significantly from management's estimates.

Recognition of Traditional Life, Group Life and Group Accident and Health
Revenue

Traditional life products include products with guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited payment contracts and certain annuity products with life contingencies.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses for traditional and group products are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

Recognition of Nontraditional and Variable Life and Annuity Revenue

Nontraditional and variable life insurance and interest sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholder's account while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholder's accounts and claims or benefits incurred in excess of the contractholder's balance.

Deferred Acquisition Costs

Acquisition costs, consisting of commissions and other costs which vary with and are primarily related to production of new business, are deferred. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Acquisition costs for accident and health insurance policies

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements (continued)
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(1) Summary of Significant Accounting Policies (cont.)

Deferred Acquisition Costs (cont.)

are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For interest sensitive products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity and expense charges. Deferred acquisition costs amortized during 1997, 1996 and 1995 were $219,266, $137,618, and $117,782, respectively.

Future Policy Benefit Reserves

Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions are graded from 9% to 5.5%.

Future policy benefit reserves for interest sensitive products are generally carried at accumulated contract values. Reserves on some deferred annuity contracts are computed based on contractholder cash value accumulations, adjusted for mortality, withdrawal and interest margin assumptions.

Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, were determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31.

Policy and Contract Claims

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid and incurred but not yet reported as of December 31.

Reinsurance

Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivable. Reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Investments

The Company has classified all of its investment portfolio as "available-for-sale". Short-term investments are carried at amortized cost which approximates market. Policy loans are reflected at their unpaid principal balances. Mortgage loans are reflected at unpaid principal balances adjusted for premium and discount amortization and an allowance for uncollectible balances. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for possible credit losses. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 1997 and 1996, investments with a carrying value of $103,590 and $102,361, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

The fair values of invested assets, excluding investments in real estate, are deemed by management to approximate their estimated market values. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year end. Policy loan balances which are supported by the underlying cash value of the policies approximate fair value. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(1) Summary of Significant Accounting Policies (cont.)

Income Taxes

Deferred  tax  assets  and   liabilities  are  recognized  for  the  future  tax
consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Separate Accounts

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders and contractholders. Each account has specific investment objectives and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the policyholder's and contractholder's account.

Receivables

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year end including the financial condition and credit worthiness of the parties underlying the receivables. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

Accounting Changes

In 1996, the Company adopted Statement of Financial Accounting Standard (SFAS) No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of. No adjustments were made to the consolidated financial statements upon adoption of this pronouncement.

In 1997 the Company adopted SFAS No. 129, Disclosure of Information about Capital Structure, which establishes standards for disclosing information about an entity's capital structure. No additional disclosures were required.

Accounting Pronouncements to be Adopted

The Financial Accounting Standards Board (FASB) has issued SFAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which provides accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities. In December 1996, the FASB issued SFAS No. 127, Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125, which defers the effective date of certain paragraphs of SFAS No. 125 applicable to the Company. The Statements are to be applied prospectively. As a result of SFAS No. 127, the Company will adopt SFAS No. 125 January 1, 1998. Adoption of these pronouncements is not expected to have a significant impact on the consolidated financial statements.

In June, 1997, the FASB issued SFAS No. 130 Reporting Comprehensive Income, which establishes standards for reporting and displaying comprehensive income and its components in general purpose financial statements, and SFAS No. 131, Disclosures about Segments of an Enterprise and Related Information, which requires certain business enterprises to report specified information about their operating segments in a complete set of financial statements to shareholders. SFAS No. 130 and SFAS No. 131 are effective for the Company, and will be adopted in 1998.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements (continued)
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(1) Summary of Significant Accounting Policies (cont.)

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.


(2) Investments

Investments at December 31, 1997 consist of:

                                                                                                               Amount
                                                                                                              shown on
                                                                                     Amortized   Estimated  consolidated
                                                                                       cost        fair        balance
                                                                                      or cost      value        sheet
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
 U.S. Government                                                                    $ 499,652      528,657     528,657
 States and political subdivisions                                                     82,287       85,829      85,829
 Foreign government                                                                    35,858       37,734      37,734
 Public utilities                                                                      44,151       48,237      48,237
 Corporate securities                                                               1,206,392    1,250,532   1,250,532
 Mortgage backed securities                                                           628,307      663,891     663,891
 Collateralized mortgage obligations                                                   86,246       90,330      90,330
---------------------------------------------------------------------------------------------------------------------------
       Total fixed maturities                                                      $2,582,893    2,705,210   2,705,210
---------------------------------------------------------------------------------------------------------------------------
Equity securities:
 Common stocks:
  Banks, trusts and insurance companies                                                 7,670       11,220      11,220
  Industrial and miscellaneous                                                        246,395      418,871     418,871
 Nonredeemable preferred stocks                                                        10,079       12,516      12,516
---------------------------------------------------------------------------------------------------------------------------
       Total equity securities                                                      $ 264,144      442,607     442,607
---------------------------------------------------------------------------------------------------------------------------
Other investments:
 Mortgage loans on real estate                                                        318,683    XXXXXXXXX     318,683
 Certificates of deposit and short-term securities                                    117,124    XXXXXXXXX     117,124
 Policy loans                                                                           5,695    XXXXXXXXX       5,695
 Other invested assets                                                                 51,863    XXXXXXXXX      51,863
---------------------------------------------------------------------------------------------------------------------------
       Total other investments                                                      $ 493,365    XXXXXXXXX     493,365
---------------------------------------------------------------------------------------------------------------------------
       Total investments                                                           $3,340,402    XXXXXXXXX   3,641,182
===========================================================================================================================

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements (continued)
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(2) Investments (cont.)

At December 31, 1997 and 1996, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of securities are as follows:

                                                                         Amortized     Gross       Gross      Estimated
                                                                           cost     unrealized  unrealized      fair
                                                                          or cost      gains      losses        value
---------------------------------------------------------------------------------------------------------------------------
 1997:
 U.S. Government                                                        $ 499,652      29,191          186     528,657
 States and political subdivisions                                         82,287       3,561           19      85,829
 Foreign government                                                        35,858       1,876            0      37,734
 Public utilities                                                          44,151       4,086            0      48,237
 Corporate securities                                                   1,206,392      60,016       15,876   1,250,532
 Mortgage backed securities                                               628,307      35,584            0     663,891
 Collateralized mortgage obligations                                       86,246       4,086            2      90,330
---------------------------------------------------------------------------------------------------------------------------
       Total fixed maturities                                           2,582,893     138,400       16,083   2,705,210
 Equity securities                                                        264,144     205,632       27,169     442,607
---------------------------------------------------------------------------------------------------------------------------
       Total                                                           $2,847,037     344,032       43,252   3,147,817
===========================================================================================================================
1996:
 U.S. Government                                                          620,236      25,954          926     645,264
 States and political subdivisions                                            419           5            0         424
 Foreign government                                                       304,589       6,090        1,285     309,394
 Public utilities                                                           6,466         575            0       7,041
 Corporate securities                                                   1,025,189      24,137        9,004   1,040,322
 Mortgage backed securities                                               669,181      18,444          571     687,054
 Collateralized mortgage obligations                                       78,331         995          519      78,807
---------------------------------------------------------------------------------------------------------------------------
       Total fixed maturities                                           2,704,411      76,200       12,305   2,768,306
 Equity securities                                                        234,089      98,711        4,966     327,834
---------------------------------------------------------------------------------------------------------------------------
       Total                                                           $2,938,500     174,911       17,271   3,096,140
===========================================================================================================================

The changes in unrealized gains (losses) on fixed maturity securities were $58,422, $(97,973) and $261,471 in each of the years ended December 31, 1997,
1996 and 1995, respectively.

The changes in unrealized gains (losses) in equity investments, which include common stocks and nonredeemable preferred stocks were $84,718, $40,895 and $48,186 for the years ended December 31, 1997, 1996 and 1995, respectively.

The amortized cost and estimated fair value of fixed maturities at December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                 Amortized    Estimated
                                                                                                   cost      fair value
---------------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                                           $ 27,247      27,392
Due after one year through five years                                                              439,279     446,935
Due after five years through ten years                                                             913,045     941,311
Due after ten years                                                                                575,015      625,68
Mortgage backed securities                                                                         628,307     663,891
---------------------------------------------------------------------------------------------------------------------------
 Totals                                                                                         $2,582,893   2,705,210
===========================================================================================================================

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements (continued)
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(2) Investments (cont.)

Gross gains of $70,335,  $43,696 and $41,962 and gross losses of $8,654, $16,834 and $14,607 were realized on sales of securities in 1997, 1996 and 1995, respectively; related taxes were $21,588, $9,402, and $9,574 in 1997, 1996 and 1995, respectively. Proceeds from redemptions of held-to-maturity securities during 1995 were $7,022 with no gain or loss realized on such transactions.

Net realized investment gains (losses) for the respective years ended December 31 are summarized as follows:


                                                                                       1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities, at market                                                           $40,268        8,897      21,877
Equity securities                                                                      21,413       17,964       5,478
Mortgage loans                                                                           (982)      (1,129)       (687)
Real estate                                                                               635        3,104       2,530
Other                                                                                     154         (275)          4
---------------------------------------------------------------------------------------------------------------------------
      Net gains before taxes                                                           61,488       28,561      29,202
Tax expense on net realized gains                                                      21,521        9,996      10,218
---------------------------------------------------------------------------------------------------------------------------
      Net gains after taxes                                                           $39,967       18,565      18,984
===========================================================================================================================

The Company has entered into mortgage backed security reverse repurchase transactions ("dollar rolls") with certain securities dealers. Under this program, the Company sells certain securities for delivery in the current month and simultaneously contracts with the same dealer to repurchase similar, but not identical, securities on a specified future date. The Company gives up the right to receive principal and interest on the securities sold. As of December 31, 1997 and 1996, mortgage backed securities underlying such agreements were carried at a market value of $350,985 and $124,281 respectively, and other liabilities included $369,664 and $130,196 respectively for funds received under these agreements. Average balances outstanding were $183,530 and $83,602 and weighted average interest rates were 7.2% and 7.5% during 1997 and 1996 respectively. The maximum balance outstanding during 1997 and 1996 was $369,664 and $130,196 respectively.

The Company participates in a securities lending program administered by AZOA's investment division. Under this program, the Company loans U.S. Treasury Notes to qualified third parties. The Company obtains collateral for the loans equal to 102 percent of the estimated market value and accrued interest on the loaned securities and receives a portion of the interest earned on the collateral. In addition, the Company maintains full ownership rights to the securities loaned, including investment income and has the ability to sell the securities while they are on loan with the consent of the borrower. There were no securities on loan at December 31, 1997 and 1996.

Impaired mortgage loans are defined as those where it is probable that amounts due according to contractual terms, including principal and interest, will not be collected. Impaired mortgage loans are measured by the Company at the fair value of collateral. Interest income on impaired mortgage loans is recorded on a cash basis. There were no impaired loans held by the Company at December 31, 1997 and 1996.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements (continued)
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(2) Investments (cont.)

The valuation allowances at December 31, 1997, 1996 and 1995 and the changes in the allowance for the years then ended are summarized as follows:

                                                                                    Writedowns
                                                            Beginning   Charged to  Charged to                   End
                                                             of year    Operations   Allowance  Recoveries     of year
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997:
 Mortgage loans                                              $ 7,279        1,000           0            0       8,279
---------------------------------------------------------------------------------------------------------------------------
Total valuation allowance                                    $ 7,279        1,000           0            0       8,279
===========================================================================================================================
December 31, 1996:
 Mortgage loans                                              $10,487            0           0        3,208       7,279
---------------------------------------------------------------------------------------------------------------------------
Total valuation allowance                                    $10,487            0           0        3,208       7,279
===========================================================================================================================
December 31, 1995:
 Mortgage loans                                              $11,552          914           0        1,979      10,487
 Investment in real estate                                     1,550            0           0        1,550           0
---------------------------------------------------------------------------------------------------------------------------
Total valuation allowance                                    $13,102          914           0        3,529      10,487
===========================================================================================================================

Major categories of net investment income for the respective years ended December 31 are:

                                                                                       1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
Interest:
 Fixed maturities, at amortized cost                                                      $ 0            0       6,284
 Fixed maturities, at market                                                          211,335      178,664     158,421
 Mortgage loans                                                                        25,232       19,267      16,125
 Policy loans                                                                           6,526        7,013       6,688
 Short-term investments                                                                12,804       10,688       7,182
Dividends:
 Preferred stock                                                                          748          818         581
 Common stock                                                                           4,603        4,527       3,204
Interest on assets held by reinsurers                                                   8,858        9,709      10,445
Other invested assets                                                                   9,438        5,344       3,614
---------------------------------------------------------------------------------------------------------------------------
       Total investment income                                                        279,544      236,030     212,544
Investment expenses related to coinsurance agreement (note 6)                          98,417            0           0
Investment expenses                                                                    18,777       13,408      11,386
---------------------------------------------------------------------------------------------------------------------------
       Net investment income                                                         $162,350      222,622     201,158
============================================================================================================================

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements (continued)
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(3) Summary Table of Fair Value Disclosures

                                                                                1997                         1996
---------------------------------------------------------------------------------------------------------------------------
                                                                         Carrying     Fair           Carrying    Fair
                                                                          Amount      Value           Amount     Value
---------------------------------------------------------------------------------------------------------------------------
Financial assets Fixed maturities, at market:
  U.S. Government                                                       $ 528,657    528,657         645,264   645,264
  States and political subdivisions                                        85,829     85,829             424       424
  Foreign governments                                                      37,734     37,734         309,394   309,394
  Public utilities                                                         48,237     48,237           7,041     7,041
  Corporate securities                                                  1,250,532  1,250,532       1,040,322 1,040,322
  Mortgage backed securities                                              663,891    663,891         687,054   687,054
  Collateralized mortgage obligations                                      90,330     90,330          78,807    78,807
 Equity securities                                                        442,607    442,607         327,834   327,834
 Mortgage loans                                                           318,683    333,540         245,559   252,825
 Short term investments                                                   117,124    117,124         204,972   204,972
 Policy loans                                                               5,695      5,695         103,708   103,708
 Other long term investments                                               51,863     51,863             124       124
 Receivables                                                              262,676    262,676         155,278   155,278
 Separate accounts assets                                              10,756,929 10,756,929       9,520,561 9,520,561
Financial liabilities:
 Investment contracts                                                   3,536,690  2,945,366       3,297,973 2,747,914
 Separate account liabilities                                          10,756,929 10,565,205       9,520,561 9,324,358
 Dollar reverse repurchase agreements                                     369,664    369,664         130,196   130,196

See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.

(4) Receivables

Receivables at December 31 consist of the following:

                                                                                                   1997         1996
---------------------------------------------------------------------------------------------------------------------------
Premiums due                                                                                      $207,293     125,216
Agents balances                                                                                      3,186       5,523
Related party receivables                                                                            1,445       2,099
Reinsurance commission receivable                                                                   23,921       7,515
Scholarship enrollment fees                                                                          8,401       8,025
Due from administrators                                                                             13,630       3,244
Other                                                                                                4,800       3,656
---------------------------------------------------------------------------------------------------------------------------
       Total receivables                                                                          $262,676     155,278
---------------------------------------------------------------------------------------------------------------------------

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements (continued)
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(5) Accident and Health Claims Reserves

Accident and health claims reserves are based on long-range projections subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 1997 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves which are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

Activity in the accident and health claims reserves, exclusive of long term care, hospital indemnity and AIDS reserves of $12,479, $14,348 and $18,858 in 1997, 1996 and 1995, respectively, is summarized as follows:

                                                                                       1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
Balance at January 1, net of reinsurance recoverables of $114,230,
 $99,292 and $96,090                                                                 $216,596      191,804     185,028
Incurred related to:
 Current year                                                                         341,908      271,308     242,024
 Prior years                                                                          (12,087)     (11,642)     (9,163)
---------------------------------------------------------------------------------------------------------------------------
Total incurred                                                                        329,821      259,666     232,861
---------------------------------------------------------------------------------------------------------------------------

Paid related to:
 Current year                                                                         150,942      107,842     100,165
 Prior years                                                                          144,798      127,032     125,920
---------------------------------------------------------------------------------------------------------------------------
Total paid                                                                            295,740      234,874     226,085
---------------------------------------------------------------------------------------------------------------------------
Balance at December 31, net of reinsurance recoverables of $125,543,
 $114,230 and $99,292                                                                $250,677     216,596      191,804
===========================================================================================================================

Due to lower than anticipated losses related to prior years, the provision for claims and claim adjustment expenses decreased.

(6) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $1 million coverage per individual life. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

Included in reinsurance receivables at December 31, 1997 are $902,500, $851,849, $254,448, and $36,520 recoverable from four insurers who, as of December 31, 1997, were rated A+, A+, B++, and A+, respectively, by Best's Insurance Reports. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements (continued)
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(6) Reinsurance (cont.)

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                             Percentage
                                                                          Assumed      Ceded                  of amount
                                                             Gross      from other   to other       Net        assumed
 Year ended                                                 amount       companies   companies    amount       to net
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997:
Life insurance in force                                  $32,234,241   72,682,842  19,873,094   85,043,989          85.5%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life insurance                                              252,859      170,798     110,579      313,078          54.6%
 Annuities                                                   217,353        1,910      30,789      188,474           1.0%
 Accident and health insurance                               436,105      311,612     296,650      451,067          69.1%
---------------------------------------------------------------------------------------------------------------------------
       Total premiums                                        906,317      484,320     438,018      952,619          50.8%
===========================================================================================================================
December 31, 1996:
Life insurance in force                                  $37,527,994   44,073,247   6,126,541   75,474,700          58.4%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life insurance                                              235,837      133,994      37,986      331,845          40.4%
 Annuities                                                   169,503        1,153      12,769      157,887           0.7%
 Accident and health insurance                               396,051      207,179     226,408      376,822          55.0%
---------------------------------------------------------------------------------------------------------------------------
       Total premiums                                        801,391      342,326     277,163      866,554          39.5%
===========================================================================================================================
December 31, 1995:
Life insurance in force                                  $39,601,531   28,790,199   6,884,645   61,507,085          46.8%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life insurance                                              242,704      108,102      40,291      310,515          34.8%
 Annuities                                                   145,994        1,117      10,376      136,735           0.8%
 Accident and health insurance                               361,290      165,769     172,559      354,500          46.8%
---------------------------------------------------------------------------------------------------------------------------
       Total premiums                                        749,988      274,988     223,226      801,750          34.3%
===========================================================================================================================

Effective January 1, 1997, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of business with life insurance inforce of $13,200,000 and 1997 premium of $90,000. The coinsured block included certain universal life and traditional life insurance policies and annuity contracts. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $1,102,000, received a ceding commission of $138,500 and transferred assets of $881,000 which support the business. The unearned ceding commission represents deferred revenue which will be amortized over the revenue-producing period of the related reinsured policies. The servicing of the coinsured business was also transferred to a third party insurer who is also the retrocessionaire of the block.

Of the amounts ceded to others, the Company ceded life insurance inforce of $1,163,533, $381,381 and $182,638 in 1997, 1996 and 1995, respectively, and life insurance premiums earned of $2,538, $1,293 and $641 in 1997, 1996 and 1995, respectively, to its ultimate parent Allianz Aktiengesellshaft. The Company also ceded accident and health premiums earned to Allianz Aktiengesellshaft of $2,467, $1,922 and $(7,520) in 1997, 1996 and 1995.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements (continued)
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(7) Income Taxes

Income Tax Expense

Total income tax expense (benefit) for the years ended December 31 are as follows:

                                                                                       1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
Income tax expense attributable to operations:
 Current tax expenses                                                                $ 31,571       21,936      12,993
 Deferred tax expense                                                                  28,283       30,559      25,772
---------------------------------------------------------------------------------------------------------------------------
Total income tax expense attributable to operations                                  $ 59,854       52,495      38,765
Income tax effect on equity:
 Income tax allocated to stockholder's equity:
  Attributable to unrealized gains and losses for the year                             49,748      (19,967)    108,559
---------------------------------------------------------------------------------------------------------------------------
Total income tax effect on equity                                                    $109,602       32,528     147,324
===========================================================================================================================

Components of Income Tax Expense

Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the Consolidated Statements of Income for the respective years ended December 31 as follows:

                                                                                       1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
Income tax expense computed at the statutory rate                                     $60,735       53,782      44,087
Dividends received deductions and tax-exempt interest                                  (2,792)        (650)     (5,430)
Foreign tax                                                                               916       (2,723)       (464)
Interest on tax deficiency                                                              1,100          261         408
Other                                                                                    (105)       1,824         164
---------------------------------------------------------------------------------------------------------------------------
       Income tax expense as reported                                                 $59,854       52,494      38,765
===========================================================================================================================

Components of Deferred Tax Assets and Liabilities on the Balance Sheet

Tax effects of temporary differences giving rise to the significant components of the net deferred tax liability at December 31 are as follows:

                                                                                                   1997         1996
---------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
 Provision for post retirement benefits                                                            $ 2,100       2,024
 Allowance for uncollectible accounts                                                                  929       1,256
 Policy reserves                                                                                   177,442     158,131
---------------------------------------------------------------------------------------------------------------------------
       Total deferred tax assets                                                                   180,471     161,411
Deferred tax liabilities:
 Deferred acquisition costs                                                                        277,627     240,906
 Net unrealized gain                                                                               102,756      53,008
 Other                                                                                              28,949      18,257
---------------------------------------------------------------------------------------------------------------------------
       Total deferred tax liabilities                                                              409,332     312,171
Net deferred tax liability                                                                        $228,861     150,760
===========================================================================================================================

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements (continued)
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(7) Income Taxes (cont.)


Components of Deferred Tax Assets and Liabilities on the Balance Sheet (cont.)

and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

As of December 31, 1997 and 1996, the Company had no tax loss carryforwards or alternative minimum tax credits.

The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company and each of its insurance subsidiaries generally will be paid for the tax benefit on their losses, and any other tax attributes, to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $39,914, $30,946 and $14,865 in 1997, 1996 and 1995, respectively. At December 31, 1997 and 1996 the Company had a tax recoverable from AZOA of $20,689 and $11,599, respectively and a recoverable from Revenue Canada Taxation of $72 and $856, respectively.


(8) Related Party Transactions

The Company reimbursed AZOA $562, $86 and $738 in 1997, 1996 and 1995, respectively, for certain administrative services performed. The Company had no liability to AZOA for such amounts at December 31, 1997 and 1996, respectively.

AZOA's investment division manages the Company's investment portfolio. The Company paid AZOA $1,957, $1,657 and $1,024 in 1997, 1996 and 1995, respectively, for investment advisory fees. The Company's liability to AZOA for such amounts was $437 and $543 at December 31, 1997 and 1996, respectively.

The Company shares a data center with affiliated insurance companies. Usage charges paid to the data center by the Company were $2,826, $3,275 and $3,752 in 1997, 1996 and 1995, respectively. The Company's liability for data center charges was $292 and $58 at December 31, 1997 and 1996, respectively.

The Company has 200 million authorized shares of preferred stock with a par value of $1 per share. This preferred stock is issuable in series with the number of shares, redemption rights and dividend rate designated by the Board of Directors for each series. Dividends are cumulative at a rate reflective of prevailing market conditions at time of issue and are payable semiannually. Dividend payments are restricted by provisions in State of Minnesota statutes. In 1994, the Company issued 25 million shares of Series A preferred stock with a dividend rate of 6.4% to AZOA for $25,000 and issued 15 millions shares of Series B preferred stock with a dividend rate of 6.95% to AZOA for $15,000. In December 1995, the Company redeemed and canceled the 15 million shares of Series B preferred stock issued to AZOA. There are currently 25 million shares of Series A preferred stock issued and outstanding.

As of December 31, 1996, the Company sold to AZOA, without recourse, two receivables due from third parties amounting to $6,600. These receivables, valued at $5,827, were repurchased by the Company in 1997.


(9) Employee Benefit Plans

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees, excluding agents, are eligible to participate in the Primary
Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $729, $808 and $860 in 1997, 1996 and 1995, respectively.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements (continued)
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(9) Employee Benefit Plans (cont.)

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match from 50% to 100% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. The total Company match for Plan participants was 90% in 1997 and 100% in 1996 and 1995, respectively. All employees, excluding agents, are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after-tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company has accrued $907, $1,105 and $1,188 in 1997, 1996 and 1995, respectively, toward planned contributions.

In 1995, the Company discontinued support of its individual agency field force and suspended contributions to the Agents' Asset Accumulation Plan as of January 1, 1996. During 1995, participation in the Plan decreased significantly resulting in a partial plan termination whereby participants as of January 1, 1995 became fully vested in the Plan. The Company has no intention to fully terminate the Plan in the near term. The Company made no contributions to the Plan in either 1997 or 1996, and $118 in 1995.

The Company provides certain postretirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. The Company's plan obligation at December 31, 1997 and 1996 was $6,001 and $5,783, respectively. This liability is included in "Other liabilities" in the accompanying balance sheet.

(10) Statutory Financial Data and Dividend Restrictions

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and net gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life and annuity benefit reserves calculated for statutory accounting do not include provisions for withdrawals.

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying consolidated financial statements as of and for the year ended December 31 are as follows:

                                                          Stockholder's equity                       Net income
---------------------------------------------------------------------------------------------------------------------------
                                                            1997         1996               1997        1996     1995
---------------------------------------------------------------------------------------------------------------------------
Statutory basis                                          $ 635,711      384,989             72,343     67,995   11,565
Adjustments:
 Change in reserve basis                                  (255,816)    (199,566)           (85,110)    13,324  (43,642)
 Deferred acquisition costs                                927,080      863,338             63,742     36,344   28,552
 Net deferred taxes                                       (228,861)    (150,760)           (28,283)   (30,559) (25,772)
 Statutory asset valuation reserve                         151,675      133,564                  0          0        0
 Statutory interest maintenance reserve                     34,336       26,342              7,994      1,183    8,756
 Modified coinsurance reinsurance                          (31,953)    (113,743)            81,790      5,435  104,222
 Unrealized gains on investments                           124,754       64,928                  0          0        0
 Nonadmitted assets                                         14,824        7,121                  0          0        0
 Deferred income on reinsurance                           (150,526)           0                  0          0        0
 Other                                                      (3,632)      (2,036)             1,197      7,446    3,516
---------------------------------------------------------------------------------------------------------------------------
  As reported in the accompanying
   consolidated financial statements                    $1,217,592    1,014,177            113,673    101,168   87,197
===========================================================================================================================

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements (continued)
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(10) Statutory Financial Data and Dividend Restrictions (cont.)

The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 1997 and 1996 was in compliance with these requirements. The maximum amount of dividends which can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement, minus 25% of earned surplus attributable to unrealized capital gains. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus, cash dividends of not more than the greater of 10% of its beginning of the year statutory surplus in any year, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. In 1997 and 1996, the Company paid AZOA dividends on preferred stock in the amount of $1,600. A common stock dividend of $551 was paid in 1997. Dividends of $59,071 could be paid in 1998 without prior approval of the Commissioner of Commerce.

Regulatory Risk Based Capital

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Enterprises below specific triggerpoints or ratios are classified within certain levels, each of which requires specified corrective action. The levels and ratios are as follows:

                                     Ratio of total adjusted capital to
                                     authorized control level risk-based
        Regulatory event               capital (less than or equal to)
--------------------------------------------------------------------------------
        Company action level           2 (or 2.5 with negative trends)
        Regulatory action level                      1.5
        Authorized control level                      1
        Mandatory control level                      0.7

The Company met the minimum risk-based capital requirements as of December 31, 1997 and 1996.

Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities which are prepared on an accounting basis prescribed or permitted by such authorities. Currently, prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC currently has a project underway to codify statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project will likely change the definition of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to existing accounting policies insurance enterprises use to prepare their statutory financial statements. The Company does not currently use permitted statutory accounting practices which have a significant impact on its statutory financial statements.

(11) Commitments and Contingencies

The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. In the opinion of management, the ultimate resolution of such litigation will not have a material effect on the consolidated financial position of the Company.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements (continued)
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(11) Commitments and Contingencies (cont.)

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

The Company is expending significant resources to assure that its computer systems are reprogrammed in time to effectively deal with transactions in the year 2000 and beyond. Costs associated with this effort are not expected to be material and are expensed as incurred. This "Year 2000 Computer Problem" creates risk for the Company from unforeseen problems in its own computer systems and from third parties with whom the Company deals on financial transactions worldwide. Such failures of the Company and/or third parties' computer systems could have a material impact on the Company's ability to conduct its business, and especially to process and account for the transfer of funds electronically.

(12) Foreign Currency Translation

The net assets of the Company's foreign operations are translated into U.S. dollars using exchange rates in effect at each year end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment reported as a separate component of stockholder's equity. An analysis of this account for the respective years ended December 31 follows:

                                                                                       1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
Beginning amount of cumulative translation adjustments                                $(3,473)      (3,455)     (3,787)
---------------------------------------------------------------------------------------------------------------------------
Aggregate adjustment for the period resulting from translation adjustments             (1,500)         (28)        511
Amount of income tax benefit (expense) for period related to aggregate adjustment         525           10        (179)
---------------------------------------------------------------------------------------------------------------------------
       Net aggregate translation included in equity                                      (975)         (18)        332
---------------------------------------------------------------------------------------------------------------------------
Ending amount of cumulative translation adjustments                                   $(4,448)      (3,473)     (3,455)
===========================================================================================================================
Canadian foreign exchange rate at end of year                                          0.6992       0.7297      0.7329

(13) Subsequent Event - Life USA Holding, Inc.

In 1995, in conjunction with an expanded marketing agreement, the Company provided Life USA Holding, Inc. (Life USA), an unrelated insurance company, with $30,000 in exchange for a fifteen year convertible debenture paying 5% interest for the first five years with the interest rate reset annually thereafter based on LIBOR plus 1%. In connection with a definitive agreement signed in January 1998, the Company will convert its debenture to equity in 1998.

As noted above, the Company entered into a definitive agreement with Life USA in January 1998 to acquire up to a 35% equity ownership in Life USA and extend the existing marketing agreement between the two companies to December 31, 2000. Acquisition of the Company's equity ownership will be accomplished through the following:

 - Conversion of the $30,000 debenture for 2.43 million shares of common stock (conversion price of $12.34 per share);
 - Exercise of the Company's preemptive right to purchase 241,846 shares of common stock at $12.36 per share;
 - Purchase of 925,000 shares of common stock from certain members of Life USA management at $16.44 per share; and
 - Commitment of $100 million to purchase newly issued common stock in increments of $20 million over a five year period beginning in 1998.

Additionally, the Company may acquire an additional 1,604,104 shares of Life USA common stock in open market purchases over the next year.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements (continued)
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(13) Subsequent Event - Life USA Holding, Inc. (cont.)

As part of this agreement, the Company has the right to nominate two people to Life USA's board of directors, with additional rights of nomination in the future based on the Company's proportional ownership. Two members of the Company's management were named to Life USA's board of directors in January 1998.

(14) Supplementary Insurance Information

The following table summarizes certain financial information by line of business for 1997, 1996 and 1995:

                                As of December 31                           For the year ended December 31
---------------------------------------------------------------------------------------------------------------------------
                              Future policy          Other       Premium Benefits, Net change
                      Deferred  benefits,           policy       revenue  claims       in
                       policy    losses,          claims and    and other   Net    losses, and policy    Other
                     acquisitionclaims andUnearned benefits    contract investment settlement acquisition operating Premiums
                        costs loss expensepremiums  payable  considerations income  expenses  costs (a) expenses   written (b)
---------------------------------------------------------------------------------------------------------------------------
1997:
Life                  $189,971 1,297,269    5,215   63,572       313,078    24,352  230,357  (14,363)   99,913
Annuities              717,721 3,251,829        0    1,881       188,474   118,028  124,535  (44,924)  186,789
Accident and health     19,388         0   44,953  487,660       451,067    19,970  327,526   (4,455)  151,312
---------------------------------------------------------------------------------------------------------------------------
                      $927,080 4,549,098   50,168  553,113       952,619   162,350  682,418  (63,742)  438,014
===========================================================================================================================
1996:
Life                  $175,608 1,204,633    5,502   62,369       331,845    89,049  258,221    4,308   103,352
Annuities              672,797 2,879,221        0    1,859       157,887   113,537  105,335  (43,283)  161,002
Accident and health     14,933         0   26,674  374,596       376,822    20,036  256,364    2,631   122,337
---------------------------------------------------------------------------------------------------------------------------
                      $863,338 4,083,854   32,176  438,824       866,554   222,622  619,920  (36,344)  386,691
===========================================================================================================================
1995:
Life                  $179,915 1,088,964    5,493   62,660       310,514    83,741  239,287    8,475   124,415
Annuities              629,515 2,601,943        0      580       136,736    98,214   89,321  (34,235)  137,000
Accident and health     17,564         0   28,688  308,658       354,500    19,203  249,232   (2,792)  105,615
---------------------------------------------------------------------------------------------------------------------------
                      $826,994 3,690,907   34,181  371,898       801,750   201,158  577,840  (28,552)  367,030
===========================================================================================================================

(a) See note 1 for total gross amortization.
(b) Premiums written are not applicable for life insurance companies.




                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      a.  Financial Statements

          The following financial statements of the Company are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Consolidated Balance Sheets as of December 31, 1996 and 1997.
          3. Consolidated Statements of Income for the years ended December 31, 1997, 1996 and 1995.
          4. Consolidated Statements of Stockholder's Equity for the years ended December 31, 1997, 1996 and 1995.
          5. Consolidated Statements of Cash Flows for the years ended December 31, 1997, 1996 and 1995.
          6. Notes to Consolidated Financial Statements - December 31, 1997, 1996 and 1995.

          The following financial statements of the Variable Account are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Statements of Assets and Liabilities as of December 31, 1997.
          3.  Statements of Operations for the year ended December 31, 1997.
          4. Statements of Changes in Net Assets for the years ended December 31, 1997 and 1996.
          5.  Notes to Financial Statements - December 31, 1997.



b.  Exhibits


          1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account *
          2.  Not Applicable
          3.  Principal Underwriter Agreement***
          4.  Individual Variable Annuity Contract**
          5.  Application for Individual Variable Annuity Contract**
          6.  (i)  Copy of Articles of Incorporation of the Company*
              (ii) Copy of the Bylaws of the Company*
          7.  Not Applicable
          8.  Form of Fund Participation Agreement**
          9.  Opinion and Consent of Counsel
         10.  Independent Auditors' Consent
         11.  Not Applicable
         12.  Not Applicable
         13.  Calculation of Performance Information
         14.  Company Organizational Chart***
         27.  Not Applicable


   *Incorporated by reference to Post-Effective Amendment No. 2 to
    Registrant's Form N-4 electronically filed on October 24, 1995. **Incorporated by reference to Post-Effective Amendment No.3 to Registrant's
    Form N-4 electronically filed on April 18, 1996
 ***Incorporated by reference to  Post-Effective  Amendment No.5 to Registrant's
    Form N-4 electronically filed on April 25, 1997

Item 25.    Directors and Officers of the Depositor

The following are the Officers and Directors of the Company:



Name and Principal        Positions and Offices
Business Address          with Depositor
------------------        ---------------------
Lowell C. Anderson        Chairman, President, Chief
1750 Hennepin Avenue      Executive Officer and Director
Minneapolis, MN 55403

Herbert F. Hansmeyer      Director
777 San Marin Drive       777 San Marin Drive
Novato, CA 94998          Novato, CA 94998

Michael P. Sullivan       Director
7505 Metro Boulevard
Minneapolis, MN 55439

Dr. Jerry E. Robertson    Director
220-13E-29/3M Center
St. Paul, MN 55144

Dr. Gerhard Rupprecht     Director
Reinsburgstrasse 19
D-70178
Stuttgart, Germany

Edward J. Bonach          Senior Vice President, Chief
1750 Hennepin Avenue      Financial Officer and Treasurer
Minneapolis, MN 55403



Robert S. James           President - Individual
1750 Hennepin Avenue      Division
Minneapolis, MN 55403

Ronald L. Wobbeking       President-Mass Marketing Division
1750 Hennepin Avenue
Minneapolis, MN 55403

Rev. Dennis J. Dease      Director
c/o Univer of St.Thomas
Box AQU100
2115 Summit Avenue
St. Paul, MN 55105-1096

James R. Campbell         Director
c/o Norwest Corp.
Norwest Center
Sixth + Marquette
Minneapolis, MN 55479-0116


Robert M. Kimmitt         Director
Wilmer, Cutler & Pickering
2445 M Street NW
Washington, DC  20037-1420



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company Organizational chart is incorporated by reference to Post-Effective Amendment No. 5 (File No. 811-05618)


Item 27.    Number of Contract Owners

As of February 19, 1998, there were 17,723 qualified Contract Owners and 39,911 non-qualified Contract Owners with Contracts in the separate account

Item 28.    Indemnification

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

    a. NALAC Financial Plans, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

         Allianz Life Variable Account A
         Preferred Life Variable Account C

     b. The following are the officers and directors of NALAC Financial Plans, LLC:




Name & Principal        Positions and Offices
Business Address        with Underwriter
----------------        ---------------------
James P. Kelso          Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Alan A. Grove           Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas B. Clifford      President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer  Secretary and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael J. Yates        Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke     Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403

Edward J. Bonach        Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Item 30.    Location of Accounts and Records

Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item 31.    Management Services

Not Applicable

Item 32.    Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                               REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 24th day of April, 1998.


                                      ALLIANZ LIFE
                                      VARIABLE ACCOUNT B
                                      (Registrant)


                                      By:  ALLIANZ LIFE INSURANCE COMPANY
                                      OF NORTH AMERICA
                                      (Depositor)




                                      By:  /s/Michael T. Westermeyer
                                           -------------------------




                                      ALLIANZ LIFE INSURANCE COMPANY
                                      OF NORTH AMERICA
                                      (Depositor)




                                      By:  /s/Michael T. Westermeyer
                                           -------------------------




Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.



Signature and Title



                         Chairman of the Board,
Lowell C. Anderson*      President
Lowell C. Anderson       and Chief Executive Officer   4-24-98

Herbert F. Hansmeyer*    Director                      4-24-98
Herbert F. Hansmeyer

Michael P. Sullivan*     Director                      4-24-98
Michael P. Sullivan

Dr. Jerry E. Robertson*  Director                      4-24-98
Dr. Jerry E. Robertson

Dr. Gerhard Rupprecht*   Director                      4-24-98
Dr. Gerhard Rupprecht

Edward J. Bonach*        Chief Financial Officer       4-24-98
Edward J. Bonach

Rev. Dennis J. Dease*    Director                      4-24-98
Rev. Dennis J. Dease

James R. Campbell*       Director                      4-24-98
James R. Campbell

Robert M. Kimmitt*       Director                      4-24-98
Robert M. Kimmitt


                                         *By  Power of Attorney


                                           By:/s/Michael T. Westermeyer
                                              -------------------------

                                              Attorney-in-Fact




                         LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Herbert F. Hansmeyer, a Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Lowell C. Anderson and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 29th day of September 1997.


WITNESS

/s/ Kathleen Doolwith                           /s/ Herbert Hansmeyer
___________________________                     _____________________________
                                                Herbert Hansmeyer





                       LIMITED POWER OF ATTORNEY

         KNOWN ALL MEN BY THESE PRESENTS, that I, Michael P Sullivan, a Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Lowell C. Anderson and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

         WITNESS my hand and seal this 5th day of September 1997.


WITNESS

/s/ Karen M Amundson                            /s/ Michael P. Sullivan
___________________________                     _____________________________
                                                Michael P. Sullivan



                       LIMITED POWER OF ATTORNEY

         KNOWN ALL MEN BY THESE PRESENTS, that I, Jerry E. Robertson, a Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Lowell C. Anderson and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

         WITNESS my hand and seal this 4th day of September 1997.


WITNESS

Signature Illegible                              /s/ Jerry E. Robertson
___________________________                     _____________________________
                                                Jerry E. Robertson




                         LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Gerhard G. Rupprecht, a Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Lowell C. Anderson and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a securi.y under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 9th day of September 1997.


WITNESS

/s/ Dr. Kubler                                  /s/ Gerhard G. Rupprecht
___________________________                     _____________________________
                                                Gerhard G Rupprecht


I hereby certify that the above is the true signature, acknowledged in my presence of

                         Dr. Gerhard Rupprecht
                   Chairman of the Board of Management
               Reinsburgstrabe 19, 70178 Stuttgart, Germany

personally known to me.

                                 Stuttgart, den 17.09.1997

                                 /s/ Dr. Kubler

                                 Dr. Kubler



                       LIMITED POWER OF ATTORNEY

         KNOWN ALL MEN BY THESE PRESENTS, that I, Dennis J. Dease, a Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Lowell C. Anderson and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

         WITNESS my hand and seal this 5th day of September 1997.


WITNESS

/s/ Sandra J. Schwartz                          /s/ Dennis J. Dease
___________________________                     _____________________________
                                                Dennis J. Dease



                         LIMITED POWER OF ATTORNEY

         KNOWN ALL MEN BY THESE PRESENTS, that I, James R. Campbell, a Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Lowell C. Anderson and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

         WITNESS my hand and seal this 8th day of September 1997.


WITNESS

/s/ Carrie Knowles                              /s/ James R. Campbell
___________________________                     _____________________________
                                                James R. Campbell


                         LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Edward J Bonach, Senior Vice President and Chief Financial Officer of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Lowell C. Anderson and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Senior Vice President and Chief Financial Officer on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 7th day of April 1998.


WITNESS

/s/ Mary Ann Lemke                              /s/ Edward J. Bonach
___________________________                     _____________________________
                                                Edward J. Bonach



                         LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Lowell C. Anderson, Chairman of the Board, President & Chief Executive Officer of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Michael T. Westermeyer, as my attorney and agent, for me, and in my name as Chairman of the Board, President & Chief Executive Officer on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 3rd day of April 1998.


WITNESS

/s/ Mary Ann Lemke                              /s/ Lowell C. Anderson
___________________________                     _____________________________
                                                Lowell C. Anderson


                         LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Robert M. Kimmitt, a Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Lowell C. Anderson and Michael T. Westermeyer, each individually, as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 6th day of April 1998.


WITNESS

/s/ Mary Ann Lemke                              /s/ Robert M. Kimmitt
___________________________                     _____________________________
                                                Robert M. Kimmitt







                                   EXHIBITS

                                      TO

                        POST-EFFECTIVE AMENDMENT    NO.6

                                      TO

                                   FORM N-4

                       ALLIANZ LIFE VARIABLE ACCOUNT B






                              INDEX TO EXHIBITS



Exhibit                                                            Page



EX-99.B9    Opinion and Consent of Counsel

EX-99.B10   Independent Auditor's Consent

EX-99.B13   Calculation of Performance Information